UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
May 31, 2009 (Unaudited)	Columbia Convertible Securities Fund

		Par ($)	Value ($)*
Convertible Bonds — 83.5%
BASIC MATERIALS — 2.8%
Iron/Steel — 1.3%
Allegheny Technologies
	4.250% 06/01/14	1,920,000	2,089,185
United States Steel Corp.
	4.000% 05/15/14	2,900,000	3,581,500
Iron/Steel Total			5,670,685
Metals & Mining — 1.5%
Alcoa, Inc.
	5.250% 03/15/14	480,000	765,600
AngloGold Ashanti Holdings Finance PLC
	3.500% 05/22/14(a)	2,000,000	2,194,200
Kinross Gold Corp.
	1.750% 03/15/28(a)	3,000,000	2,921,250
	1.750% 03/15/28	700,000	681,625
Metals & Mining Total			6,562,675
BASIC MATERIALS TOTAL			12,233,360
CONSUMER DISCRETIONARY — 5.1%
Auto Components — 0.5%
BorgWarner, Inc.
	3.500% 04/15/12	1,930,000	2,381,138
Auto Components Total			2,381,138
Hotels, Restaurants & Leisure — 0.3%
International Game Technology
	3.250% 05/01/14(a)	1,000,000	1,117,500
Hotels, Restaurants & Leisure Total			1,117,500
Media — 3.8%
Interpublic Group of Companies, Inc.
	4.250% 03/15/23	5,940,000	5,234,625
Liberty Media Corp.
	3.125% 03/30/23	9,607,000	8,177,959
Omnicom Group, Inc.
	(b) 07/31/32	2,900,000	2,881,875
Media Total			16,294,459

1

		Par ($)	Value ($)
Convertible Bonds — (continued)
CONSUMER DISCRETIONARY — (CONTINUED)
Specialty Retail — 0.5%
Best Buy Co., Inc.
	2.250% 01/15/22	2,425,000	2,379,531
Specialty Retail Total			2,379,531
CONSUMER DISCRETIONARY TOTAL			22,172,628
CONSUMER STAPLES — 1.8%
Beverages — 1.2%
Molson Coors Brewing Co.
	2.500% 07/30/13	4,740,000	5,208,075
Beverages Total			5,208,075
Tobacco — 0.6%
Vector Group Ltd.
	3.875%(b) 06/15/26(c)	2,900,000	2,624,500
Tobacco Total			2,624,500
CONSUMER STAPLES TOTAL			7,832,575
ENERGY — 9.3%
Energy Equipment & Services — 6.4%
Cameron International Corp.
	2.500% 06/15/26	2,840,000	3,365,400
Hornbeck Offshore Services, Inc.
	(d)1.625% 11/15/26(a) (1.375% 11/15/13)	5,000,000	4,162,500
	(d)1.625% 11/15/26 (1.375% 11/15/13)	1,180,000	982,350
Nabors Industries, Inc.
	0.940% 05/15/11	4,870,000	4,456,050
Transocean, Inc.
	1.500% 12/15/37	6,615,000	5,804,663
	1.625% 12/15/37	9,720,000	9,161,100
Energy Equipment & Services Total			27,932,063
Oil, Gas & Consumable Fuels — 2.9%
Chesapeake Energy Corp.
	2.750% 11/15/35	5,563,000	4,999,746
Massey Energy Co.
	3.250% 08/01/15	2,900,000	1,932,125

2

		Par ($)	Value ($)
Convertible Bonds — (continued)
ENERGY — (CONTINUED)
Oil, Gas & Consumable Fuels — (continued)
Peabody Energy Corp.
	4.750% 12/15/41	7,440,000	5,682,300
Oil, Gas & Consumable Fuels Total			12,614,171
ENERGY TOTAL			40,546,234
FINANCIALS — 9.4%
Capital Markets — 0.7%
BlackRock, Inc.
	2.625% 02/15/35	1,800,000	2,907,000
Capital Markets Total			2,907,000
Commercial Banks — 0.6%
National City Corp.
	4.000% 02/01/11	2,900,000	2,758,625
Commercial Banks Total			2,758,625
Diversified Financial Services — 0.5%
NASDAQ OMX Group, Inc.
	2.500% 08/15/13	2,650,000	2,206,125
Diversified Financial Services Total			2,206,125
Insurance — 1.0%
Prudential Financial, Inc.
	0.00%12/15/37(c)	4,365,000	4,356,270
Insurance Total			4,356,270
Real Estate Investment Trusts (REITs) — 6.6%
Alexandria Real Estate Equities, Inc.
	3.700% 01/15/27(a)	6,000,000	4,710,000
	8.000% 04/15/29(a)	500,000	525,000
Boston Properties LP
	2.875% 02/15/37	970,000	832,987
	3.750% 05/15/36	3,893,000	3,420,974
Digital Realty Trust LP
	5.500% 04/15/29(a)	9,000,000	8,790,300
Prologis
	2.250% 04/01/37(a)	1,830,000	1,422,825
	2.250% 04/01/37	1,170,000	909,675
Rayonier TRS Holdings, Inc.
	3.750% 10/15/12(a)	2,000,000	1,987,500

3

		Par ($)	Value ($)
Convertible Bonds — (continued)
FINANCIALS — (CONTINUED)
Real Estate Investment Trusts (REITs) — (continued)
Vornado Realty Trust
	3.625% 11/15/26	6,740,000	5,981,750
Real Estate Investment Trusts (REITs) Total			28,581,011
FINANCIALS TOTAL			40,809,031
HEALTH CARE — 24.1%
Biotechnology — 5.6%
Alexion Pharmaceuticals, Inc.
	1.375% 02/01/12	950,000	2,213,500
Amgen, Inc.
	0.125% 02/01/11(a)	2,982,000	2,788,170
	0.125% 02/01/11	500,000	467,500
	0.375% 02/01/13	1,874,000	1,677,230
Gilead Sciences, Inc.
	0.500% 05/01/11	2,860,000	3,424,850
Invitrogen Corp.
	3.250% 06/15/25	8,536,000	8,557,340
Isis Pharmaceuticals, Inc.
	2.625% 02/15/27(a)	1,000,000	1,065,000
	2.625% 02/15/27	935,000	995,775
PDL BioPharma, Inc.
	2.000% 02/15/12	1,927,000	1,662,038
	2.750% 08/16/23	1,640,000	1,611,300
Biotechnology Total			24,462,703
Health Care Equipment & Supplies — 7.9%
Beckman Coulter, Inc.
	2.500% 12/15/36(a)	220,000	217,800
	2.500% 12/15/36	3,835,000	3,796,650
China Medical Technologies, Inc.
	4.000% 08/15/13	5,700,000	3,313,125
Fisher Scientific International, Inc.
	3.250% 03/01/24	8,127,000	9,782,876
Hologic, Inc.
	(d) 2.000% 12/15/37 (0.000% 12/15/13)	7,750,000	5,386,250
Medtronic, Inc.
	1.500% 04/15/11(a)	5,975,000	5,691,188
	1.500% 04/15/11	4,760,000	4,533,900
	1.625% 04/15/13	1,500,000	1,376,250
Health Care Equipment & Supplies Total			34,098,039

4

		Par ($)	Value ($)
Convertible Bonds — (continued)
HEALTH CARE — (CONTINUED)
Health Care Providers & Services — 2.5%
Chemed Corp.
	1.875% 05/15/14(a)	2,250,000	1,653,750
Henry Schein, Inc.
	3.000% 08/15/34(a)	3,980,000	4,407,850
HLTH Corp.
	1.750% 06/15/23	1,920,000	1,845,600
	3.125% 09/01/25	1,925,000	1,766,187
Omnicare, Inc.
	3.250% 12/15/35	1,925,000	1,345,094
Health Care Providers & Services Total			11,018,481
Health Care Technology — 1.3%
Inverness Medical Innovations, Inc.
	3.000% 05/15/16(a)	6,000,000	5,677,500
Health Care Technology Total			5,677,500
Life Sciences Tool & Services — 0.8%
Millipore Corp.
	3.750% 06/01/26	3,515,000	3,391,975
Life Sciences Tool & Services Total			3,391,975
Pharmaceuticals — 6.0%
Allergan, Inc.
	1.500% 04/01/26(a)	4,180,000	4,242,700
	1.500% 04/01/26	2,035,000	2,065,525
Mylan, Inc.
	1.250% 03/15/12	10,384,000	9,111,960
	3.750% 09/15/15(a)	2,388,000	2,686,500
Sepracor, Inc.
	(b) 10/15/24	5,678,000	5,564,440
Teva Pharmaceutical Finance Co., BV
	1.750% 02/01/26	1,935,000	2,126,081
Pharmaceuticals Total			25,797,206
HEALTH CARE TOTAL			104,445,904
INDUSTRIALS — 8.6%
Aerospace & Defense — 1.3%
L-3 Communications Corp.
	3.000% 08/01/35	5,635,000	5,536,387
Aerospace & Defense Total			5,536,387
Airlines — 1.2%
Continental Airlines, Inc.
	5.000% 06/15/23	5,755,000	5,265,825
Airlines Total			5,265,825

5

		Par ($)	Value ($)
Convertible Bonds — (continued)
INDUSTRIALS — (CONTINUED)
Commercial Services & Supplies — 2.8%
Covanta Holding Corp.
	1.000% 02/01/27	6,900,000	5,787,375
	3.250% 06/01/14(a)	2,500,000	2,481,250
Waste Connections, Inc.
	3.750% 04/01/26	3,823,000	3,904,239
Commercial Services & Supplies Total			12,172,864
Electrical Equipment — 1.4%
General Cable Corp.
	1.000% 10/15/12(a)	5,500,000	4,338,125
	1.000% 10/15/12	1,000,000	788,750
SunPower Corp.
	4.750% 04/15/14	950,000	1,162,562
Electrical Equipment Total			6,289,437
Machinery — 1.1%
Barnes Group, Inc.
	3.750% 08/01/25	1,167,000	1,134,908
Terex Corp.
	4.000% 06/01/15	500,000	523,125
Trinity Industries, Inc.
	3.875% 06/01/36	5,685,000	3,190,706
Machinery Total			4,848,739
Miscellaneous Manufacturing — 0.8%
Textron, Inc.
	4.500% 05/01/13	3,000,000	3,292,500
Miscellaneous Manufacturing Total			3,292,500
INDUSTRIALS TOTAL			37,405,752
INFORMATION TECHNOLOGY — 18.2%
Communications Equipment — 2.0%
Arris Group, Inc.
	2.000% 11/15/26	2,435,000	2,272,585
CommScope, Inc.
	3.250% 07/01/15	2,000,000	2,187,500
Lucent Technologies, Inc.
	2.875% 06/15/23	4,640,000	4,309,400
Communications Equipment Total			8,769,485
Computers & Peripherals — 3.2%
EMC Corp.
	1.750% 12/01/11	6,370,000	6,362,037

6

		Par ($)	Value ($)
Convertible Bonds — (continued)
INFORMATION TECHNOLOGY — (CONTINUED)
Computers & Peripherals — (continued)
Maxtor Corp.
	6.800% 04/30/10	5,947,000	5,813,193
NetApp, Inc.
	1.750% 06/01/13(a)	2,000,000	1,755,000
Computers & Peripherals Total			13,930,230
Electronic Equipment & Instruments — 1.4%
Itron, Inc.
	2.500% 08/01/26	1,920,000	2,172,000
L-1 Identity Solutions, Inc.
	3.750% 05/15/27(a)	5,000,000	3,881,250
Electronic Equipment & Instruments Total			6,053,250
Internet Software & Services — 1.4%
Akamai Technologies, Inc.
	1.000% 12/15/33	925,000	1,372,469
Digital River, Inc.
	1.250% 01/01/24	1,900,000	2,111,375
Equinix, Inc.
	2.500% 04/15/12	2,550,000	2,419,312
Internet Software & Services Total			5,903,156
IT Services — 2.2%
CSG Systems International, Inc.
	2.500% 06/15/24(a)	4,000,000	3,535,000
DST Systems, Inc.
	4.125% 08/15/23(a)	3,930,000	3,880,875
VeriFone Holdings, Inc.
	1.375% 06/15/12(a)	3,000,000	2,066,250
IT Services Total			9,482,125
Semiconductors & Semiconductor Equipment — 4.3%
Advanced Micro Devices, Inc.
	5.750% 08/15/12	1,925,000	1,195,906
Intel Corp.
	2.950% 12/15/35(a)	4,125,000	3,336,094
	2.950% 12/15/35	4,743,000	3,835,902
Linear Technology Corp.
	3.125% 05/01/27(a)	565,000	551,581
	3.125% 05/01/27	2,745,000	2,679,806
ON Semiconductor Corp.
	2.625% 12/15/26	2,015,000	1,813,500
Xilinx, Inc.
	3.125% 03/15/37	6,810,000	5,107,500
Semiconductors & Semiconductor Equipment Total			18,520,289

7

		Par ($)	Value ($)
Convertible Bonds — (continued)
INFORMATION TECHNOLOGY — (CONTINUED)
Software — 3.7%
Alliance Data Systems Corp.
	1.750% 08/01/13(a)	2,500,000	1,815,625
Lawson Software, Inc.
	2.500% 04/15/12(a)	3,000,000	2,531,250
Sybase, Inc.
	1.750% 02/22/25(a)	5,240,000	6,969,200
Symantec Corp.
	0.750% 06/15/11	800,000	805,000
	0.750% 06/15/11(a)	4,000,000	4,025,000
Software Total			16,146,075
INFORMATION TECHNOLOGY TOTAL			78,804,610
TELECOMMUNICATION SERVICES — 3.3%
Diversified Telecommunication Services — 1.4%
Qwest Communications International, Inc.
	3.500% 11/15/25	6,225,000	6,263,906
Diversified Telecommunication Services Total			6,263,906
Wireless Telecommunication Services — 1.9%
SBA Communications Corp.
	4.000% 10/01/14(a)	5,000,000	5,081,250
NII Holdings, Inc.
	3.125% 06/15/12	3,960,000	2,960,100
Wireless Telecommunication Services Total			8,041,350
TELECOMMUNICATION SERVICES TOTAL			14,305,256
UTILITIES — 0.9%
Multi-Utilities — 0.9%
CMS Energy Corp.
	2.875% 12/01/24	3,940,000	4,018,800
Multi-Utilities Total			4,018,800
UTILITIES TOTAL			4,018,800

	Total Convertible Bonds (cost of $388,787,987)		362,574,150

8

		Shares	Value ($)
Convertible Preferred Stocks — 8.8%
CONSUMER NON-CYCLICAL — 0.4%
Food Products — 0.4%
	Bunge Ltd., 4.875%	22,000	1,848,000
Food Products Total			1,848,000
CONSUMER NON-CYCLICAL TOTAL			1,848,000
CONSUMER STAPLES — 0.3%
Food Products — 0.3%
	Archer-Daniels-Midland Co., 6.250%	33,000	1,188,000
Food Products Total			1,188,000
CONSUMER STAPLES TOTAL			1,188,000
ENERGY — 0.9%
Oil, Gas & Consumable Fuels — 0.9%
	El Paso Corp., 4.990% (a)	4,660	3,891,100
Oil, Gas & Consumable Fuels Total			3,891,100
ENERGY TOTAL			3,891,100
FINANCIALS — 4.9%
Commercial Banks — 3.7%
	Keycorp, 7.750%	57,600	3,801,600
	Wells Fargo & Co., 7.500% (e)	16,600	12,367,000
Commercial Banks Total			16,168,600
Insurance — 0.4%
	Alleghany Corp., 5.750%	7,170	1,785,723
Insurance Total			1,785,723
Real Estate Investment Trusts (REITs) — 0.8%
	Digital Realty Trust, LP, 5.500%	66,500	1,446,375
	Simon Property Group, Inc., 6.000%	38,000	1,720,640
Real Estate Investment Trusts (REITs) Total			3,167,015
FINANCIALS TOTAL			21,121,338
HEALTH CARE — 0.6%
Pharmaceuticals — 0.6%
	Schering-Plough Corp., 6.000%	12,600	2,758,014
Pharmaceuticals Total			2,758,014
HEALTH CARE TOTAL			2,758,014
INDUSTRIALS — 0.5%
Road & Rail — 0.5%
	Kansas City Southern, 5.125%	3,191	2,409,205
Road & Rail Total			2,409,205
INDUSTRIALS TOTAL			2,409,205
MATERIALS — 0.7%
Chemicals — 0.2%
	Celanese Corp., 4.250% (e)	36,500	1,041,345
Chemicals Total			1,041,345

9

		Shares	Value ($)
Convertible Preferred Stock — (continued)
MATERIALS — (CONTINUED)
Metals & Mining — 0.5%
	Vale Capital Ltd., 5.500%	49,600	1,922,000
Metals & Mining Total			1,922,000
MATERIALS TOTAL			2,963,345
UTILITIES — 0.5%
Electric Utilities — 0.5%
	FPL Group, Inc., 8.375% (e)	43,500	2,212,323
Electric Utilities Total			2,212,323
UTILITIES TOTAL			2,212,323

	Total Convertible Preferred Stocks (cost of $41,485,346)		38,391,325
Common Stock — 0.0%
FINANCIALS — 0.0%
Insurance — 0.0%
	MetLife, Inc.	2	63
Insurance Total			63
FINANCIALS TOTAL			63

	Total Common Stock (cost of $93)		63
Investment Company — 0.8%
FINANCIALS — 0.8%
Diversified Financial Services — 0.8%
	iShares iBoxx Investment Grade Corporate Bond Fund	35,000	3,428,250
Diversified Financial Services Total			3,428,250
FINANCIALS TOTAL			3,428,250

	Total Investment Company (cost of $3,378,468)		3,428,250

		Par ($)
Short-Term Obligations — 5.0%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/09, due 06/01/09 at 0.120%, collateralized by U.S. Government Agency obligations with various maturities to 10/19/17, market value $22,338,725 (repurchase proceeds $21,897,219)	21,897,000	21,897,000

	Total Short-Term Obligations (cost of $21,897,000)		21,897,000

10

Total Investments — 98.1% (cost of $455,548,894)(f)(g)	$426,290,788

Other Assets & Liabilities, Net — 1.9%	8,149,858

Net Assets — 100.0%	$434,440,646

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$32,287,235	$—
	Level 2 – Other Significant Observable Inputs	394,003,553	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$426,290,788	$—

11

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities, which are not illiquid, amounted to $106,400,383, which represents 24.5% of net assets.

(b)	Zero coupon bond.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2009.

(d)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)	Non-income producing security.

(f)	Cost for federal income tax purposes is $455,548,894.

(g)	Unrealized appreciation and depreciation at May 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$13,952,060	$(43,210,166)	$(29,258,106)

12

INVESTMENT PORTFOLIO
May 31, 2009 (Unaudited)	Columbia Global Value Fund

		Shares	Value ($)*
Common Stocks — 98.9%
CONSUMER DISCRETIONARY — 5.6%
Media — 0.9%
	Gannett Co., Inc.	141,600	675,432
Media Total			675,432
Multiline Retail — 2.2%
	Marks & Spencer Group PLC	360,219	1,657,680
Multiline Retail Total			1,657,680
Specialty Retail — 2.5%
	Home Depot, Inc.	82,000	1,899,120
Specialty Retail Total			1,899,120
CONSUMER DISCRETIONARY TOTAL			4,232,232
CONSUMER STAPLES — 10.0%
Food & Staples Retailing — 6.1%
	Carrefour SA	18,500	828,748
	Koninklijke Ahold NV	76,660	929,646
	Safeway, Inc.	84,400	1,709,944
	SUPERVALU, Inc.	23,186	384,888
	Wm. Morrison Supermarkets PLC	177,232	694,823
Food & Staples Retailing Total			4,548,049
Food Products — 3.9%
	Sara Lee Corp.	135,760	1,220,482
	Unilever NV	70,700	1,695,054
Food Products Total			2,915,536
CONSUMER STAPLES TOTAL			7,463,585
FINANCIALS — 21.0%
Commercial Banks — 12.7%
	Fifth Third Bancorp	147,925	1,020,682
	Intesa Sanpaolo SpA (a)	501,378	1,813,727
	Mitsubishi UFJ Financial Group, Inc.	197,500	1,246,287
	Mizuho Financial Group, Inc.	506,900	1,219,323
	PNC Financial Services Group, Inc.	46,463	2,116,390
	Royal Bank of Scotland Group PLC (a)	529,764	332,073
	Royal Bank of Scotland Group PLC (a)(b)	13,580	8,512
	Sumitomo Mitsui Financial Group, Inc.	28,300	1,095,407
	Wells Fargo & Co.	25,159	641,554
Commercial Banks Total			9,493,955
Diversified Financial Services — 1.8%
	Bank of America Corp. (c)	71,524	806,075
	CIT Group, Inc.	136,738	523,707
Diversified Financial Services Total			1,329,782

1

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 6.5%
	Aegon NV	284,382	1,787,842
	Mitsui Sumitomo Insurance Group Holdings, Inc.	68,900	2,028,316
	Tokio Marine Holdings, Inc.	37,300	1,100,080
Insurance Total			4,916,238
FINANCIALS TOTAL			15,739,975
HEALTH CARE — 19.5%
Health Care Equipment & Supplies — 2.1%
	Boston Scientific Corp. (a)	165,836	1,558,859
Health Care Equipment & Supplies Total			1,558,859
Health Care Providers & Services — 0.6%
	Tenet Healthcare Corp. (a)	111,900	406,197
Health Care Providers & Services Total			406,197
Pharmaceuticals — 16.8%
	AstraZeneca PLC	53,800	2,242,691
	Bristol-Myers Squibb Co.	90,192	1,796,625
	Daiichi Sankyo Co., Ltd.	47,100	882,009
	GlaxoSmithKline PLC	99,320	1,674,107
	Pfizer, Inc.	117,000	1,777,230
	Sanofi-Aventis SA	34,949	2,226,449
	Wyeth	45,200	2,027,672
Pharmaceuticals Total			12,626,783
HEALTH CARE TOTAL			14,591,839
INDUSTRIALS — 0.5%
Industrial Conglomerates — 0.5%
	General Electric Co.	30,040	404,939
Industrial Conglomerates Total			404,939
INDUSTRIALS TOTAL			404,939
INFORMATION TECHNOLOGY — 19.3%
Communications Equipment — 5.7%
	Alcatel-Lucent (a)	697,000	1,777,055
	Alcatel-Lucent, ADR (a)	90,202	229,113
	Motorola, Inc.	93,600	567,216
	Telefonaktiebolaget LM Ericsson, Class B	178,789	1,666,996
Communications Equipment Total			4,240,380
Computers & Peripherals — 2.3%
	Dell, Inc. (a)	151,610	1,755,644
Computers & Peripherals Total			1,755,644

2

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment, Instruments & Components — 2.4%
FUJIFILM Holdings Corp.	38,000	1,098,414
Hitachi Ltd.	214,000	713,305
Electronic Equipment, Instruments & Components Total		1,811,719
IT Services — 0.4%
Unisys Corp. (a)	201,500	280,085
IT Services Total		280,085
Office Electronics — 2.1%
Xerox Corp.	235,300	1,600,040
Office Electronics Total		1,600,040
Semiconductors & Semiconductor Equipment — 4.9%
Intel Corp.	68,159	1,071,459
Micron Technology, Inc. (a)	202,100	1,022,626
STMicroelectronics NV	207,600	1,543,806
Semiconductors & Semiconductor Equipment Total		3,637,891
Software — 1.5%
Microsoft Corp.	54,600	1,140,594
Software Total		1,140,594
INFORMATION TECHNOLOGY TOTAL		14,466,353
MATERIALS — 3.1%
Chemicals — 3.1%
Akzo Nobel NV	28,900	1,346,934
Dow Chemical Co.	56,900	1,005,992
Chemicals Total		2,352,926
MATERIALS TOTAL		2,352,926
TELECOMMUNICATION SERVICES — 19.9%
Diversified Telecommunication Services — 19.9%
AT&T, Inc.	62,827	1,557,481
Brasil Telecom Participacoes SA, ADR	16,951	758,896
Deutsche Telekom AG, Registered Shares	194,303	2,234,638
KT Corp., ADR	26,920	364,497
Nippon Telegraph & Telephone Corp.	48,000	1,995,297
Tele Norte Leste Participacoes SA, ADR	44,200	783,224
Telecom Italia SpA	2,076,493	2,927,476
Telecom Italia SpA, Savings Shares	565,300	578,420
Telefonica SA	42,374	915,344
Telefonos de Mexico SA de CV, ADR, Class L	23,700	393,657
Telmex Internacional SAB de CV, ADR	42,100	473,625

3

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Diversified Telecommunication Services — (continued)
	Verizon Communications, Inc.	66,400	1,942,864
Diversified Telecommunication Services Total			14,925,419
TELECOMMUNICATION SERVICES TOTAL			14,925,419

	Total Common Stocks (cost of $117,268,028)		74,177,268
Preferred Stock — 0.9%
FINANCIALS — 0.9%
Diversified Financial Services — 0.9%
	Citigroup, Inc.	31,798	697,330
Diversified Financial Services Total			697,330
FINANCIALS TOTAL			697,330

	Total Preferred Stock (cost of $536,553)		697,330

	Total Investments — 99.8% (cost of $117,804,581)(d)(e)		74,874,598

	Other Assets & Liabilities, Net — 0.2%		128,184

	Net Assets — 100.0%		75,002,782

4

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$34,614,140	$—
Level 2 – Other Significant Observable Inputs	40,260,458	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$74,874,598	$—

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

5

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, this security, which is not illiquid, amounted to $8,512, which represents less than 0.1% of net assets.

(c)	Investments in affiliates during the three months ended May 31, 2009:
	Security name: Bank of America Corp.

	Shares as of 02/28/09:		71,524
	Shares purchased:		—
	Shares sold:		—
	Shares as of 05/31/09:		71,524
	Net realized gain (loss) :		$—
	Dividend income earned:		$715
	Value at end of period:		$806,075

(d)	Cost for federal income tax purposes is $117,804,581.

(e)	Unrealized appreciation and depreciation at May 31, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$8,153,867	$(51,083,850)	$(42,929,983)

Acronym	Name
ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO

May 31, 2009 (Unaudited)	Columbia International Value Fund

		Value ($)
Investment Company — 100.0%
	Investment in Columbia Funds Master Investment Trust, LLC, Columbia International Value Master Portfolio*	1,352,308,580

	Total Investments — 100.0%	1,352,308,580

	Other Assets & Liabilities, Net — 0.0%	662,191

	Net Assets — 100.0%	1,352,970,771

*

The investment portfolio of the Columbia International Value Master Portfolio is included below.  Columbia International Value Fund invests only in Columbia International Value Master Portfolio.  At May 31, 2009, Columbia International Value Fund owned 84.4% of Columbia International Value Master Portfolio.

1

INVESTMENT PORTFOLIO

May 31, 2009 (Unaudited)	Columbia International Value Master Portfolio

		Shares	Value ($)*
Common Stocks — 99.1%
CONSUMER DISCRETIONARY — 7.1%
Automobiles — 0.8%
	Nissan Motor Co., Ltd.	1,330,900	7,991,367
	Renault SA (a)	125,200	4,878,813
Automobiles Total			12,870,180
Household Durables — 1.5%
	Sony Corp.	897,900	23,551,468
Household Durables Total			23,551,468
Media — 2.0%
	British Sky Broadcasting Group PLC	1,083,100	7,814,048
	ITV PLC	37,586,400	23,930,266
Media Total			31,744,314
Multiline Retail — 1.4%
	Marks & Spencer Group PLC, ADR	2,485,740	22,727,369
Multiline Retail Total			22,727,369
Specialty Retail — 1.4%
	Kingfisher PLC	7,819,700	22,575,319
Specialty Retail Total			22,575,319
CONSUMER DISCRETIONARY TOTAL			113,468,650
CONSUMER STAPLES — 9.7%
Food & Staples Retailing — 6.7%
	Carrefour SA	891,160	39,921,443
	Koninklijke Ahold NV	2,496,732	30,277,551
	Seven & I Holdings Co., Ltd.	504,000	12,203,536
	Wm. Morrison Supermarkets PLC	6,214,365	24,362,910
Food & Staples Retailing Total			106,765,440
Food Products — 2.6%
	Unilever NV	1,759,904	42,194,229
Food Products Total			42,194,229

Tobacco — 0.4%
	Japan Tobacco, Inc.	2,500	7,225,255
Tobacco Total			7,225,255
CONSUMER STAPLES TOTAL			156,184,924
ENERGY — 0.6%
Oil, Gas & Consumable Fuels — 0.6%
	ENI SpA	437,800	10,598,149
Oil, Gas & Consumable Fuels Total			10,598,149
ENERGY TOTAL			10,598,149

1

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — 20.1%
Commercial Banks — 11.7%
	Barclays PLC	4,818,407	23,228,697
	Chuo Mitsui Trust Holdings, Inc.	1,436,000	5,300,974
	Credit Agricole SA	717,100	10,686,608
	Credit Agricole SA (b)	239,032	3,562,183
	HSBC Holdings PLC	2,805,062	25,617,581
	Intesa Sanpaolo SpA (a)	8,435,186	30,514,151
	Mitsubishi UFJ Financial Group, Inc.	4,958,431	31,289,247
	Mizuho Financial Group, Inc.	11,539,600	27,757,934
	Natixis (a)	2,080,100	4,279,699
	Natixis (a)(b)	3,244,946	6,676,309
	Royal Bank of Scotland Group PLC (a)	681,186	426,989
	Royal Bank of Scotland Group PLC (a)(b)	416,280	260,938
	Royal Bank of Scotland Group PLC, ADR (a)	20,467	259,521
	San-In Godo Bank Ltd.	233,000	1,934,126
	Sumitomo Mitsui Financial Group, Inc.	250,100	9,680,607
	Yamaguchi Financial Group, Inc.	425,000	5,283,513
Commercial Banks Total			186,759,077
Consumer Finance — 1.0%
	Aiful Corp.	2,149,600	6,878,949
	Takefuji Corp.	1,689,230	9,783,225
Consumer Finance Total			16,662,174
Insurance — 7.4%
	Aegon NV	5,311,757	33,393,751
	Mitsui Sumitomo Insurance Group Holdings, Inc.	1,373,000	40,419,117
	Sompo Japan Insurance, Inc.	832,000	6,112,783
	Tokio Marine Holdings, Inc.	1,021,900	30,138,656
	XL Capital Ltd., Class A	880,000	8,905,600
Insurance Total			118,969,907
FINANCIALS TOTAL			322,391,158
HEALTH CARE — 13.7%
Pharmaceuticals — 13.7%
	AstraZeneca PLC	1,175,685	49,009,263
	Daiichi Sankyo Co., Ltd.	852,600	15,966,051
	GlaxoSmithKline PLC	2,198,848	37,063,101
	Ono Pharmaceutical Co., Ltd.	730,800	32,780,778

2

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
Sanofi-Aventis SA	869,886	55,416,666
Taisho Pharmaceutical Co., Ltd.	382,000	7,305,679
Takeda Pharmaceutical Co., Ltd.	565,400	22,423,104
Pharmaceuticals Total		219,964,642
HEALTH CARE TOTAL		219,964,642
INDUSTRIALS — 1.5%
Commercial Services & Supplies — 1.5%
Contax Participacoes SA, ADR	2,827,200	3,731,621
Dai Nippon Printing Co., Ltd.	1,555,000	19,935,318
Commercial Services & Supplies Total		23,666,939
INDUSTRIALS TOTAL		23,666,939
INFORMATION TECHNOLOGY — 16.4%
Communications Equipment — 5.2%
Alcatel-Lucent (a)	9,071,300	23,127,965
Nokia Oyj	1,773,500	27,163,315
Telefonaktiebolaget LM Ericsson, Class B	3,628,068	33,827,447
Communications Equipment Total		84,118,727
Computers & Peripherals — 1.0%
NEC Corp. (a)	3,879,000	15,171,876
Computers & Peripherals Total		15,171,876
Electronic Equipment, Instruments & Components — 3.7%
FUJIFILM Holdings Corp.	693,405	20,043,316
Hitachi Ltd.	3,889,000	12,962,819
TDK Corp.	185,000	8,394,580
Tyco Electronics Ltd.	1,038,543	18,039,492
Electronic Equipment, Instruments & Components Total		59,440,207
Semiconductors & Semiconductor Equipment — 6.5%
Infineon Technologies AG (a)	1,748,573	5,558,078
Rohm Co., Ltd.	551,500	36,182,180
STMicroelectronics NV	4,215,100	31,345,356
United Microelectronics Corp.	77,027,817	31,051,673
Semiconductors & Semiconductor Equipment Total		104,137,287
INFORMATION TECHNOLOGY TOTAL		262,868,097

3

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — 3.7%
Chemicals — 3.7%
	Akzo Nobel NV	564,100	26,290,852
	BASF SE	787,700	33,264,398
Chemicals Total			59,555,250
MATERIALS TOTAL			59,555,250
TELECOMMUNICATION SERVICES — 22.7%
Diversified Telecommunication Services — 20.0%
	Brasil Telecom Participacoes SA, ADR	232,523	10,410,055
	Deutsche Telekom AG, Registered Shares	3,845,600	44,227,444
	France Telecom SA	1,369,112	33,476,604
	KT Corp., ADR	286,131	3,874,214
	Nippon Telegraph & Telephone Corp.	942,500	39,178,495
	Portugal Telecom SGPS SA, ADR	5,584,476	50,036,905
	Swisscom AG, ADR	688,200	20,343,674
	Tele Norte Leste Participacoes SA, ADR	691,100	12,246,292
	Telecom Corp. of New Zealand Ltd., ADR	1,486,604	11,833,368
	Telecom Italia SpA	16,491,810	23,250,439
	Telecom Italia SpA, Savings Shares	10,039,010	10,272,002
	Telefonica SA, ADR	362,381	23,525,775
	Telefonos de Mexico SA de CV, ADR, Class L	1,158,962	19,250,359
	Telmex Internacional SAB de CV, ADR	1,613,640	18,153,450
Diversified Telecommunication Services Total			320,079,076
Wireless Telecommunication Services — 2.7%
	SK Telecom Co., Ltd.	160,077	22,509,121
	SK Telecom Co., Ltd., ADR	917,839	14,437,607
	Telemig Celular Participacoes SA	20,203	1,088,942
	Tim Participacoes SA, ADR	127,738	2,510,052
	Vivo Participacoes SA, ADR	172,874	3,486,869
Wireless Telecommunication Services Total			44,032,591
TELECOMMUNICATION SERVICES TOTAL			364,111,667
UTILITIES — 3.6%
Electric Utilities — 3.6%
	Centrais Electricas Brasileiras SA, ADR	3,221,667	42,622,654
	Korea Electric Power Corp., ADR (a)	1,294,050	14,855,694
Electric Utilities Total			57,478,348
UTILITIES TOTAL			57,478,348

	Total Common Stocks (cost of $2,277,654,824)		1,590,287,824

4

		Par ($)	Value ($)
Short-Term Obligation — 0.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/09, due 06/01/09 at 0.110%, collateralized by a U.S. Government Agency obligation maturing 01/22/13, market value $12,802,950 (repurchase proceeds $12,549,115)	12,549,000	12,549,000

	Total Short-Term Obligation (cost of $12,549,000)		12,549,000

	Total Investments — 99.9% (cost of $2,290,203,824)(c)(d)		1,602,836,824

	Other Assets & Liabilities, Net — 0.1%		969,034

	Net Assets — 100.0%		1,603,805,858

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Master Portfolio’s shares are determined as of such times. Foreign Currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Master Portfolio’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Master Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$255,536,848	$—
	Level 2 – Other Significant Observable Inputs	1,347,299,976	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$1,602,836,824	$—

	The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

5

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities, which are not illiquid, amounted to $10,499,430, which represents 0.7% of net assets.

(c)	Cost for federal income tax purposes is $2,290,203,824.

(d)	Unrealized appreciation and depreciation at May 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
	$147,141,626	$(834,508,626)	$(687,367,000)

Acronym	Name
ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO

May 31, 2009 (Unaudited)	Columbia Large Cap Core Fund

		Shares	Value ($)*
Common Stocks — 99.4%
CONSUMER DISCRETIONARY — 9.3%
Auto Components — 0.3%
	Autoliv, Inc.	120,570	3,349,435
Auto Components Total			3,349,435
Distributors — 0.4%
	Genuine Parts Co.	130,010	4,352,735
Distributors Total			4,352,735
Diversified Consumer Services — 0.5%
	Apollo Group, Inc., Class A (a)	82,910	4,899,981
Diversified Consumer Services Total			4,899,981
Hotels, Restaurants & Leisure — 2.1%
	Burger King Holdings, Inc.	241,300	3,995,928
	Carnival Corp.	147,470	3,751,637
	International Game Technology	246,800	4,284,448
	Starwood Hotels & Resorts Worldwide, Inc.	361,275	8,840,399
Hotels, Restaurants & Leisure Total			20,872,412
Media — 2.1%
	Comcast Corp., Class A	857,990	11,814,522
	Liberty Media Corp. - Entertainment, Class A (a)	199,530	4,820,645
	Time Warner, Inc.	171,300	4,011,846
Media Total			20,647,013
Multiline Retail — 0.3%
	Nordstrom, Inc.	130,280	2,565,213
Multiline Retail Total			2,565,213
Specialty Retail — 3.2%
	American Eagle Outfitters, Inc.	295,590	4,377,688
	Gap, Inc.	209,340	3,736,719
	Lowe’s Companies, Inc.	365,186	6,942,186
	Sherwin-Williams Co.	65,930	3,481,104
	Staples, Inc.	309,166	6,322,444
	TJX Companies, Inc.	246,900	7,286,019
Specialty Retail Total			32,146,160
Textiles, Apparel & Luxury Goods — 0.4%
	Polo Ralph Lauren Corp.	75,388	4,057,382
Textiles, Apparel & Luxury Goods Total			4,057,382
CONSUMER DISCRETIONARY TOTAL			92,890,331
CONSUMER STAPLES — 11.6%
Beverages — 0.9%
	Diageo PLC, ADR	100,040	5,458,182

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Beverages — (continued)
	Molson Coors Brewing Co., Class B	80,740	3,551,753
Beverages Total			9,009,935
Food & Staples Retailing — 3.0%
	CVS Caremark Corp.	245,320	7,310,536
	Kroger Co.	283,999	6,475,177
	Wal-Mart Stores, Inc.	322,674	16,049,805
Food & Staples Retailing Total			29,835,518
Food Products — 0.5%
	Dean Foods Co. (a)	266,760	5,015,088
Food Products Total			5,015,088
Household Products — 3.2%
	Colgate-Palmolive Co.	140,980	9,297,631
	Kimberly-Clark Corp.	141,877	7,361,997
	Procter & Gamble Co.	298,991	15,529,593
Household Products Total			32,189,221
Personal Products — 1.6%
	Avon Products, Inc.	400,908	10,648,117
	Estee Lauder Companies, Inc., Class A	72,480	2,397,638
	Mead Johnson Nutrition Co., Class A (a)	90,241	2,811,910
Personal Products Total			15,857,665
Tobacco — 2.4%
	Altria Group, Inc.	229,965	3,930,102
	Philip Morris International, Inc.	456,752	19,475,905
Tobacco Total			23,406,007
CONSUMER STAPLES TOTAL			115,313,434
ENERGY — 13.0%
Energy Equipment & Services — 2.0%
	Cameron International Corp. (a)	224,070	6,997,706
	Nabors Industries Ltd. (a)	172,270	3,080,188
	Weatherford International Ltd. (a)	451,320	9,342,324
Energy Equipment & Services Total			19,420,218
Oil, Gas & Consumable Fuels — 11.0%
	Apache Corp.	152,692	12,865,828
	Cabot Oil & Gas Corp.	216,860	7,618,292
	Chevron Corp.	386,807	25,788,423
	Devon Energy Corp.	121,060	7,655,834
	Exxon Mobil Corp.	484,627	33,608,882
	Hess Corp.	198,790	13,237,426

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	Occidental Petroleum Corp.	140,410	9,422,915
Oil, Gas & Consumable Fuels Total			110,197,600
ENERGY TOTAL			129,617,818
FINANCIALS — 13.6%
Capital Markets — 4.8%
	Bank of New York Mellon Corp.	314,250	8,729,865
	Credit Suisse Group AG, ADR	89,600	4,016,768
	Goldman Sachs Group, Inc.	116,620	16,859,753
	Morgan Stanley	610,250	18,502,780
Capital Markets Total			48,109,166
Commercial Banks — 3.5%
	Fifth Third Bancorp	345,080	2,381,052
	PNC Financial Services Group, Inc.	176,619	8,044,996
	TCF Financial Corp.	122,490	1,758,956
	U.S. Bancorp	418,710	8,039,232
	Wells Fargo & Co.	568,000	14,484,000
Commercial Banks Total			34,708,236
Diversified Financial Services — 2.9%
	JPMorgan Chase & Co.	783,010	28,893,069
Diversified Financial Services Total			28,893,069
Insurance — 2.2%
	ACE Ltd.	108,271	4,762,841
	Aon Corp.	112,454	4,048,344
	Axis Capital Holdings Ltd.	102,246	2,441,635
	Hartford Financial Services Group, Inc.	291,830	4,184,842
	Prudential Financial, Inc.	74,720	2,982,075
	Reinsurance Group of America, Inc.	87,030	3,200,964
Insurance Total			21,620,701
Real Estate Investment Trusts (REITs) — 0.2%
	Digital Realty Trust, Inc.	71,690	2,564,351
Real Estate Investment Trusts (REITs) Total			2,564,351
FINANCIALS TOTAL			135,895,523
HEALTH CARE — 13.5%
Biotechnology — 2.5%
	Amgen, Inc. (a)	177,107	8,844,724
	Biogen Idec, Inc. (a)	85,660	4,436,331
	Gilead Sciences, Inc. (a)	220,114	9,486,914
	Vertex Pharmaceuticals, Inc. (a)	69,220	2,063,448
Biotechnology Total			24,831,417

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — 2.1%
	Baxter International, Inc.	214,853	10,998,325
	Medtronic, Inc.	300,700	10,329,045
Health Care Equipment & Supplies Total			21,327,370
Health Care Providers & Services — 2.4%
	CIGNA Corp. (b)	302,100	6,697,557
	Express Scripts, Inc. (a)	128,721	8,244,580
	Medco Health Solutions, Inc. (a)	113,010	5,186,029
	Omnicare, Inc.	151,250	4,088,287
Health Care Providers & Services Total			24,216,453
Life Sciences Tools & Services — 1.0%
	Life Technologies Corp. (a)	109,810	4,258,432
	Thermo Fisher Scientific, Inc. (a)	138,090	5,373,082
Life Sciences Tools & Services Total			9,631,514
Pharmaceuticals — 5.5%
	Abbott Laboratories	262,654	11,835,189
	Bristol-Myers Squibb Co.	492,641	9,813,409
	Johnson & Johnson	154,754	8,536,231
	Merck & Co., Inc.	262,510	7,240,026
	Pfizer, Inc.	1,152,480	17,506,171
Pharmaceuticals Total			54,931,026
HEALTH CARE TOTAL			134,937,780
INDUSTRIALS — 10.3%
Aerospace & Defense — 3.7%
	Honeywell International, Inc.	395,970	13,130,365
	Lockheed Martin Corp.	103,023	8,615,813
	Raytheon Co.	106,080	4,736,472
	United Technologies Corp.	202,183	10,636,848
Aerospace & Defense Total			37,119,498
Commercial Services & Supplies — 0.8%
	Republic Services, Inc.	191,830	4,371,806
	Waste Management, Inc.	126,003	3,476,423
Commercial Services & Supplies Total			7,848,229
Construction & Engineering — 0.3%
	Jacobs Engineering Group, Inc. (a)	70,750	3,035,175
Construction & Engineering Total			3,035,175
Electrical Equipment — 0.3%
	Emerson Electric Co.	97,720	3,135,835
Electrical Equipment Total			3,135,835

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Industrial Conglomerates — 2.3%
	General Electric Co.	1,508,207	20,330,630
	Tyco International Ltd.	90,470	2,497,877
Industrial Conglomerates Total			22,828,507
Machinery — 0.5%
	Parker Hannifin Corp.	126,958	5,365,245
Machinery Total			5,365,245
Professional Services — 0.8%
	Dun & Bradstreet Corp.	94,000	7,688,260
Professional Services Total			7,688,260
Road & Rail — 0.7%
	Norfolk Southern Corp.	186,230	6,927,756
Road & Rail Total			6,927,756
Trading Companies & Distributors — 0.9%
	W.W. Grainger, Inc.	116,477	9,181,882
Trading Companies & Distributors Total			9,181,882
INDUSTRIALS TOTAL			103,130,387
INFORMATION TECHNOLOGY — 18.0%
Communications Equipment — 1.7%
	CommScope, Inc. (a)	118,300	3,104,192
	Corning, Inc.	559,930	8,230,971
	QUALCOMM, Inc.	131,364	5,726,157
Communications Equipment Total			17,061,320
Computers & Peripherals — 5.6%
	Apple, Inc. (a)	76,176	10,345,462
	EMC Corp. (a)	851,161	10,001,142
	Hewlett-Packard Co.	495,557	17,022,383
	International Business Machines Corp.	144,632	15,371,489
	NCR Corp. (a)	324,760	3,487,922
Computers & Peripherals Total			56,228,398
Internet Software & Services — 2.2%
	Akamai Technologies, Inc. (a)	160,250	3,567,165
	eBay, Inc. (a)	315,930	5,566,686
	Google, Inc., Class A (a)	29,421	12,275,324
Internet Software & Services Total			21,409,175
IT Services — 1.2%
	Accenture Ltd., Class A	192,430	5,759,430
	MasterCard, Inc., Class A	34,770	6,130,994
IT Services Total			11,890,424

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 3.2%
	Intel Corp.	500,471	7,867,404
	KLA-Tencor Corp.	111,370	3,006,990
	Marvell Technology Group Ltd. (a)	415,330	4,747,222
	Maxim Integrated Products, Inc.	299,770	4,865,267
	Texas Instruments, Inc.	335,440	6,507,536
	Xilinx, Inc.	239,220	4,961,423
Semiconductors & Semiconductor Equipment Total			31,955,842
Software — 4.1%
	Adobe Systems, Inc. (a)	177,490	5,001,668
	Microsoft Corp.	1,133,459	23,677,959
	Nintendo Co., Ltd.	17,800	4,835,786
	Symantec Corp. (a)	502,370	7,831,948
Software Total			41,347,361
INFORMATION TECHNOLOGY TOTAL			179,892,520
MATERIALS — 3.6%
Chemicals — 2.7%
	Celanese Corp., Series A	148,500	3,045,735
	Monsanto Co.	122,327	10,049,163
	Potash Corp. of Saskatchewan, Inc.	52,640	6,097,818
	Praxair, Inc.	100,810	7,379,292
Chemicals Total			26,572,008
Containers & Packaging — 0.7%
	Owens-Illinois, Inc. (a)	104,070	2,979,524
	Packaging Corp. of America	116,580	1,879,270
	Sonoco Products Co.	102,590	2,499,092
Containers & Packaging Total			7,357,886
Metals & Mining — 0.2%
	United States Steel Corp.	62,870	2,142,609
Metals & Mining Total			2,142,609
MATERIALS TOTAL			36,072,503
TELECOMMUNICATION SERVICES — 3.1%
Diversified Telecommunication Services — 2.4%
	AT&T, Inc.	709,942	17,599,462
	Verizon Communications, Inc.	231,008	6,759,294
Diversified Telecommunication Services Total			24,358,756

6

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Wireless Telecommunication Services — 0.7%
	Millicom International Cellular SA (a)	43,350	2,631,345
	Sprint Nextel Corp. (a)	744,550	3,834,433
Wireless Telecommunication Services Total			6,465,778
TELECOMMUNICATION SERVICES TOTAL			30,824,534
UTILITIES — 3.4%
Electric Utilities — 1.4%
	Exelon Corp.	163,850	7,866,439
	FPL Group, Inc.	115,906	6,552,166
Electric Utilities Total			14,418,605
Gas Utilities — 0.3%
	Questar Corp.	88,300	2,992,487
Gas Utilities Total			2,992,487
Independent Power Producers & Energy Traders — 0.4%
	AES Corp. (a)	420,610	4,201,894
Independent Power Producers & Energy Traders Total			4,201,894
Multi-Utilities — 1.3%
	PG&E Corp.	158,040	5,801,648
	Public Service Enterprise Group, Inc.	213,840	6,815,081
Multi-Utilities Total			12,616,729
UTILITIES TOTAL			34,229,715

	Total Common Stocks (cost of $948,429,363)		992,804,545

		Par ($)
Short-Term Obligation — 0.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/09, due 06/01/09 at 0.120%, collateralized by a U.S. Government Agency obligation maturing 08/14/18, market value $2,467,238 (repurchase proceeds $2,414,024)	2,414,000	2,414,000

	Total Short-Term Obligation (cost of $2,414,000)		2,414,000

7

Value ($)
Total Investments — 99.6% (cost of $950,843,363)(c)(d)	995,218,545

Other Assets & Liabilities, Net — 0.4%	3,513,608

Net Assets — 100.0%	998,732,153

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$987,968,759	$(16,000)
	Level 2 – Other Significant Observable Inputs	7,249,786	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$995,218,545	$(16,000)

*Other financial instruments consist of written call option contracts which are not included in the investment portfolio.

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

8

(a)	Non-income producing security.

(b)	All or a portion of this security is pledged as collateral for open written option contracts.

(c)	Cost for federal income tax purposes is $950,843,363.

(d)	Unrealized appreciation and depreciation at May 31, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$108,077,645	$(63,702,463)	$44,375,182

At May 31, 2009, the Fund had the following written call option contracts:

	Strike	Number of
Name of Issuer	Price	Contracts	Expiration Date	Premium	Value
CIGNA Corp. (proceeds $56,959)	$25.0	640	06/20/09	$56,959	$16,000

9

For the three months ended May 31, 2009, transactions in written option contracts were as follows:

	Number of Contracts	Premium received
Options outstanding at February 28, 2009	1,620	$94,079
Options written	3,125	241,012
Options exercised	(1,050)	(122,768)
Options expired	(3,055)	(155,364)
Options outstanding at May 31, 2009	640	$56,959

Acronym	Name
ADR	American Depositary Receipt

10

INVESTMENT PORTFOLIO
May 31, 2009 (Unaudited)	Columbia Large Cap Enhanced Core Fund

		Shares	Value ($)*
Common Stocks — 98.6%
CONSUMER DISCRETIONARY — 8.8%
Distributors — 0.2%
	Genuine Parts Co.	29,700	994,356
Distributors Total			994,356
Diversified Consumer Services — 0.4%
	Apollo Group, Inc., Class A (a)	26,700	1,577,970
Diversified Consumer Services Total			1,577,970
Hotels, Restaurants & Leisure — 1.7%
	Darden Restaurants, Inc.	82,700	2,991,259
	McDonald’s Corp.	65,600	3,869,744
	Yum! Brands, Inc.	38,500	1,333,255
Hotels, Restaurants & Leisure Total			8,194,258
Household Durables — 0.1%
	Leggett & Platt, Inc.	37,500	550,500
Household Durables Total			550,500
Media — 1.5%
	Comcast Corp., Class A	196,800	2,709,936
	DIRECTV Group, Inc. (a)	166,500	3,746,250
	McGraw-Hill Companies, Inc.	23,500	707,115
	Walt Disney Co.	6,600	159,852
Media Total			7,323,153
Multiline Retail — 1.4%
	Family Dollar Stores, Inc.	8,200	248,214
	J.C. Penney Co., Inc.	52,200	1,361,898
	Kohl’s Corp. (a)	48,300	2,051,301
	Macy’s, Inc.	2,700	31,536
	Target Corp.	79,700	3,132,210
Multiline Retail Total			6,825,159
Specialty Retail — 3.1%
	Gap, Inc.	222,800	3,976,980
	Home Depot, Inc.	178,300	4,129,428
	Limited Brands, Inc.	67,300	841,923
	Lowe’s Companies, Inc.	112,400	2,136,724
	Sherwin-Williams Co.	36,100	1,906,080
	TJX Companies, Inc.	68,100	2,009,631
Specialty Retail Total			15,000,766
Textiles, Apparel & Luxury Goods — 0.4%
	Coach, Inc. (a)	18,900	496,503
	Polo Ralph Lauren Corp.	20,400	1,097,928

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — (continued)
	V.F. Corp.	2,300	130,686
Textiles, Apparel & Luxury Goods Total			1,725,117
CONSUMER DISCRETIONARY TOTAL			42,191,279
CONSUMER STAPLES — 11.8%
Beverages — 1.8%
	Coca-Cola Co.	75,100	3,691,916
	Pepsi Bottling Group, Inc.	8,000	262,880
	PepsiCo, Inc.	87,800	4,569,990
Beverages Total			8,524,786
Food & Staples Retailing — 1.9%
	CVS Caremark Corp.	31,200	929,760
	Kroger Co.	69,200	1,577,760
	Safeway, Inc.	19,800	401,148
	Sysco Corp.	34,700	831,412
	Wal-Mart Stores, Inc.	107,800	5,361,972
Food & Staples Retailing Total			9,102,052
Food Products — 2.2%
	Archer-Daniels-Midland Co.	139,300	3,833,536
	Campbell Soup Co.	62,800	1,740,816
	ConAgra Foods, Inc.	26,300	488,917
	Dean Foods Co. (a)	13,200	248,160
	General Mills, Inc.	7,000	358,260
	H.J. Heinz Co.	8,900	325,562
	Hershey Co.	9,800	345,156
	Kellogg Co.	3,600	155,700
	Kraft Foods, Inc., Class A	107,700	2,812,047
Food Products Total			10,308,154
Household Products — 2.9%
	Clorox Co.	6,000	314,640
	Colgate-Palmolive Co.	900	59,355
	Kimberly-Clark Corp.	78,500	4,073,365
	Procter & Gamble Co.	182,400	9,473,856
Household Products Total			13,921,216
Tobacco — 3.0%
	Altria Group, Inc.	311,000	5,314,990
	Philip Morris International, Inc.	199,400	8,502,416

2

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — (continued)
	Reynolds American, Inc.	19,100	763,427
Tobacco Total			14,580,833
CONSUMER STAPLES TOTAL			56,437,041
ENERGY — 12.9%
Energy Equipment & Services — 0.1%
	Schlumberger Ltd.	7,500	429,225
Energy Equipment & Services Total			429,225
Oil, Gas & Consumable Fuels — 12.8%
	Anadarko Petroleum Corp.	20,200	965,156
	Apache Corp.	63,100	5,316,806
	Chevron Corp.	137,200	9,147,124
	ConocoPhillips	94,700	4,341,048
	CONSOL Energy, Inc.	85,800	3,531,528
	EOG Resources, Inc.	63,300	4,632,927
	Exxon Mobil Corp.	241,800	16,768,830
	Marathon Oil Corp.	41,700	1,329,396
	Massey Energy Co.	37,800	865,242
	Noble Energy, Inc.	6,800	404,464
	Peabody Energy Corp.	105,200	3,574,696
	Southwestern Energy Co. (a)	49,900	2,169,153
	Sunoco, Inc.	91,700	2,790,431
	Tesoro Corp.	151,400	2,564,716
	Valero Energy Corp.	30,400	680,048
	XTO Energy, Inc.	59,200	2,531,984
Oil, Gas & Consumable Fuels Total			61,613,549
ENERGY TOTAL			62,042,774
FINANCIALS — 13.1%
Capital Markets — 2.7%
	Ameriprise Financial, Inc.	95,300	2,878,060
	Bank of New York Mellon Corp.	68,300	1,897,374
	Franklin Resources, Inc.	5,900	394,415
	Goldman Sachs Group, Inc.	28,000	4,047,960
	Morgan Stanley	125,100	3,793,032
	Northern Trust Corp.	2,600	149,890
Capital Markets Total			13,160,731
Commercial Banks — 2.9%
	BB&T Corp.	96,100	2,154,562
	PNC Financial Services Group, Inc.	36,300	1,653,465
	Wells Fargo & Co.	390,900	9,967,950
Commercial Banks Total			13,775,977

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Consumer Finance — 0.4%
	American Express Co.	41,900	1,041,215
	Discover Financial Services	84,100	803,996
Consumer Finance Total			1,845,211
Diversified Financial Services — 3.3%
	Citigroup, Inc.	1,166,100	4,337,892
	IntercontinentalExchange, Inc. (a)	19,300	2,080,347
	JPMorgan Chase & Co.	250,700	9,250,830
	Moody’s Corp.	200	5,478
Diversified Financial Services Total			15,674,547
Insurance — 2.9%
	AFLAC, Inc.	19,400	688,700
	Aon Corp.	75,500	2,718,000
	Genworth Financial, Inc., Class A (a)	255,200	1,510,784
	Loews Corp.	77,200	2,088,260
	Principal Financial Group, Inc.	100	2,220
	Prudential Financial, Inc.	114,900	4,585,659
	Travelers Companies, Inc.	200	8,132
	Unum Group	152,400	2,607,564
Insurance Total			14,209,319
Real Estate Investment Trusts (REITs) — 0.8%
	HCP, Inc.	27,100	629,533
	Public Storage	45,700	3,044,077
Real Estate Investment Trusts (REITs) Total			3,673,610
Thrifts & Mortgage Finance — 0.1%
	Hudson City Bancorp, Inc.	43,100	552,973
Thrifts & Mortgage Finance Total			552,973
FINANCIALS TOTAL			62,892,368
HEALTH CARE — 13.7%
Biotechnology — 1.8%
	Amgen, Inc. (a)	97,200	4,854,168
	Biogen Idec, Inc. (a)	55,700	2,884,703
	Gilead Sciences, Inc. (a)	23,800	1,025,780
Biotechnology Total			8,764,651
Health Care Equipment & Supplies — 0.8%
	Baxter International, Inc.	30,900	1,581,771
	Becton Dickinson & Co.	11,400	771,552
	Hospira, Inc. (a)	42,500	1,466,250
Health Care Equipment & Supplies Total			3,819,573

4

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — 2.4%
	Aetna, Inc.	3,400	91,052
	AmerisourceBergen Corp.	40,000	1,484,000
	Coventry Health Care, Inc. (a)	8,700	157,035
	Laboratory Corp. of America Holdings (a)	12,200	743,712
	Medco Health Solutions, Inc. (a)	43,700	2,005,393
	Quest Diagnostics, Inc.	8,300	433,426
	UnitedHealth Group, Inc.	197,200	5,245,520
	WellPoint, Inc. (a)	29,400	1,369,158
Health Care Providers & Services Total			11,529,296
Pharmaceuticals — 8.7%
	Abbott Laboratories	93,900	4,231,134
	Bristol-Myers Squibb Co.	162,400	3,235,008
	Eli Lilly & Co.	59,600	2,060,372
	Forest Laboratories, Inc. (a)	18,000	426,420
	Johnson & Johnson	209,000	11,528,440
	Merck & Co., Inc.	202,500	5,584,950
	Pfizer, Inc.	627,500	9,531,725
	Schering-Plough Corp.	95,800	2,337,520
	Watson Pharmaceuticals, Inc. (a)	46,700	1,412,675
	Wyeth	26,600	1,193,276
Pharmaceuticals Total			41,541,520
HEALTH CARE TOTAL			65,655,040
INDUSTRIALS — 10.0%
Aerospace & Defense — 4.4%
	General Dynamics Corp.	19,900	1,132,310
	Goodrich Corp.	36,200	1,757,148
	Honeywell International, Inc.	122,600	4,065,416
	Lockheed Martin Corp.	21,400	1,789,682
	Northrop Grumman Corp.	43,000	2,047,660
	Precision Castparts Corp.	1,900	156,883
	Raytheon Co.	93,600	4,179,240
	Rockwell Collins, Inc.	9,400	398,748
	United Technologies Corp.	101,100	5,318,871
Aerospace & Defense Total			20,845,958
Air Freight & Logistics — 0.6%
	United Parcel Service, Inc., Class B	58,600	2,996,804
Air Freight & Logistics Total			2,996,804

5

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Commercial Services & Supplies — 0.9%
	R.R. Donnelley & Sons Co.	182,400	2,458,752
	Waste Management, Inc.	73,100	2,016,829
Commercial Services & Supplies Total			4,475,581
Electrical Equipment — 1.1%
	Cooper Industries Ltd., Class A	74,900	2,458,218
	Emerson Electric Co.	89,100	2,859,219
Electrical Equipment Total			5,317,437
Industrial Conglomerates — 1.7%
	3M Co.	35,900	2,049,890
	General Electric Co. (b)	450,700	6,075,436
Industrial Conglomerates Total			8,125,326
Machinery — 0.4%
	Dover Corp.	11,100	348,984
	Illinois Tool Works, Inc.	18,100	584,449
	Parker Hannifin Corp.	26,400	1,115,664
Machinery Total			2,049,097
Professional Services — 0.4%
	Dun & Bradstreet Corp.	19,900	1,627,621
	Robert Half International, Inc.	8,900	190,371
Professional Services Total			1,817,992
Road & Rail — 0.0%
	CSX Corp.	4,300	136,568
Road & Rail Total			136,568
Trading Companies & Distributors — 0.5%
	W.W. Grainger, Inc.	27,800	2,191,474
Trading Companies & Distributors Total			2,191,474
INDUSTRIALS TOTAL			47,956,237
INFORMATION TECHNOLOGY — 17.7%
Communications Equipment — 2.9%
	Cisco Systems, Inc. (a)	410,100	7,586,850
	Corning, Inc.	238,900	3,511,830
	QUALCOMM, Inc.	67,300	2,933,607
Communications Equipment Total			14,032,287
Computers & Peripherals — 5.5%
	Apple, Inc. (a)	43,800	5,948,478
	EMC Corp. (a)	180,500	2,120,875
	Hewlett-Packard Co.	168,500	5,787,975
	International Business Machines Corp.	98,500	10,468,580
	Lexmark International, Inc., Class A (a)	4,600	75,164

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — (continued)
	Seagate Technology, Inc., Escrow Shares (c)	97,200	972
	Teradata Corp. (a)	84,400	1,823,040
Computers & Peripherals Total			26,225,084
Internet Software & Services — 1.2%
	eBay, Inc. (a)	85,900	1,513,558
	Google, Inc., Class A (a)	10,400	4,339,192
Internet Software & Services Total			5,852,750
IT Services — 1.0%
	Computer Sciences Corp. (a)	101,500	4,309,690
	Fidelity National Information Services, Inc.	15,300	294,678
	Fiserv, Inc. (a)	9,500	402,420
IT Services Total			5,006,788
Semiconductors & Semiconductor Equipment — 3.1%
	Altera Corp.	56,200	956,524
	Intel Corp.	490,200	7,705,944
	Linear Technology Corp.	1,600	37,456
	National Semiconductor Corp.	1,800	24,984
	Texas Instruments, Inc.	279,600	5,424,240
	Xilinx, Inc.	26,000	539,240
Semiconductors & Semiconductor Equipment Total			14,688,388
Software — 4.0%
	Adobe Systems, Inc. (a)	2,000	56,360
	BMC Software, Inc. (a)	31,400	1,070,740
	Microsoft Corp. (b)	606,400	12,667,696
	Oracle Corp.	271,100	5,310,849
Software Total			19,105,645
INFORMATION TECHNOLOGY TOTAL			84,910,942
MATERIALS — 3.4%
Chemicals — 2.1%
	CF Industries Holdings, Inc.	2,900	225,156
	Dow Chemical Co.	62,100	1,097,928
	Eastman Chemical Co.	69,100	2,863,504
	Monsanto Co.	29,100	2,390,565
	PPG Industries, Inc.	76,400	3,397,508
Chemicals Total			9,974,661
Metals & Mining — 1.0%
	AK Steel Holding Corp.	10,100	144,430
	Allegheny Technologies, Inc.	5,400	191,214

7

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — (continued)
	Nucor Corp.	34,900	1,532,459
	United States Steel Corp.	80,100	2,729,808
Metals & Mining Total			4,597,911
Paper & Forest Products — 0.3%
	International Paper Co.	117,700	1,691,349
Paper & Forest Products Total			1,691,349
MATERIALS TOTAL			16,263,921
TELECOMMUNICATION SERVICES — 3.5%
Diversified Telecommunication Services — 3.2%
	AT&T, Inc.	294,400	7,298,176
	Embarq Corp.	8,400	352,968
	Qwest Communications International, Inc.	668,700	2,915,532
	Verizon Communications, Inc.	167,300	4,895,198
Diversified Telecommunication Services Total			15,461,874
Wireless Telecommunication Services — 0.3%
	Sprint Nextel Corp. (a)	264,100	1,360,115
Wireless Telecommunication Services Total			1,360,115
TELECOMMUNICATION SERVICES TOTAL			16,821,989
UTILITIES — 3.7%
Electric Utilities — 1.6%
	Edison International	19,200	561,408
	Entergy Corp.	16,500	1,231,230
	Exelon Corp.	101,100	4,853,811
	FirstEnergy Corp.	18,000	680,220
	Southern Co.	5,900	167,619
Electric Utilities Total			7,494,288
Gas Utilities — 0.8%
	Questar Corp.	111,000	3,761,790
Gas Utilities Total			3,761,790
Independent Power Producers & Energy Traders — 0.3%
	AES Corp. (a)	169,200	1,690,308
Independent Power Producers & Energy Traders Total			1,690,308
Multi-Utilities — 1.0%
	CenterPoint Energy, Inc.	300	3,036
	PG&E Corp.	100	3,671
	Public Service Enterprise Group, Inc.	137,100	4,369,377

8

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Multi-Utilities — (continued)
	Sempra Energy	14,500	662,360
Multi-Utilities Total			5,038,444
UTILITIES TOTAL			17,984,830

	Total Common Stocks (cost of $417,455,795)		473,156,421

		Par ($)
Short-Term Obligation — 1.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/09, due 06/01/09 at 0.120%, collateralized by a U.S. Government Agency obligation maturing 10/19/17, market value $6,068,400 (repurchase proceeds $5,946,059)	5,946,000	5,946,000

	Total Short-Term Obligation (cost of $5,946,000)		5,946,000

	Total Investments — 99.8% (cost of $423,401,795)(d)(e)		479,102,421

	Other Assets & Liabilities, Net — 0.2%		755,625

	Net Assets — 100.0%		479,858,046

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$473,155,449	$167,023
	Level 2 – Other Significant Observable Inputs	5,946,000	—
	Level 3 – Significant Unobservable Inputs	972	—
	Total	$479,102,421	$167,023

	*Other financial instruments consist of futures contracts which are not included in the investment portfolio.

	The following table reconciles asset balances for the three month period ending May 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of February 28, 2009	$972	$—
	Accretion of discounts/Amortization of premiums	—	—
	Realized gain (loss)	—	—
	Change in unrealized appreciation (depreciation)	—	—
	Net purchases (sales)	—	—
	Transfers into and/or out of Level 3	—	—
	Balance as of May 31, 2009	$972	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

9

(a)	Non-income producing security.

(b)	A portion of these securities with a market value of $4,683,700 are pledged as collateral for open futures contracts.

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2009, the value of this security amounted to $972, which represents less than 0.01% of net assets.

(d)	Cost for federal income tax purposes is $423,401,795.

(e)	Unrealized appreciation and depreciation at May 31, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$83,128,855	$(27,428,229)	$55,700,626

At May 31, 2009, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P 500 Index	32	$7,344,800	$7,177,777	Jun -2009	$167,023

10

INVESTMENT PORTFOLIO

May 31, 2009 (Unaudited)	Columbia Large Cap Index Fund

		Shares	Value ($)*
Common Stocks – 98.6%
CONSUMER DISCRETIONARY – 8.8%
Auto Components – 0.2%
	Goodyear Tire & Rubber Co. (a)	60,430	691,923
	Johnson Controls, Inc.	148,860	2,966,780
Auto Components Total			3,658,703
Automobiles – 0.3%
	Ford Motor Co. (a)	792,325	4,555,869
	General Motors Corp. (a)	152,920	114,690
	Harley-Davidson, Inc.	58,485	992,490
Automobiles Total			5,663,049
Distributors – 0.1%
	Genuine Parts Co.	39,905	1,336,019
Distributors Total			1,336,019
Diversified Consumer Services – 0.1%
	Apollo Group, Inc., Class A (a)	26,740	1,580,334
	H&R Block, Inc.	85,080	1,242,168
Diversified Consumer Services Total			2,822,502
Hotels, Restaurants & Leisure – 1.6%
	Carnival Corp.	109,690	2,790,514
	Darden Restaurants, Inc.	34,350	1,242,440
	International Game Technology, Inc.	73,970	1,284,119
	Marriott International, Inc., Class A	73,640	1,720,230
	McDonald’s Corp.	278,990	16,457,620
	Starbucks Corp. (a)	184,060	2,648,623
	Starwood Hotels & Resorts Worldwide, Inc.	45,725	1,118,891
	Wyndham Worldwide Corp.	44,500	524,655
	Wynn Resorts Ltd. (a)	16,800	622,608
	Yum! Brands, Inc.	115,250	3,991,108
Hotels, Restaurants & Leisure Total			32,400,808
Household Durables – 0.4%
	Black & Decker Corp.	15,025	481,852
	Centex Corp.	31,185	262,889
	D.R. Horton, Inc.	69,020	635,674
	Fortune Brands, Inc.	37,625	1,317,251
	Harman International Industries, Inc.	14,700	274,008
	KB Home	16,490	247,350
	Leggett & Platt, Inc.	39,270	576,484
	Lennar Corp., Class A	35,400	336,654
	Newell Rubbermaid, Inc.	69,460	799,485
	Pulte Homes, Inc.	53,790	473,352

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Household Durables – (continued)
	Snap-On, Inc.	14,360	447,314
	Stanley Works	19,750	705,075
	Whirlpool Corp.	18,469	778,284
Household Durables Total			7,335,672
Internet & Catalog Retail – 0.3%
	Amazon.com, Inc. (a)	80,500	6,278,195
	Expedia, Inc. (a)	52,600	910,506
Internet & Catalog Retail Total			7,188,701
Leisure Equipment & Products – 0.1%
	Eastman Kodak Co.	67,150	175,262
	Hasbro, Inc.	31,015	788,091
	Mattel, Inc.	89,820	1,402,090
Leisure Equipment & Products Total			2,365,443
Media – 2.5%
	CBS Corp., Class B	170,125	1,255,523
	Comcast Corp., Class A	721,809	9,939,310
	DIRECTV Group, Inc. (a)	132,500	2,981,250
	Gannett Co., Inc.	57,230	272,987
	Interpublic Group of Companies, Inc. (a)	119,354	625,415
	McGraw-Hill Companies, Inc.	78,750	2,369,588
	Meredith Corp.	9,070	244,527
	New York Times Co., Class A	29,250	193,050
	News Corp., Class A	576,340	5,636,605
	Omnicom Group, Inc.	77,910	2,376,255
	Scripps Networks Interactive Inc., Class A	22,600	626,924
	Time Warner Cable, Inc.	88,299	2,718,726
	Time Warner, Inc.	299,695	7,018,857
	Viacom, Inc., Class B (a)	151,925	3,368,177
	Walt Disney Co.	465,160	11,266,175
	Washington Post Co., Class B	1,500	540,000
Media Total			51,433,369
Multiline Retail – 0.8%
	Big Lots, Inc. (a)	20,595	473,891
	Family Dollar Stores, Inc.	35,090	1,062,174
	J.C. Penney Co., Inc.	55,670	1,452,430
	Kohl’s Corp. (a)	76,305	3,240,674
	Macy’s, Inc.	105,368	1,230,698
	Nordstrom, Inc.	39,980	787,206

2

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Multiline Retail – (continued)
	Sears Holdings Corp. (a)	13,790	783,962
	Target Corp.	188,650	7,413,945
Multiline Retail Total			16,444,980
Specialty Retail – 1.9%
	Abercrombie & Fitch Co., Class A	21,800	656,398
	AutoNation, Inc. (a)	27,025	429,157
	Autozone, Inc. (a)	9,485	1,443,143
	Bed Bath & Beyond, Inc. (a)	65,125	1,830,664
	Best Buy Co., Inc.	84,925	2,980,867
	GameStop Corp., Class A (a)	41,000	1,022,950
	Gap, Inc.	116,880	2,086,308
	Home Depot, Inc.	424,815	9,838,715
	Limited Brands, Inc.	67,815	848,366
	Lowe’s Companies, Inc.	367,290	6,982,183
	O’Reilly Automotive, Inc. (a)	33,800	1,218,490
	Office Depot, Inc. (a)	68,840	320,794
	RadioShack Corp.	31,365	421,546
	Sherwin-Williams Co.	24,635	1,300,728
	Staples, Inc.	178,762	3,655,683
	Tiffany & Co.	30,875	875,924
	TJX Companies, Inc.	104,305	3,078,040
Specialty Retail Total			38,989,956
Textiles, Apparel & Luxury Goods – 0.5%
	Coach, Inc. (a)	80,440	2,113,159
	NIKE, Inc., Class B	97,030	5,535,561
	Polo Ralph Lauren Corp.	14,200	764,244
	V.F. Corp.	22,105	1,256,006
Textiles, Apparel & Luxury Goods Total			9,668,970
CONSUMER DISCRETIONARY TOTAL			179,308,172
CONSUMER STAPLES – 11.8%
Beverages – 2.5%
	Brown-Forman Corp., Class B	24,556	1,076,781
	Coca-Cola Co.	498,735	24,517,813
	Coca-Cola Enterprises, Inc.	79,410	1,322,971
	Constellation Brands, Inc., Class A (a)	48,770	563,781
	Dr Pepper Snapple Group, Inc. (a)	63,600	1,382,028
	Molson Coors Brewing Co., Class B	37,550	1,651,824
	Pepsi Bottling Group, Inc.	33,970	1,116,254
	PepsiCo, Inc.	389,910	20,294,815
Beverages Total			51,926,267

3

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – 3.1%
	Costco Wholesale Corp.	108,505	5,264,663
	CVS Caremark Corp.	364,744	10,869,371
	Kroger Co.	163,525	3,728,370
	Safeway, Inc.	107,500	2,177,950
	SUPERVALU, Inc.	53,046	880,564
	Sysco Corp.	147,595	3,536,376
	Wal-Mart Stores, Inc.	560,180	27,863,353
	Walgreen Co.	247,250	7,365,577
	Whole Foods Market, Inc.	35,200	664,224
Food & Staples Retailing Total			62,350,448
Food Products – 1.7%
	Archer-Daniels-Midland Co.	160,880	4,427,418
	Campbell Soup Co.	51,330	1,422,868
	ConAgra Foods, Inc.	112,000	2,082,080
	Dean Foods Co. (a)	44,300	832,840
	General Mills, Inc.	82,100	4,201,878
	H.J. Heinz Co.	78,835	2,883,784
	Hershey Co.	41,475	1,460,750
	Hormel Foods Corp.	17,500	607,950
	J.M. Smucker Co.	29,647	1,193,588
	Kellogg Co.	63,160	2,731,670
	Kraft Foods, Inc., Class A	368,200	9,613,702
	McCormick & Co., Inc. Non-Voting Shares	32,585	994,494
	Sara Lee Corp.	174,260	1,566,597
	Tyson Foods, Inc., Class A	75,700	1,008,324
Food Products Total			35,027,943
Household Products – 2.6%
	Clorox Co.	34,850	1,827,534
	Colgate-Palmolive Co.	125,615	8,284,309
	Kimberly-Clark Corp.	103,670	5,379,436
	Procter & Gamble Co.	734,402	38,144,840
Household Products Total			53,636,119
Personal Products – 0.2%
	Avon Products, Inc.	106,805	2,836,741
	Estee Lauder Companies, Inc., Class A	29,100	962,628
Personal Products Total			3,799,369

4

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 1.7%
	Altria Group, Inc.	517,715	8,847,749
	Lorillard, Inc.	42,100	2,876,693
	Philip Morris International, Inc.	502,115	21,410,184
	Reynolds American, Inc.	42,340	1,692,330
Tobacco Total			34,826,956
CONSUMER STAPLES TOTAL			241,567,102
ENERGY – 12.9%
Energy Equipment & Services – 1.9%
	Baker Hughes, Inc.	77,370	3,022,072
	BJ Services Co.	73,180	1,144,535
	Cameron International Corp. (a)	54,300	1,695,789
	Diamond Offshore Drilling, Inc.	17,400	1,466,472
	ENSCO International, Inc.	35,500	1,380,595
	Halliburton Co.	224,770	5,153,976
	Nabors Industries Ltd. (a)	70,850	1,266,798
	National-Oilwell Varco, Inc. (a)	104,560	4,038,107
	Rowan Companies, Inc.	28,305	579,121
	Schlumberger Ltd.	299,650	17,148,970
	Smith International, Inc.	54,900	1,602,531
Energy Equipment & Services Total			38,498,966
Oil, Gas & Consumable Fuels – 11.0%
	Anadarko Petroleum Corp.	122,680	5,861,651
	Apache Corp.	83,841	7,064,443
	Cabot Oil & Gas Corp.	25,900	909,867
	Chesapeake Energy Corp.	140,800	3,190,528
	Chevron Corp.	502,311	33,489,074
	ConocoPhillips	370,867	17,000,543
	CONSOL Energy, Inc.	45,200	1,860,432
	Denbury Resources, Inc. (a)	62,200	1,069,218
	Devon Energy Corp.	111,180	7,031,023
	El Paso Corp.	175,060	1,706,835
	EOG Resources, Inc.	62,590	4,580,962
	Exxon Mobil Corp.	1,238,170	85,867,090
	Hess Corp.	71,120	4,735,881
	Marathon Oil Corp.	177,282	5,651,750
	Massey Energy Co.	21,400	489,846
	Murphy Oil Corp.	47,800	2,820,678
	Noble Energy, Inc.	43,300	2,575,484
	Occidental Petroleum Corp.	203,010	13,624,001
	Peabody Energy Corp.	67,000	2,276,660
	Pioneer Natural Resources Co.	29,000	815,480

5

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	Range Resources Corp.	39,100	1,791,171
	Southwestern Energy Co. (a)	86,100	3,742,767
	Spectra Energy Corp.	161,243	2,587,950
	Sunoco, Inc.	29,300	891,599
	Tesoro Corp.	34,700	587,818
	Valero Energy Corp.	129,360	2,893,783
	Williams Companies, Inc.	145,135	2,435,365
	XTO Energy, Inc.	145,293	6,214,182
Oil, Gas & Consumable Fuels Total			223,766,081
ENERGY TOTAL			262,265,047
FINANCIALS — 13.3%
Capital Markets — 2.9%
	Ameriprise Financial, Inc.	54,845	1,656,319
	Bank of New York Mellon Corp.	287,890	7,997,584
	Charles Schwab Corp.	234,855	4,133,448
	E*TRADE Financial Corp. (a)	143,350	206,424
	Federated Investors, Inc., Class B	22,290	557,919
	Franklin Resources, Inc.	37,970	2,538,294
	Goldman Sachs Group, Inc.	125,875	18,197,749
	Invesco Ltd.	101,800	1,593,170
	Janus Capital Group, Inc.	39,650	402,051
	Legg Mason, Inc.	35,800	690,224
	Morgan Stanley	305,235	9,254,725
	Northern Trust Corp.	59,735	3,443,723
	State Street Corp.	121,070	5,623,701
	T. Rowe Price Group, Inc.	64,140	2,602,160
Capital Markets Total			58,897,491
Commercial Banks — 2.7%
	BB&T Corp.	158,805	3,560,408
	Comerica, Inc.	37,865	820,913
	Fifth Third Bancorp	144,675	998,258
	First Horizon National Corp.	52,855	641,660
	Huntington Bancshares, Inc.	100,490	393,921
	KeyCorp	123,945	619,725
	M&T Bank Corp.	19,430	977,329
	Marshall & Ilsley Corp.	66,484	437,465
	PNC Financial Services Group, Inc.	107,182	4,882,140
	Regions Financial Corp.	274,205	1,148,919
	SunTrust Banks, Inc.	89,370	1,177,003

6

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	U.S. Bancorp	474,250	9,105,600
	Wells Fargo & Co.	1,145,309	29,205,379
	Zions Bancorporation	28,940	395,899
Commercial Banks Total			54,364,619
Consumer Finance — 0.6%
	American Express Co.	293,425	7,291,611
	Capital One Financial Corp.	112,205	2,742,290
	Discover Financial Services	120,617	1,153,099
	SLM Corp. (a)	117,110	774,097
Consumer Finance Total			11,961,097
Diversified Financial Services — 3.6%
	Bank of America Corp. (b)	1,913,213	21,561,910
	CIT Group, Inc.	97,460	373,272
	Citigroup, Inc.	1,372,085	5,104,156
	CME Group, Inc.	16,600	5,339,224
	IntercontinentalExchange, Inc. (a)	18,200	1,961,778
	JPMorgan Chase & Co.	941,558	34,743,490
	Leucadia National Corp. (a)	45,400	947,952
	Moody’s Corp.	47,710	1,306,777
	NASDAQ OMX Group, Inc. (a)	34,400	726,184
	NYSE Euronext	64,900	1,947,000
Diversified Financial Services Total			74,011,743
Insurance — 2.4%
	AFLAC, Inc.	117,160	4,159,180
	Allstate Corp.	134,275	3,454,896
	American International Group, Inc.	674,215	1,139,423
	Aon Corp.	68,530	2,467,080
	Assurant, Inc.	29,500	697,085
	Chubb Corp.	88,290	3,500,699
	Cincinnati Financial Corp.	40,722	920,724
	Genworth Financial, Inc., Class A (a)	108,500	642,320
	Hartford Financial Services Group, Inc.	81,450	1,167,993
	Lincoln National Corp.	64,172	1,216,059
	Loews Corp.	90,495	2,447,890
	Marsh & McLennan Companies, Inc.	129,065	2,441,910
	MBIA, Inc. (a)	42,835	276,286
	MetLife, Inc.	204,950	6,455,925
	Principal Financial Group, Inc.	77,650	1,723,830
	Progressive Corp. (a)	169,540	2,734,680
	Prudential Financial, Inc.	106,275	4,241,435

7

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — (continued)
	Torchmark Corp.	21,130	848,581
	Travelers Companies, Inc.	146,556	5,958,967
	Unum Group	83,025	1,420,558
	XL Capital Ltd., Class A	85,750	867,790
Insurance Total			48,783,311
Real Estate Investment Trusts (REITs) — 1.0%
	Apartment Investment & Management Co., Class A	29,435	278,161
	AvalonBay Communities, Inc.	19,934	1,225,542
	Boston Properties, Inc.	30,400	1,468,928
	Equity Residential Property Trust	68,360	1,663,882
	HCP, Inc.	68,100	1,581,963
	Health Care REIT, Inc.	27,700	948,725
	Host Hotels & Resorts, Inc.	131,700	1,235,346
	Kimco Realty Corp.	78,100	912,989
	Plum Creek Timber Co., Inc.	41,270	1,430,006
	ProLogis	105,095	892,257
	Public Storage, Inc.	31,400	2,091,554
	Simon Property Group, Inc.	68,096	3,641,093
	Ventas, Inc.	39,100	1,187,076
	Vornado Realty Trust	38,703	1,805,882
Real Estate Investment Trusts (REITs) Total			20,363,404
Real Estate Management & Development — 0.0%
	CB Richard Ellis Group, Inc., Class A (a)	56,400	411,720
Real Estate Management & Development Total			411,720
Thrifts & Mortgage Finance — 0.1%
	Hudson City Bancorp, Inc.	130,900	1,679,447
	People’s United Financial, Inc.	87,300	1,379,340
Thrifts & Mortgage Finance Total			3,058,787
FINANCIALS TOTAL			271,852,172
HEALTH CARE — 13.7%
Biotechnology — 1.8%
	Amgen, Inc. (a)	259,077	12,938,306
	Biogen Idec, Inc. (a)	74,522	3,859,494
	Celgene Corp. (a)	115,100	4,861,824
	Cephalon, Inc. (a)	18,500	1,078,735
	Genzyme Corp. (a)	67,980	4,020,337

8

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Biotechnology — (continued)
	Gilead Sciences, Inc. (a)	228,280	9,838,868
Biotechnology Total			36,597,564
Health Care Equipment & Supplies — 2.2%
	Baxter International, Inc.	153,855	7,875,837
	Becton, Dickinson & Co.	60,080	4,066,214
	Boston Scientific Corp. (a)	376,387	3,538,038
	C.R. Bard, Inc.	24,955	1,784,033
	Covidien Ltd.	126,276	4,510,579
	DENTSPLY International, Inc.	37,200	1,088,472
	Hospira, Inc. (a)	40,032	1,381,104
	Intuitive Surgical, Inc. (a)	9,800	1,466,864
	Medtronic, Inc.	280,230	9,625,901
	St. Jude Medical, Inc. (a)	86,750	3,384,985
	Stryker Corp.	59,600	2,291,024
	Varian Medical Systems, Inc. (a)	31,200	1,115,712
	Zimmer Holdings, Inc. (a)	55,805	2,486,113
Health Care Equipment & Supplies Total			44,614,876
Health Care Providers & Services — 2.1%
	Aetna, Inc.	113,600	3,042,208
	AmerisourceBergen Corp.	38,160	1,415,736
	Cardinal Health, Inc.	90,260	3,226,795
	CIGNA Corp.	67,905	1,505,454
	Coventry Health Care, Inc. (a)	37,150	670,557
	DaVita, Inc. (a)	26,000	1,172,860
	Express Scripts, Inc. (a)	62,100	3,977,505
	Humana, Inc. (a)	42,340	1,326,512
	Laboratory Corp. of America Holdings (a)	27,110	1,652,626
	McKesson Corp.	68,600	2,822,890
	Medco Health Solutions, Inc. (a)	123,042	5,646,397
	Patterson Companies, Inc. (a)	22,900	471,511
	Quest Diagnostics, Inc.	38,630	2,017,259
	Tenet Healthcare Corp. (a)	104,092	377,854
	UnitedHealth Group, Inc.	304,540	8,100,764
	WellPoint, Inc. (a)	124,880	5,815,662
Health Care Providers & Services Total			43,242,590
Health Care Technology — 0.0%
	IMS Health, Inc.	45,500	547,820
Health Care Technology Total			547,820

9

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Life Sciences Tools & Services — 0.4%
	Life Technologies Corp. (a)	43,499	1,686,891
	Millipore Corp. (a)	13,895	873,857
	PerkinElmer, Inc.	29,135	474,026
	Thermo Fisher Scientific, Inc. (a)	104,805	4,077,963
	Waters Corp. (a)	24,345	1,054,625
Life Sciences Tools & Services Total			8,167,362
Pharmaceuticals — 7.2%
	Abbott Laboratories	387,225	17,448,359
	Allergan, Inc.	77,020	3,398,893
	Bristol-Myers Squibb Co.	495,945	9,879,224
	Eli Lilly & Co.	253,355	8,758,482
	Forest Laboratories, Inc. (a)	75,620	1,791,438
	Johnson & Johnson	693,005	38,226,156
	King Pharmaceuticals, Inc. (a)	61,715	583,824
	Merck & Co., Inc.	528,075	14,564,309
	Mylan, Inc. (a)	76,345	1,008,517
	Pfizer, Inc.	1,690,075	25,672,239
	Schering-Plough Corp.	407,475	9,942,390
	Watson Pharmaceuticals, Inc. (a)	26,205	792,701
	Wyeth	333,590	14,964,847
Pharmaceuticals Total			147,031,379
HEALTH CARE TOTAL			280,201,591
INDUSTRIALS— 10.0%
Aerospace & Defense — 2.8%
	Boeing Co.	181,965	8,161,130
	General Dynamics Corp.	96,720	5,503,368
	Goodrich Corp.	31,020	1,505,711
	Honeywell International, Inc.	184,245	6,109,564
	ITT Corp.	45,530	1,874,925
	L-3 Communications Holdings, Inc.	29,720	2,184,717
	Lockheed Martin Corp.	83,205	6,958,434
	Northrop Grumman Corp.	82,013	3,905,459
	Precision Castparts Corp.	35,100	2,898,207
	Raytheon Co.	100,290	4,477,949
	Rockwell Collins, Inc.	39,630	1,681,105
	United Technologies Corp.	236,100	12,421,221
Aerospace & Defense Total			57,681,790

10

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Air Freight & Logistics — 1.0%
	C.H. Robinson Worldwide, Inc.	42,600	2,164,932
	Expeditors International Washington, Inc.	53,100	1,742,211
	FedEx Corp.	77,990	4,322,986
	United Parcel Service, Inc., Class B	249,415	12,755,083
Air Freight & Logistics Total			20,985,212
Airlines — 0.1%
	Southwest Airlines Co.	185,450	1,249,933
Airlines Total			1,249,933
Building Products — 0.0%
	Masco Corp.	90,085	933,281
Building Products Total			933,281
Commercial Services & Supplies — 0.5%
	Avery Dennison Corp.	28,230	778,019
	Cintas Corp.	32,950	767,405
	Iron Mountain, Inc. (a)	45,000	1,226,250
	Pitney Bowes, Inc.	51,665	1,182,095
	R.R. Donnelley & Sons Co.	51,425	693,209
	Republic Services, Inc.	80,700	1,839,153
	Stericycle, Inc. (a)	21,400	1,069,572
	Waste Management, Inc.	123,110	3,396,605
Commercial Services & Supplies Total			10,952,308
Construction & Engineering — 0.2%
	Fluor Corp.	45,530	2,138,999
	Jacobs Engineering Group, Inc. (a)	30,800	1,321,320
Construction & Engineering Total			3,460,319
Electrical Equipment — 0.4%
	Cooper Industries Ltd., Class A	41,830	1,372,861
	Emerson Electric Co.	189,190	6,071,107
	Rockwell Automation, Inc.	35,505	1,089,648
Electrical Equipment Total			8,533,616
Industrial Conglomerates — 2.3%
	3M Co.	173,830	9,925,693
	General Electric Co. (c)	2,646,040	35,668,619
	Textron, Inc.	66,070	759,805
Industrial Conglomerates Total			46,354,117
Machinery — 1.5%
	Caterpillar, Inc.	150,740	5,345,241
	Cummins, Inc.	50,480	1,637,066
	Danaher Corp.	63,860	3,853,951
	Deere & Co.	105,860	4,601,734

11

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — (continued)
	Dover Corp.	46,560	1,463,846
	Eaton Corp.	41,400	1,800,900
	Flowserve Corp.	14,000	1,029,980
	Illinois Tool Works, Inc.	96,270	3,108,558
	Ingersoll-Rand Co., Ltd., Class A	79,920	1,616,782
	Manitowoc Co., Inc.	32,700	213,204
	Paccar, Inc.	90,892	2,713,126
	Pall Corp.	29,570	759,358
	Parker Hannifin Corp.	40,292	1,702,740
Machinery Total			29,846,486
Professional Services — 0.2%
	Dun & Bradstreet Corp.	13,400	1,095,986
	Equifax, Inc.	31,685	862,466
	Monster Worldwide, Inc. (a)	32,095	374,869
	Robert Half International, Inc.	37,890	810,467
Professional Services Total			3,143,788
Road & Rail — 0.9%
	Burlington Northern Santa Fe Corp.	69,740	5,051,966
	CSX Corp.	100,050	3,177,588
	Norfolk Southern Corp.	91,780	3,414,216
	Ryder System, Inc.	13,960	393,393
	Union Pacific Corp.	126,090	6,212,454
Road & Rail Total			18,249,617
Trading Companies & Distributors — 0.1%
	Fastenal Co.	32,400	1,076,328
	W.W. Grainger, Inc.	15,915	1,254,580
Trading Companies & Distributors Total			2,330,908
INDUSTRIALS TOTAL			203,721,375
INFORMATION TECHNOLOGY — 17.6%
Communications Equipment — 2.9%
	Ciena Corp. (a)	22,718	249,898
	Cisco Systems, Inc. (a)	1,462,550	27,057,175
	Corning, Inc.	389,660	5,728,002
	Harris Corp.	33,500	1,041,180
	Harris Stratex Networks, Inc. (a)	8,322	39,696
	JDS Uniphase Corp. (a)	53,855	290,278
	Juniper Networks, Inc. (a)	130,800	3,234,684
	Motorola, Inc.	570,380	3,456,503

12

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Communications Equipment — (continued)
QUALCOMM, Inc.	413,240	18,013,132
Tellabs, Inc. (a)	99,150	550,282
Communications Equipment Total		59,660,830
Computers & Peripherals — 5.1%
Apple, Inc. (a)	223,090	30,297,853
Dell, Inc. (a)	433,625	5,021,377
EMC Corp. (a)	504,070	5,922,822
Hewlett-Packard Co.	600,466	20,626,007
International Business Machines Corp.	336,200	35,731,336
Lexmark International, Inc., Class A (a)	19,485	318,385
NetApp, Inc. (a)	82,900	1,616,550
QLogic Corp. (a)	30,380	414,687
SanDisk Corp. (a)	56,700	887,922
Seagate Technology, Inc., Escrow Shares (d)	64,266	643
Sun Microsystems, Inc. (a)	186,626	1,679,634
Teradata Corp. (a)	43,400	937,440
Computers & Peripherals Total		103,454,656
Electronic Equipment, Instruments & Components — 0.3%
Agilent Technologies, Inc. (a)	88,235	1,608,524
Amphenol Corp., Class A	42,900	1,432,431
FLIR Systems, Inc. (a)	37,800	848,988
Jabil Circuit, Inc.	53,595	419,649
Molex, Inc.	34,765	531,209
Tyco Electronics Ltd.	114,776	1,993,659
Electronic Equipment, Instruments & Components Total		6,834,460
Internet Software & Services — 1.8%
Akamai Technologies, Inc. (a)	42,700	950,502
eBay, Inc. (a)	270,070	4,758,633
Google, Inc., Class A (a)	60,000	25,033,800
VeriSign, Inc. (a)	48,200	1,128,362
Yahoo!, Inc. (a)	349,310	5,533,071
Internet Software & Services Total		37,404,368
IT Services — 1.1%
Affiliated Computer Services, Inc., Class A (a)	24,410	1,096,986
Automatic Data Processing, Inc.	126,525	4,809,215
Cognizant Technology Solutions Corp., Class A (a)	73,100	1,841,389
Computer Sciences Corp. (a)	37,920	1,610,083
Convergys Corp. (a)	30,625	283,281

13

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
IT Services — (continued)
	Fidelity National Information Services, Inc.	47,800	920,628
	Fiserv, Inc. (a)	39,120	1,657,123
	MasterCard, Inc., Class A	18,200	3,209,206
	Paychex, Inc.	80,460	2,202,190
	Total System Services, Inc.	49,400	674,310
	Western Union Co.	177,945	3,137,171
IT Services Total			21,441,582
Office Electronics — 0.1%
	Xerox Corp.	216,725	1,473,730
Office Electronics Total			1,473,730
Semiconductors & Semiconductor Equipment — 2.4%
	Advanced Micro Devices, Inc. (a)	140,255	636,758
	Altera Corp.	73,475	1,250,544
	Analog Devices, Inc.	72,975	1,781,320
	Applied Materials, Inc.	333,055	3,750,199
	Broadcom Corp., Class A (a)	106,550	2,714,894
	Intel Corp.	1,393,675	21,908,571
	KLA-Tencor Corp.	42,545	1,148,715
	Linear Technology Corp.	55,540	1,300,191
	LSI Corp. (a)	162,440	726,107
	MEMC Electronic Materials, Inc. (a)	56,000	1,080,240
	Microchip Technology, Inc.	45,600	983,592
	Micron Technology, Inc. (a)	206,455	1,044,662
	National Semiconductor Corp.	48,860	678,177
	Novellus Systems, Inc. (a)	24,285	435,430
	NVIDIA Corp. (a)	134,520	1,403,044
	Teradyne, Inc. (a)	43,270	309,381
	Texas Instruments, Inc.	319,870	6,205,478
	Xilinx, Inc.	68,635	1,423,490
Semiconductors & Semiconductor Equipment Total			48,780,793
Software — 3.9%
	Adobe Systems, Inc. (a)	131,270	3,699,189
	Autodesk, Inc. (a)	56,690	1,216,567
	BMC Software, Inc. (a)	46,300	1,578,830
	CA, Inc.	98,804	1,724,130
	Citrix Systems, Inc. (a)	45,105	1,416,748
	Compuware Corp. (a)	61,790	471,458
	Electronic Arts, Inc. (a)	80,590	1,852,764

14

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
	Intuit, Inc. (a)	80,440	2,189,577
	McAfee, Inc. (a)	38,600	1,514,278
	Microsoft Corp.	1,915,720	40,019,391
	Novell, Inc. (a)	86,265	358,862
	Oracle Corp.	960,965	18,825,304
	Salesforce.com, Inc. (a)	26,500	1,005,675
	Symantec Corp. (a)	205,730	3,207,331
Software Total			79,080,104
INFORMATION TECHNOLOGY TOTAL			358,130,523
MATERIALS — 3.3%
Chemicals — 1.9%
	Air Products & Chemicals, Inc.	52,515	3,401,922
	CF Industries Holdings, Inc.	12,100	939,444
	Dow Chemical Co.	264,125	4,669,730
	E.I. Du Pont de Nemours & Co.	226,095	6,436,925
	Eastman Chemical Co.	18,150	752,136
	Ecolab, Inc.	42,025	1,569,634
	International Flavors & Fragrances, Inc.	19,690	628,111
	Monsanto Co.	137,244	11,274,594
	PPG Industries, Inc.	41,105	1,827,939
	Praxair, Inc.	76,905	5,629,446
	Sigma-Aldrich Corp.	30,600	1,482,876
Chemicals Total			38,612,757
Construction Materials — 0.1%
	Vulcan Materials Co.	27,655	1,224,840
Construction Materials Total			1,224,840
Containers & Packaging — 0.2%
	Ball Corp.	23,455	933,509
	Bemis Co., Inc.	25,005	627,376
	Owens-Illinois, Inc. (a)	41,900	1,199,597
	Pactiv Corp. (a)	32,950	738,080
	Sealed Air Corp.	39,530	790,995
Containers & Packaging Total			4,289,557
Metals & Mining — 0.9%
	AK Steel Holding Corp.	27,800	397,540
	Alcoa, Inc.	238,160	2,195,835
	Allegheny Technologies, Inc.	24,440	865,420
	Freeport-McMoRan Copper & Gold, Inc.	103,110	5,612,277
	Newmont Mining Corp.	122,600	5,991,462

15

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — (continued)
	Nucor Corp.	78,680	3,454,839
	Titanium Metals Corp.	21,300	197,238
	United States Steel Corp.	35,070	1,195,186
Metals & Mining Total			19,909,797
Paper & Forest Products — 0.2%
	International Paper Co.	107,195	1,540,392
	MeadWestvaco Corp.	42,795	683,436
	Weyerhaeuser Co.	52,955	1,778,229
Paper & Forest Products Total			4,002,057
MATERIALS TOTAL			68,039,008
TELECOMMUNICATION SERVICES — 3.4%
Diversified Telecommunication Services — 3.1%
	AT&T, Inc.	1,476,620	36,605,410
	CenturyTel, Inc.	25,135	775,415
	Embarq Corp.	35,757	1,502,509
	Frontier Communications Corp.	77,995	567,803
	Qwest Communications International, Inc.	368,185	1,605,286
	Verizon Communications, Inc.	711,695	20,824,196
	Windstream Corp.	110,480	929,137
Diversified Telecommunication Services Total			62,809,756
Wireless Telecommunication Services — 0.3%
	American Tower Corp., Class A (a)	99,500	3,171,065
	Sprint Nextel Corp. (a)	717,845	3,696,902
Wireless Telecommunication Services Total			6,867,967
TELECOMMUNICATION SERVICES TOTAL			69,677,723
UTILITIES — 3.8%
Electric Utilities — 2.2%
	Allegheny Energy, Inc.	42,490	1,062,250
	American Electric Power Co., Inc.	116,815	3,076,907
	Duke Energy Corp.	320,987	4,541,966
	Edison International	81,630	2,386,861
	Entergy Corp.	47,485	3,543,331
	Exelon Corp.	164,950	7,919,250
	FirstEnergy Corp.	76,405	2,887,345
	FPL Group, Inc.	102,430	5,790,368
	Northeast Utilities	43,100	896,049
	Pepco Holdings, Inc.	54,900	712,602
	Pinnacle West Capital Corp.	25,255	698,301

16

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Electric Utilities — (continued)
	PPL Corp.	94,090	3,055,102
	Progress Energy, Inc.	69,030	2,451,255
	Southern Co.	194,815	5,534,694
Electric Utilities Total			44,556,281
Gas Utilities — 0.1%
	EQT Corp.	32,800	1,221,800
	Nicor, Inc.	11,345	356,800
	Questar Corp.	43,500	1,474,215
Gas Utilities Total			3,052,815
Independent Power Producers & Energy Traders — 0.2%
	AES Corp. (a)	166,910	1,667,431
	Constellation Energy Group, Inc.	49,855	1,360,044
	Dynegy, Inc., Class A (a)	126,850	254,969
Independent Power Producers & Energy Traders Total			3,282,444
Multi-Utilities — 1.3%
	Ameren Corp.	53,285	1,239,409
	CenterPoint Energy, Inc.	87,050	880,946
	CMS Energy Corp.	56,825	644,395
	Consolidated Edison, Inc.	68,580	2,431,847
	Dominion Resources, Inc.	146,190	4,647,380
	DTE Energy Co.	40,955	1,238,889
	Integrys Energy Group, Inc.	19,199	520,101
	NiSource, Inc.	68,720	734,617
	PG&E Corp.	91,675	3,365,389
	Public Service Enterprise Group, Inc.	126,780	4,040,479
	SCANA Corp.	30,400	912,608
	Sempra Energy	61,040	2,788,307
	TECO Energy, Inc.	53,310	598,138
	Wisconsin Energy Corp.	29,300	1,156,178
	Xcel Energy, Inc.	113,805	1,951,756
Multi-Utilities Total			27,150,439
UTILITIES TOTAL			78,041,979

	Total Common Stocks (cost of $2,108,454,330)		2,012,804,692

17

		Par ($)	Value ($)
Short-Term Obligation — 1.0%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/09, due 06/01/09 at 0.120%, collateralized by U.S. Government Agency obligations with various maturities to 04/18/36, market value $20,814,826 (repurchase proceeds $20,402,204)	20,402,000	20,402,000

	Total Short-Term Obligation (cost of $20,402,000)		20,402,000

	Total Investments — 99.6% (cost of $2,128,856,330)(e)(f)		2,033,206,692

	Other Assets & Liabilities, Net — 0.4%		8,709,005

	Net Assets — 100.0%		2,041,915,697

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.   The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$2,012,804,049	$1,375,218
	Level 2 – Other Significant Observable Inputs	20,402,000	—
	Level 3 – Significant Unobservable Inputs	643	—
	Total	$2,033,206,692	$1,375,218

	* Other financial instruments consist of futures contracts which are not included in the investment portfolio.

	The following table reconciles asset balances for the three month period ending May 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of February 28, 2009	$643	$—
	Accretion of discounts/Amortization of premiums	—	—
	Realized gain (loss)	—	—
	Change in unrealized appreciation (depreciation)	—	—
	Net purchase (sales)	—	—
	Transfers in and/or out of Level 3	—	—
	Balance as of May 31, 2009	$643	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

18

(a)	Non-income producing security.

(b)	Investments in affiliates during the three months ended May 31, 2009:

	Security name:		Bank of America Corp.

	Shares as of 02/28/09:		1,403,613
	Shares purchased:		534,400
	Shares sold:		(24,800)
	Shares as of 05/31/09:		1,913,213
	Net realized gain:		$28,867
	Dividend income earned:		$14,036
	Value at end of period:		$21,561,910

(c)	A portion of this security with a market value of $13,884,400 is pledged as collateral for open futures contracts.

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2009, the value of this security amounted to $643, which represents less than 0.01% of net assets.

(e)	Cost for federal income tax purposes is $2,128,856,330.

(f)	Unrealized appreciation and depreciation at May 31,2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$494,744,589	$(590,394,227)	$(95,649,638)

At May 31, 2009, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P 500 Index	112	$25,706,800	$24,331,582	Jun-2009	$1,375,218

19

INVESTMENT PORTFOLIO

May 31, 2009 (Unaudited)	Columbia Large Cap Value Fund

		Shares	Value ($)*
Common Stocks — 96.0%
CONSUMER DISCRETIONARY — 7.4%
Hotels, Restaurants & Leisure — 2.9%
	Carnival Corp.	1,164,100	29,614,704
	McDonald’s Corp.	344,519	20,323,176
	Starwood Hotels & Resorts Worldwide, Inc.	484,700	11,860,609
Hotels, Restaurants & Leisure Total			61,798,489
Household Durables — 0.2%
	D.R. Horton, Inc.	555,400	5,115,234
Household Durables Total			5,115,234
Multiline Retail — 2.6%
	J.C. Penney Co., Inc.	477,100	12,447,539
	Kohl’s Corp. (a)	357,500	15,183,025
	Nordstrom, Inc.	1,425,200	28,062,188
Multiline Retail Total			55,692,752
Specialty Retail — 1.7%
	Lowe’s Companies, Inc.	1,921,700	36,531,517
Specialty Retail Total			36,531,517
CONSUMER DISCRETIONARY TOTAL			159,137,992
CONSUMER STAPLES — 5.6%
Beverages — 0.8%
	Diageo PLC, ADR	323,498	17,650,051
Beverages Total			17,650,051
Food & Staples Retailing — 0.5%
	Wal-Mart Stores, Inc.	223,200	11,101,968
Food & Staples Retailing Total			11,101,968
Food Products — 0.4%
	J. M. Smucker Co.	219,200	8,824,992
Food Products Total			8,824,992
Household Products — 1.7%
	Procter & Gamble Co.	711,000	36,929,340
Household Products Total			36,929,340
Personal Products — 1.1%
	Avon Products, Inc.	912,797	24,243,888
Personal Products Total			24,243,888

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 1.1%
	Philip Morris International, Inc.	532,677	22,713,347
Tobacco Total			22,713,347
CONSUMER STAPLES TOTAL			121,463,586
ENERGY — 17.9%
Energy Equipment & Services — 3.9%
	Halliburton Co.	522,998	11,992,344
	Nabors Industries Ltd. (a)	1,656,200	29,612,856
	Smith International, Inc.	241,200	7,040,628
	Transocean Ltd. (a)	449,400	35,718,312
Energy Equipment & Services Total			84,364,140
Oil, Gas & Consumable Fuels — 14.0%
	Chevron Corp.	532,800	35,521,776
	EOG Resources, Inc.	399,700	29,254,043
	Exxon Mobil Corp.	1,139,328	79,012,397
	Hess Corp.	572,900	38,149,411
	Marathon Oil Corp.	579,100	18,461,708
	Newfield Exploration Co. (a)	514,900	18,598,188
	Occidental Petroleum Corp.	577,900	38,782,869
	Petroleo Brasileiro SA, ADR	389,000	17,127,670
	Williams Companies, Inc.	1,579,300	26,500,654
Oil, Gas & Consumable Fuels Total			301,408,716
ENERGY TOTAL			385,772,856
FINANCIALS — 26.4%
Capital Markets — 5.8%
	Bank of New York Mellon Corp.	964,200	26,785,476
	Goldman Sachs Group, Inc.	390,700	56,483,499
	Morgan Stanley	1,343,900	40,747,048
Capital Markets Total			124,016,023
Commercial Banks — 8.6%
	BB&T Corp.	946,400	21,218,288
	Fifth Third Bancorp	728,758	5,028,430
	PNC Financial Services Group, Inc.	904,779	41,212,684
	U.S. Bancorp	2,943,082	56,507,174
	Wells Fargo & Co.	2,002,114	51,053,907
	Zions Bancorporation	798,100	10,918,008
Commercial Banks Total			185,938,491
Diversified Financial Services — 4.2%
	JPMorgan Chase & Co.	2,450,210	90,412,749
Diversified Financial Services Total			90,412,749

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 4.7%
	ACE Ltd.	482,476	21,224,119
	Aon Corp.	440,900	15,872,400
	Axis Capital Holdings Ltd.	820,400	19,591,152
	Marsh & McLennan Companies, Inc.	1,043,100	19,735,452
	Prudential Financial, Inc.	621,230	24,793,290
Insurance Total			101,216,413
Real Estate Investment Trusts (REITs) — 3.1%
	Plum Creek Timber Co., Inc.	701,000	24,289,650
	Rayonier, Inc.	672,400	26,896,000
	Simon Property Group, Inc.	309,900	16,570,353
Real Estate Investment Trusts (REITs) Total			67,756,003
FINANCIALS TOTAL			569,339,679
HEALTH CARE — 9.2%
Biotechnology — 1.3%
	Amgen, Inc. (a)	542,000	27,067,480
Biotechnology Total			27,067,480
Health Care Providers & Services — 1.5%
	Medco Health Solutions, Inc. (a)	715,400	32,829,706
Health Care Providers & Services Total			32,829,706
Life Sciences Tools & Services — 2.3%
	Life Technologies Corp. (a)	596,200	23,120,636
	Thermo Fisher Scientific, Inc. (a)	687,000	26,731,170
Life Sciences Tools & Services Total			49,851,806
Pharmaceuticals — 4.1%
	Abbott Laboratories	359,300	16,190,058
	Johnson & Johnson	751,600	41,458,256
	Schering-Plough Corp.	1,256,900	30,668,360
Pharmaceuticals Total			88,316,674
HEALTH CARE TOTAL			198,065,666
INDUSTRIALS — 9.8%
Aerospace & Defense — 5.3%
	Goodrich Corp.	482,700	23,430,258
	Honeywell International, Inc.	658,100	21,822,596
	L-3 Communications Holdings, Inc.	214,800	15,789,948
	Northrop Grumman Corp.	446,900	21,281,378
	United Technologies Corp.	585,380	30,796,842
Aerospace & Defense Total			113,121,022

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Construction & Engineering — 1.1%
	KBR, Inc.	1,301,500	23,973,630
Construction & Engineering Total			23,973,630
Electrical Equipment — 0.7%
	Cooper Industries Ltd., Class A	467,700	15,349,914
Electrical Equipment Total			15,349,914
Industrial Conglomerates — 1.5%
	General Electric Co.	2,401,016	32,365,695
Industrial Conglomerates Total			32,365,695
Machinery — 1.2%
	Eaton Corp.	228,000	9,918,000
	Navistar International Corp. (a)	276,616	11,012,083
	PACCAR, Inc.	154,100	4,599,885
Machinery Total			25,529,968
INDUSTRIALS TOTAL			210,340,229
INFORMATION TECHNOLOGY — 4.9%
Computers & Peripherals — 2.4%
	EMC Corp. (a)	2,450,700	28,795,725
	International Business Machines Corp.	213,900	22,733,292
Computers & Peripherals Total			51,529,017
Semiconductors & Semiconductor Equipment — 1.8%
	Intel Corp.	769,800	12,101,256
	Intersil Corp., Class A	905,200	11,088,700
	Marvell Technology Group Ltd. (a)	277,163	3,167,973
	Texas Instruments, Inc.	586,800	11,383,920
Semiconductors & Semiconductor Equipment Total			37,741,849
Software — 0.7%
	BMC Software, Inc. (a)	458,400	15,631,440
Software Total			15,631,440
INFORMATION TECHNOLOGY TOTAL			104,902,306
MATERIALS — 5.3%
Chemicals — 2.1%
	Monsanto Co.	254,000	20,866,100
	Potash Corp. of Saskatchewan, Inc.	210,700	24,407,488
Chemicals Total			45,273,588

4

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining — 2.1%
	Allegheny Technologies, Inc.	111,300	3,941,133
	Freeport-McMoRan Copper & Gold, Inc.	200,000	10,886,000
	Nucor Corp.	719,500	31,593,245
Metals & Mining Total			46,420,378
Paper & Forest Products – 1.1%
	Weyerhaeuser Co.	680,900	22,864,622
Paper & Forest Products Total			22,864,622
MATERIALS TOTAL			114,558,588
TELECOMMUNICATION SERVICES – 4.0%
Diversified Telecommunication Services – 4.0%
	AT&T, Inc.	2,402,551	59,559,239
	Verizon Communications, Inc.	932,102	27,273,305
Diversified Telecommunication Services Total			86,832,544
TELECOMMUNICATION SERVICES TOTAL			86,832,544
UTILITIES – 5.5%
Electric Utilities – 3.0%
	Exelon Corp.	462,900	22,223,829
	FPL Group, Inc.	603,100	34,093,243
	Northeast Utilities	355,561	7,392,113
Electric Utilities Total			63,709,185
Multi-Utilities – 2.5%
	PG&E Corp.	764,743	28,073,716
	Public Service Enterprise Group, Inc.	408,690	13,024,950
	Wisconsin Energy Corp.	331,900	13,096,774
Multi-Utilities Total			54,195,440
UTILITIES TOTAL			117,904,625

	Total Common Stocks (cost of $2,036,971,246)		2,068,318,071

5

		Shares	Value ($)
Convertible Preferred Stocks – 1.7%
HEALTH CARE – 0.8%
Pharmaceuticals – 0.8%
	Schering-Plough Corp., 6.000%	74,400	16,285,416
Pharmaceuticals Total			16,285,416
HEALTH CARE TOTAL			16,285,416
MATERIALS – 0.9%
Metals & Mining – 0.9%
	Freeport-McMoRan Copper & Gold, Inc., 6.750%	240,600	20,325,888
Metals & Mining Total			20,325,888
MATERIALS TOTAL			20,325,888

	Total Convertible Preferred Stocks (cost of $29,747,283)		36,611,304

		Par ($)
Short-Term Obligation – 2.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/09, due 06/01/09 at 0.120%, collateralized by U.S. Government Agency obligations with various maturities to 05/15/14, market value $53,595,088 (repurchase proceeds $52,543,525)	52,543,000	52,543,000

	Total Short-Term Obligation (cost of $52,543,000)		52,543,000

	Total Investments – 100.1% (cost of $2,119,261,529)(b)(c)		2,157,472,375

	Other Assets & Liabilities, Net – (0.1)%		(2,565,418)

	Net Assets – 100.0%		2,154,906,957

Notes to Investment Portfolio:

* Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

6

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$2,104,929,375	$—
Level 2 – Other Significant Observable Inputs	52,543,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$2,157,472,375	$—

(a) Non-income producing security.

(b) Cost for federal income tax purposes is $2,119,261,529

(c) Unrealized appreciation and depreciation at May 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$268,849,203	$(230,638,357)	$38,210,846

Acronym	Name
ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO

May 31, 2009 (Unaudited)	Columbia Marsico Global Fund

		Shares	Value ($)*
Common Stocks — 93.7%
CONSUMER DISCRETIONARY — 8.5%
Automobiles — 0.6%
	Ford Motor Co. (a)	4,050	23,287
Automobiles Total			23,287
Distributors — 1.9%
	Li & Fung Ltd.	30,000	80,332
Distributors Total			80,332
Hotels, Restaurants & Leisure — 1.6%
	Chipotle Mexican Grill, Inc., Class A (a)	413	32,705
	McDonald’s Corp.	595	35,099
Hotels, Restaurants & Leisure Total			67,804
Household Durables — 0.4%
	Gafisa SA, ADR	998	18,074
Household Durables Total			18,074
Media — 0.8%
	Walt Disney Co.	1,289	31,220
Media Total			31,220
Specialty Retail — 1.9%
	Home Depot, Inc.	3,467	80,296
Specialty Retail Total			80,296
Textiles, Apparel & Luxury Goods — 1.3%
	Li Ning Co. Ltd.	8,000	19,466
	Lululemon Athletica, Inc. (a)	1,813	22,898
	Polo Ralph Lauren Corp.	252	13,562
Textiles, Apparel & Luxury Goods Total			55,926
CONSUMER DISCRETIONARY TOTAL			356,939
CONSUMER STAPLES — 6.8%
Beverages — 3.2%
	Anheuser-Busch InBev NV	3,834	135,512
Beverages Total			135,512
Food & Staples Retailing — 1.9%
	Costco Wholesale Corp.	1,609	78,069
Food & Staples Retailing Total			78,069
Food Products — 1.7%
	Nestle SA, Registered Shares	1,976	71,805
Food Products Total			71,805
CONSUMER STAPLES TOTAL			285,386
ENERGY — 5.5%
Energy Equipment & Services — 1.6%
	Pride International, Inc. (a)	2,651	64,207
Energy Equipment & Services Total			64,207

1

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — 3.9%
	Petroleo Brasileiro SA, ADR	3,750	165,113
Oil, Gas & Consumable Fuels Total			165,113
ENERGY TOTAL			229,320
FINANCIALS — 32.3%
Capital Markets — 5.2%
	Goldman Sachs Group, Inc.	878	126,932
	State Street Corp.	1,966	91,321
Capital Markets Total			218,253
Commercial Banks — 16.5%
	ICICI Bank Ltd., ADR	2,900	90,306
	Industrial & Commercial Bank of China, Class H	290,000	182,516
	Itau Unibanco Holding SA, ADR	3,800	60,990
	Standard Chartered PLC	7,750	159,274
	Wells Fargo & Co.	7,999	203,975
Commercial Banks Total			697,061
Consumer Finance — 2.6%
	American Express Co.	4,386	108,992
Consumer Finance Total			108,992
Diversified Financial Services — 4.9%
	JPMorgan Chase & Co.	5,583	206,013
Diversified Financial Services Total			206,013
Real Estate Management & Development — 3.1%
	Hang Lung Properties Ltd.	39,000	130,408
Real Estate Management & Development Total			130,408
FINANCIALS TOTAL			1,360,727
HEALTH CARE — 5.8%
Biotechnology — 4.2%
	Celgene Corp. (a)	1,165	49,210
	Genzyme Corp. (a)	1,611	95,274
	Gilead Sciences, Inc. (a)	786	33,877
Biotechnology Total			178,361

2

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Life Sciences Tools & Services — 1.6%
	Lonza Group AG, Registered Shares	642	66,379
Life Sciences Tools & Services Total			66,379
HEALTH CARE TOTAL			244,740
INDUSTRIALS — 13.4%
Aerospace & Defense — 1.4%
	Precision Castparts Corp.	729	60,193
Aerospace & Defense Total			60,193
Construction & Engineering — 0.5%
	Aecom Technology Corp. (a)	637	20,327
Construction & Engineering Total			20,327
Electrical Equipment — 8.3%
	ABB Ltd., Registered Shares (a)	6,149	101,343
	Vestas Wind Systems A/S (a)	3,400	248,800
Electrical Equipment Total			350,143
Marine — 0.6%
	Kuehne & Nagel International AG	338	26,358
Marine Total			26,358
Road & Rail — 1.4%
	Canadian National Railway Co.	1,371	59,584
Road & Rail Total			59,584
Transportation Infrastructure — 1.2%
	China Merchants Holdings International Co., Ltd.	16,000	49,299
Transportation Infrastructure Total			49,299
INDUSTRIALS TOTAL			565,904
INFORMATION TECHNOLOGY — 14.6%
Communications Equipment — 1.7%
	QUALCOMM, Inc.	1,646	71,749
Communications Equipment Total			71,749
Computers & Peripherals — 3.6%
	Apple, Inc. (a)	1,102	149,663
Computers & Peripherals Total			149,663
Internet Software & Services — 2.5%
	Google, Inc., Class A (a)	250	104,307
Internet Software & Services Total			104,307
IT Services — 4.5%
	MasterCard, Inc., Class A	1,082	190,789
IT Services Total			190,789

3

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 2.3%
	Adobe Systems, Inc. (a)	1,122	31,618
	Citrix Systems, Inc. (a)	1,669	52,423
	SolarWinds, Inc. (a)	987	14,805
Software Total			98,846
INFORMATION TECHNOLOGY TOTAL			615,354
MATERIALS — 6.8%
Chemicals — 3.8%
	Monsanto Co.	1,347	110,656
	Praxair, Inc.	652	47,726
Chemicals Total			158,382
Metals & Mining — 3.0%
	BHP Billiton PLC	5,308	127,162
Metals & Mining Total			127,162
MATERIALS TOTAL			285,544

	Total Common Stocks (cost of $3,474,341)		3,943,914
Preferred Stock — 2.3%
CONSUMER DISCRETIONARY — 2.3%
Automobiles — 2.3%
	Volkswagen AG	1,366	97,728
Automobiles Total			97,728
CONSUMER DISCRETIONARY TOTAL			97,728

	Total Preferred Stock (cost of $87,733)		97,728

		Par ($)
Short-Term Obligation — 5.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 05/29/09, due 06/01/09 at 0.050%, collateralized by a U.S. Government Agency obligation maturing 01/15/13, market value $247,781 (repurchase proceeds $238,001)	238,000	238,000

	Total Short-Term Obligation (cost of $238,000)		238,000

	Total Investments — 101.6% (cost of $3,800,074)(b)(c)		4,279,642

	Other Assets & Liabilities, Net — (1.6)%		(69,259)

	Net Assets — 100.0%		4,210,383

4

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$2,545,260	$—
	Level 2 – Other Significant Observable Inputs	1,734,382	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$4,279,642	$—

	The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

5

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $3,800,074.

(c)	Unrealized appreciation and depreciation at May 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$705,920	$(226,352)	$479,568

Acronym	Name
ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO

May 31, 2009 (Unaudited)	Columbia Marsico 21st Century Fund

		Shares	Value ($)*
Common Stocks — 95.5%
CONSUMER DISCRETIONARY — 12.0%
Automobiles — 0.6%
	Ford Motor Co. (a)	4,147,932	23,850,609
Automobiles Total			23,850,609
Hotels, Restaurants & Leisure — 5.2%
	Buffalo Wild Wings, Inc. (a)	247,777	8,796,084
	Cheesecake Factory, Inc. (a)	798,875	13,668,751
	Chipotle Mexican Grill, Inc., Class A (a)	374,851	29,684,451
	P.F. Chang’s China Bistro, Inc. (a)	398,797	12,737,576
	Vail Resorts, Inc. (a)(b)	3,067,602	84,328,379
	Wynn Resorts Ltd. (a)	1,679,708	62,249,978
Hotels, Restaurants & Leisure Total			211,465,219
Internet & Catalog Retail — 0.5%
	Blue Nile, Inc. (a)	435,767	20,001,705
Internet & Catalog Retail Total			20,001,705
Media — 2.2%
	Walt Disney Co.	3,706,079	89,761,234
Media Total			89,761,234
Specialty Retail — 2.4%
	Home Depot, Inc.	4,344,706	100,623,391
Specialty Retail Total			100,623,391
Textiles, Apparel & Luxury Goods — 1.1%
	Polo Ralph Lauren Corp.	247,662	13,329,169
	Under Armour, Inc., Class A (a)	1,267,408	31,102,192
Textiles, Apparel & Luxury Goods Total			44,431,361
CONSUMER DISCRETIONARY TOTAL			490,133,519
CONSUMER STAPLES — 5.5%
Beverages — 2.2%
	Anheuser-Busch InBev NV	2,550,082	90,132,563
Beverages Total			90,132,563
Food & Staples Retailing — 3.3%
	Costco Wholesale Corp.	2,821,497	136,899,035
Food & Staples Retailing Total			136,899,035
CONSUMER STAPLES TOTAL			227,031,598
ENERGY — 5.7%
Energy Equipment & Services — 1.6%
	Pride International, Inc. (a)	2,681,503	64,946,003
Energy Equipment & Services Total			64,946,003

1

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — 4.1%
	Petroleo Brasileiro SA, ADR	3,817,007	168,062,818
Oil, Gas & Consumable Fuels Total			168,062,818
ENERGY TOTAL			233,008,821
FINANCIALS — 28.5%
Capital Markets — 11.7%
	Charles Schwab Corp.	3,364,437	59,214,091
	Goldman Sachs Group, Inc.	1,135,316	164,132,634
	Jefferies Group, Inc. (a)	6,360,606	137,579,908
	State Street Corp.	2,527,895	117,420,723
Capital Markets Total			478,347,356
Commercial Banks — 10.6%
	City National Corp.	1,711,771	62,599,466
	ICICI Bank Ltd., ADR	1,016,615	31,657,391
	U.S. Bancorp	6,801,946	130,597,363
	Wells Fargo & Co.	8,134,946	207,441,123
Commercial Banks Total			432,295,343
Diversified Financial Services — 5.2%
	JPMorgan Chase & Co.	5,821,289	214,805,564
Diversified Financial Services Total			214,805,564
Real Estate Investment Trusts (REITs) — 1.0%
	Taubman Centers, Inc.	1,728,628	42,766,256
Real Estate Investment Trusts (REITs) Total			42,766,256
FINANCIALS TOTAL			1,168,214,519
HEALTH CARE — 6.2%
Biotechnology — 5.8%
	Celgene Corp. (a)	1,247,709	52,703,228
	Genzyme Corp. (a)	2,021,728	119,564,994
	Gilead Sciences, Inc. (a)	1,481,842	63,867,390
Biotechnology Total			236,135,612
Health Care Technology — 0.4%
	athenahealth, Inc. (a)	618,622	18,670,012
Health Care Technology Total			18,670,012
HEALTH CARE TOTAL			254,805,624
INDUSTRIALS — 11.2%
Aerospace & Defense — 2.6%
	Precision Castparts Corp.	1,298,464	107,214,172
Aerospace & Defense Total			107,214,172

2

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Construction & Engineering — 0.5%
	AECOM Technology Corp. (a)	650,859	20,768,911
Construction & Engineering Total			20,768,911
Electrical Equipment — 6.1%
	Vestas Wind Systems A/S (a)	3,427,856	250,838,034
Electrical Equipment Total			250,838,034
Professional Services — 0.4%
	Duff & Phelps Corp., Class A (a)	1,042,296	15,488,519
Professional Services Total			15,488,519
Road & Rail — 1.6%
	Canadian National Railway Co.	1,443,431	62,731,511
Road & Rail Total			62,731,511
INDUSTRIALS TOTAL			457,041,147
INFORMATION TECHNOLOGY — 18.8%
Communications Equipment — 3.0%
	Juniper Networks, Inc. (a)	891,297	22,041,775
	QUALCOMM, Inc.	2,301,406	100,318,287
Communications Equipment Total			122,360,062
Computers & Peripherals — 5.0%
	Apple, Inc. (a)	1,531,302	207,966,125
Computers & Peripherals Total			207,966,125
Internet Software & Services — 3.5%
	Google, Inc., Class A (a)	342,295	142,815,743
Internet Software & Services Total			142,815,743
IT Services — 5.1%
	MasterCard, Inc., Class A	1,180,207	208,105,900
IT Services Total			208,105,900
Software — 2.2%
	Adobe Systems, Inc. (a)	1,104,079	31,112,946
	Citrix Systems, Inc. (a)	1,889,642	59,353,655
Software Total			90,466,601
INFORMATION TECHNOLOGY TOTAL			771,714,431
MATERIALS — 4.4%
Chemicals — 2.7%
	Monsanto Co.	1,362,300	111,912,945
Chemicals Total			111,912,945

3

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 1.7%
	BHP Billiton PLC	2,889,470	69,221,795
Metals & Mining Total			69,221,795
MATERIALS TOTAL			181,134,740
TELECOMMUNICATION SERVICES — 3.2%
Wireless Telecommunication Services — 3.2%
	Crown Castle International Corp. (a)	5,407,283	131,180,686
Wireless Telecommunication Services Total			131,180,686
TELECOMMUNICATION SERVICES TOTAL			131,180,686

	Total Common Stocks (cost of $3,502,728,025)		3,914,265,085
Preferred Stock — 0.8%
CONSUMER DISCRETIONARY — 0.8%
Automobiles — 0.8%
	Volkswagen AG	484,709	34,677,580
Automobiles Total			34,677,580
CONSUMER DISCRETIONARY TOTAL			34,677,580

	Total Preferred Stock (cost of $29,756,176)		34,677,580

		Par ($)
Short-Term Obligation — 5.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/09, due 06/01/09 at 0.120%, collateralized by U.S. Government Agency obligations with various maturities to 02/21/13, market value $237,439,819 (repurchase proceeds $232,786,328)	232,784,000	232,784,000

	Total Short-Term Obligation (cost of $232,784,000)		232,784,000

	Total Investments — 102.0% (cost of $3,765,268,201)(c)(d)		4,181,726,665

	Other Assets & Liabilities, Net — (2.0)%		(83,605,145)

	Net Assets — 100.0%		4,098,121,520

4

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign Currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$3,504,072,693	$—
Level 2 – Other Significant Observable Inputs	677,653,972	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$4,181,726,665	$—

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

5

(a)	Non-income producing security.

(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in this affiliated company during the three months ended May 31, 2009, are as follows:

	Security name: Vail Resorts, Inc.

	Shares as of 2/28/09:		3,091,100

	Shares purchased:		—

	Shares sold:		(23,498)

	Shares as of 5/31/09:		3,067,602

	Net realized loss:		$(1,063,804)

	Dividend income earned:		$—

	Value at end of period:		$84,328,379

(c)	Cost for federal income tax purposes is $3,765,268,201.

(d)	Unrealized appreciation and depreciation at May 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$718,342,868	$(301,884,404)	$416,458,464

Acronym	Name
ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO

May 31, 2009 (Unaudited)	Columbia Marsico Focused Equities Fund

		Shares	Value ($)*
Common Stocks — 98.1%
CONSUMER DISCRETIONARY — 12.4%
Hotels, Restaurants & Leisure — 11.2%
	McDonald’s Corp.	4,271,860	251,997,022
	Wynn Resorts Ltd. (a)	2,048,689	75,924,414
Hotels, Restaurants & Leisure Total			327,921,436
Specialty Retail — 1.2%
	Lowe’s Companies, Inc.	1,861,167	35,380,784
Specialty Retail Total			35,380,784
CONSUMER DISCRETIONARY TOTAL			363,302,220
CONSUMER STAPLES — 5.9%
Food & Staples Retailing — 5.9%
	CVS Caremark Corp.	3,105,925	92,556,565
	Wal-Mart Stores, Inc.	1,625,644	80,859,533
Food & Staples Retailing Total			173,416,098
CONSUMER STAPLES TOTAL			173,416,098
ENERGY – 9.2%
Energy Equipment & Services — 5.3%
	Transocean Ltd. (a)	1,943,968	154,506,577
Energy Equipment & Services Total			154,506,577
Oil, Gas & Consumable Fuels — 3.9%
	EOG Resources, Inc.	140,497	10,282,975
	Petroleo Brasileiro SA, ADR	2,380,198	104,800,118
Oil, Gas & Consumable Fuels Total			115,083,093
ENERGY TOTAL			269,589,670
FINANCIALS – 19.1%
Capital Markets — 5.6%
	Goldman Sachs Group, Inc.	957,794	138,468,279
	Morgan Stanley	827,378	25,086,101
Capital Markets Total			163,554,380
Commercial Banks — 6.9%
	U.S. Bancorp	4,629,618	88,888,666
	Wells Fargo & Co.	4,362,767	111,250,558
Commercial Banks Total			200,139,224
Consumer Finance — 1.8%
	American Express Co.	2,115,000	52,557,750
Consumer Finance Total			52,557,750

1

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 4.8%
	JPMorgan Chase & Co.	3,801,586	140,278,523
Diversified Financial Services Total			140,278,523
FINANCIALS TOTAL			556,529,877
HEALTH CARE — 3.3%
Biotechnology — 2.3%
	Gilead Sciences, Inc. (a)	1,573,456	67,815,954
Biotechnology Total			67,815,954
Pharmaceuticals — 1.0%
	Abbott Laboratories	634,950	28,610,847
Pharmaceuticals Total			28,610,847
HEALTH CARE TOTAL			96,426,801
INDUSTRIALS — 12.6%
Aerospace & Defense — 6.5%
	General Dynamics Corp.	1,813,037	103,161,805
	Lockheed Martin Corp.	1,053,528	88,106,547
Aerospace & Defense Total			191,268,352
Road & Rail — 6.1%
	Norfolk Southern Corp.	1,270,589	47,265,911
	Union Pacific Corp.	2,645,303	130,334,079
Road & Rail Total			177,599,990
INDUSTRIALS TOTAL			368,868,342
INFORMATION TECHNOLOGY — 26.4%
Communications Equipment — 3.5%
	QUALCOMM, Inc.	2,349,303	102,406,118
Communications Equipment Total			102,406,118
Computers & Peripherals — 8.8%
	Apple, Inc. (a)	1,103,055	149,805,900
	International Business Machines Corp.	995,733	105,826,503
Computers & Peripherals Total			255,632,403
Internet Software & Services — 4.4%
	Google, Inc., Class A (a)	310,663	129,617,923
Internet Software & Services Total			129,617,923

2

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
IT Services — 9.7%
	MasterCard, Inc., Class A	609,566	107,484,773
	Visa, Inc., Class A	2,592,922	175,566,748
IT Services Total			283,051,521
INFORMATION TECHNOLOGY TOTAL			770,707,965
MATERIALS — 9.2%
Chemicals — 7.1%
	Dow Chemical Co.	2,870,271	50,746,391
	Monsanto Co.	1,032,882	84,851,256
	Potash Corp. of Saskatchewan, Inc.	620,504	71,879,184
Chemicals Total			207,476,831
Metals & Mining — 2.1%
	BHP Billiton PLC, ADR	1,274,361	61,296,764
Metals & Mining Total			61,296,764
MATERIALS TOTAL			268,773,595

	Total Common Stocks (cost of $2,617,281,040)		2,867,614,568

		Par ($)
Short-Term Obligation — 1.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/09, due 06/01/09 at 0.120%, collateralized by U.S. Government Agency obligations with various maturities to 04/13/12, market value $56,589,431 (repurchase proceeds $55,478,555)	55,478,000	55,478,000

	Total Short-Term Obligation (cost of $55,478,000)		55,478,000

	Total Investments – 100.0% (cost of $2,672,759,040)(b)(c)		2,923,092,568

	Other Assets & Liabilities, Net – 0.0%		536,450

	Net Assets – 100.0%		2,923,629,018

3

Notes to Investment Portfolio:

*                 Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$2,867,614,568	$—
Level 2 – Other Significant Observable Inputs	55,478,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$2,923,092,568	$—

(a) Non-income producing security.

(b) Cost for federal income tax purposes is $2,672,759,040.

(c) Unrealized appreciation and depreciation at May 31, 2009, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$446,224,569	$(195,891,041)	$250,333,528

Acronym	Name
ADR	American Depositary Receipt

4

INVESTMENT PORTFOLIO
May 31, 2009 (Unaudited)	Columbia Marsico Growth Fund

		Shares	Value ($)*
Common Stocks — 99.0%
CONSUMER DISCRETIONARY — 17.4%
Hotels, Restaurants & Leisure — 12.7%
	McDonald’s Corp.	4,423,346	260,933,180
	Wynn Resorts Ltd. (a)	2,546,456	94,371,659
	Yum! Brands, Inc.	3,501,212	121,246,972
Hotels, Restaurants & Leisure Total			476,551,811
Specialty Retail — 2.0%
	Lowe’s Companies, Inc.	3,847,580	73,142,496
Specialty Retail Total			73,142,496
Textiles, Apparel & Luxury Goods — 2.7%
	NIKE, Inc., Class B	1,741,257	99,338,712
Textiles, Apparel & Luxury Goods Total			99,338,712
CONSUMER DISCRETIONARY TOTAL			649,033,019
CONSUMER STAPLES — 5.8%
Food & Staples Retailing — 5.8%
	Costco Wholesale Corp.	1,674,161	81,230,292
	CVS Caremark Corp.	3,173,290	94,564,042
	Wal-Mart Stores, Inc.	813,360	40,456,526
Food & Staples Retailing Total			216,250,860
CONSUMER STAPLES TOTAL			216,250,860
ENERGY — 8.8%
Energy Equipment & Services — 4.9%
	Transocean Ltd. (a)	2,281,679	181,347,847
Energy Equipment & Services Total			181,347,847
Oil, Gas & Consumable Fuels — 3.9%
	EOG Resources, Inc.	94,888	6,944,853
	Petroleo Brasileiro SA, ADR	2,959,451	130,304,627
	XTO Energy, Inc.	236,882	10,131,443
Oil, Gas & Consumable Fuels Total			147,380,923
ENERGY TOTAL			328,728,770
FINANCIALS — 16.0%
Capital Markets — 5.6%
	Goldman Sachs Group, Inc.	1,234,632	178,490,749
	Morgan Stanley	1,064,091	32,263,239
Capital Markets Total			210,753,988
Commercial Banks — 5.8%
	U.S. Bancorp	3,957,494	75,983,885
	Wells Fargo & Co.	5,585,158	142,421,529
Commercial Banks Total			218,405,414

1

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Consumer Finance — 0.7%
	American Express Co.	1,076,094	26,740,936
Consumer Finance Total			26,740,936
Diversified Financial Services — 3.9%
	JPMorgan Chase & Co.	3,892,847	143,646,054
Diversified Financial Services Total			143,646,054
FINANCIALS TOTAL			599,546,392
HEALTH CARE — 2.6%
Biotechnology — 1.3%
	Genzyme Corp. (a)	160,916	9,516,572
	Gilead Sciences, Inc. (a)	881,454	37,990,668
Biotechnology Total			47,507,240
Pharmaceuticals — 1.3%
	Abbott Laboratories	1,100,290	49,579,067
Pharmaceuticals Total			49,579,067
HEALTH CARE TOTAL			97,086,307
INDUSTRIALS — 11.7%
Aerospace & Defense — 6.7%
	General Dynamics Corp.	2,318,635	131,930,331
	Lockheed Martin Corp.	1,418,114	118,596,874
Aerospace & Defense Total			250,527,205
Road & Rail — 5.0%
	Norfolk Southern Corp.	1,762,238	65,555,254
	Union Pacific Corp.	2,480,807	122,229,361
Road & Rail Total			187,784,615
INDUSTRIALS TOTAL			438,311,820
INFORMATION TECHNOLOGY — 24.2%
Communications Equipment — 3.3%
	QUALCOMM, Inc.	2,831,938	123,444,177
Communications Equipment Total			123,444,177
Computers & Peripherals — 8.0%
	Apple, Inc. (a)	1,455,006	197,604,365
	International Business Machines Corp.	963,695	102,421,505
Computers & Peripherals Total			300,025,870
Internet Software & Services — 3.7%
	Google, Inc., Class A (a)	329,973	137,674,635
Internet Software & Services Total			137,674,635
IT Services — 8.2%
	MasterCard, Inc., Class A	780,438	137,614,633

2

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
IT Services — (continued)
Visa, Inc., Class A	2,468,627	167,150,734
IT Services Total		304,765,367
Semiconductors & Semiconductor Equipment — 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,442,909	37,665,424
Semiconductors & Semiconductor Equipment Total		37,665,424
INFORMATION TECHNOLOGY TOTAL		903,575,473
MATERIALS — 12.5%
Chemicals — 9.9%
Dow Chemical Co.	3,699,523	65,407,567
Monsanto Co.	1,321,033	108,522,861
Potash Corp. of Saskatchewan, Inc.	764,957	88,612,619
Praxair, Inc.	1,474,861	107,959,825
Chemicals Total		370,502,872
Metals & Mining — 2.6%
BHP Billiton PLC, ADR	1,623,793	78,104,443
United States Steel Corp.	574,665	19,584,583
Metals & Mining Total		97,689,026
MATERIALS TOTAL		468,191,898
Total Common Stocks (cost of $3,360,608,106)		3,700,724,539

		Par ($)
Convertible Bond — 0.7%
MATERIALS — 0.7%
Metals & Mining — 0.7%
United States Steel Corp.
	4.000% 05/15/14	22,030,000	27,207,050
Metals & Mining Total			27,207,050
MATERIALS TOTAL			27,207,050
	Total Convertible Bond (cost of $22,030,000)		27,207,050

		Shares
Preferred Stock — 0.4%
FINANCIALS — 0.4%
Commercial Banks — 0.4%
	Wells Fargo & Co.	687,425	14,965,242
Commercial Banks Total			14,965,242
FINANCIALS TOTAL			14,965,242

	Total Preferred Stock (cost of $13,207,874)		14,965,242

	Total Investments — 100.1% (cost of $3,395,845,980)(b)(c)		3,742,896,831

	Other Assets & Liabilities, Net — (0.1)%		(4,658,146)

	Net Assets — 100.0%		3,738,238,685

3

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$3,715,689,781	$—
	Level 2 — Other Significant Observable Inputs	27,207,050	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$3,742,896,831	$—

4

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $3,395,845,980.

(c)	Unrealized appreciation and depreciation at May 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$589,339,386	$(242,288,535)	$347,050,851

Acronym	Name
ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO
May 31, 2009 (Unaudited)	Columbia Marsico International Opportunities Fund

	Shares	Value ($)*
Common Stocks — 94.4%
CONSUMER DISCRETIONARY — 7.6%
Automobiles — 3.3%
Bayerische Motoren Werke AG	341,059	12,292,039
Daimler AG, Registered Shares	384,242	14,092,297
Honda Motor Co., Ltd.	433,500	12,583,700
Hyundai Motor Co.	115,873	6,450,678
Automobiles Total		45,418,714
Hotels, Restaurants & Leisure — 1.0%
Accor SA	305,255	13,583,735
Hotels, Restaurants & Leisure Total		13,583,735
Household Durables — 0.9%
Gafisa SA	1,351,732	12,228,517
Household Durables Total		12,228,517
Specialty Retail — 1.8%
Esprit Holdings Ltd.	2,766,000	17,595,345
Hennes & Mauritz AB, Class B	134,037	6,401,963
Specialty Retail Total		23,997,308
Textiles, Apparel & Luxury Goods — 0.6%
Compagnie Financiere Richemont SA	359,626	7,872,475
Textiles, Apparel & Luxury Goods Total		7,872,475
CONSUMER DISCRETIONARY TOTAL		103,100,749
CONSUMER STAPLES — 7.1%
Beverages — 2.5%
Anheuser-Busch InBev NV	966,033	34,144,404
Beverages Total		34,144,404
Food & Staples Retailing — 1.1%
Tesco PLC	2,441,752	14,467,919
Food & Staples Retailing Total		14,467,919
Food Products — 2.5%
Nestle SA, Registered Shares	921,487	33,485,451
Food Products Total		33,485,451
Household Products — 1.0%
Reckitt Benckiser Group PLC	318,815	13,829,961
Household Products Total		13,829,961
CONSUMER STAPLES TOTAL		95,927,735
ENERGY — 12.6%
Energy Equipment & Services — 3.3%
Transocean Ltd. (a)	554,572	44,077,383
Energy Equipment & Services Total		44,077,383
Oil, Gas & Consumable Fuels — 9.3%
BG Group PLC	701,810	12,861,507

1

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	BP PLC	4,932,789	40,715,312
	CNOOC Ltd.	12,822,300	16,884,547
	Petro-Canada	162,395	7,065,503
	Petroleo Brasileiro SA, ADR	912,163	40,162,537
	Suncor Energy, Inc.	237,576	8,323,592
Oil, Gas & Consumable Fuels Total			126,012,998
ENERGY TOTAL			170,090,381
FINANCIALS — 22.0%
Capital Markets — 7.3%
	Credit Suisse Group AG, Registered Shares	1,181,542	52,875,448
	Daiwa Securities Group, Inc.	4,178,000	26,354,546
	Julius Baer Holding AG	463,886	19,765,408
Capital Markets Total			98,995,402
Commercial Banks — 10.2%
	Banco Bilbao Vizcaya Argentaria SA	1,686,823	20,805,431
	BNP Paribas	311,632	21,665,766
	DBS Group Holdings Ltd.	1,021,000	8,361,124
	ICICI Bank Ltd., ADR	655,675	20,417,719
	Industrial & Commercial Bank of China, Class H	38,396,500	24,165,399
	Itau Unibanco Holding SA, ADR	1,685,799	27,057,074
	Mizuho Financial Group, Inc.	6,184,100	14,875,545
Commercial Banks Total			137,348,058
Real Estate Management & Development — 4.5%
	CapitaLand Ltd.	9,224,000	24,325,630
	Cheung Kong Holdings Ltd.	1,569,000	19,455,353
	Hang Lung Properties Ltd.	1,892,000	6,326,461
	Sumitomo Realty & Development Co., Ltd.	732,000	11,201,903
Real Estate Management & Development Total			61,309,347
FINANCIALS TOTAL			297,652,807
HEALTH CARE — 8.1%
Biotechnology — 3.2%
	Actelion Ltd., Registered Shares (a)	212,869	11,012,342
	CSL Ltd.	1,377,109	32,248,073
Biotechnology Total			43,260,415
Life Sciences Tools & Services — 2.4%
	Lonza Group AG, Registered Shares	320,204	33,107,463
Life Sciences Tools & Services Total			33,107,463

2

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 2.5%
	Teva Pharmaceutical Industries Ltd., ADR	720,818	33,417,122
Pharmaceuticals Total			33,417,122
HEALTH CARE TOTAL			109,785,000
INDUSTRIALS — 13.5%
Airlines — 0.5%
	Singapore Airlines Ltd.	834,000	7,228,382
Airlines Total			7,228,382
Building Products — 1.0%
	Daikin Industries Ltd.	431,324	13,333,402
Building Products Total			13,333,402
Construction & Engineering — 0.5%
	Hochtief AG	139,957	6,789,052
Construction & Engineering Total			6,789,052
Electrical Equipment — 9.5%
	ABB Ltd., Registered Shares (a)	857,860	14,138,655
	Alstom	289,463	18,387,359
	Gamesa Corp., Tecnologica SA	1,536,717	34,599,159
	Vestas Wind Systems A/S (a)	835,176	61,115,142
Electrical Equipment Total			128,240,315
Trading Companies & Distributors — 2.0%
	Marubeni Corp.	6,047,000	27,475,086
Trading Companies & Distributors Total			27,475,086
INDUSTRIALS TOTAL			183,066,237
INFORMATION TECHNOLOGY — 6.5%
Electronic Equipment, Instruments & Components — 2.9%
	HON HAI Precision Industry Co., Ltd.	10,271,600	39,107,624
Electronic Equipment, Instruments & Components Total			39,107,624
Semiconductors & Semiconductor Equipment — 3.6%
	ASML Holding NV	682,308	14,076,417
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,188,819	34,885,680
Semiconductors & Semiconductor Equipment Total			48,962,097
INFORMATION TECHNOLOGY TOTAL			88,069,721
MATERIALS — 9.3%
Chemicals — 2.7%
	Potash Corp. of Saskatchewan, Inc.	312,181	36,163,047
Chemicals Total			36,163,047

3

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Construction Materials — 3.6%
Cemex SA de CV, ADR, COP (a)	4,293,965	41,909,098
CRH PLC	296,905	6,926,301
Construction Materials Total		48,835,399
Metals & Mining — 3.0%
Rio Tinto PLC	475,719	21,552,216
Vale SA, ADR	1,032,400	20,018,236
Metals & Mining Total		41,570,452
MATERIALS TOTAL		126,568,898
TELECOMMUNICATION SERVICES — 7.7%
Diversified Telecommunication Services — 2.9%
Telefonica SA	1,796,708	38,811,653
Diversified Telecommunication Services Total		38,811,653
Wireless Telecommunication Services — 4.8%
Rogers Communications, Inc., Class B	946,859	28,117,397
Vodafone Group PLC	19,895,718	37,441,659
Wireless Telecommunication Services Total		65,559,056
TELECOMMUNICATION SERVICES TOTAL		104,370,709

Total Common Stocks (cost of $1,149,230,776)		1,278,632,237

		Par ($)
Short-Term Obligation — 4.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/09, due 06/01/09 at 0.120%, collateralized by U.S. Government Agency obligations with various maturities to 05/04/12, market value $66,077,063 (repurchase proceeds $64,778,648)	64,778,000	64,778,000

	Total Short-Term Obligation (cost of $64,778,000)		64,778,000

	Total Investments — 99.2% (cost of $1,214,008,776)(b)(c)		1,343,410,237

	Other Assets & Liabilities, Net — 0.8%		10,296,560

	Net Assets — 100.0%		1,353,706,797

4

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$353,842,905	$—
	Level 2 — Other Significant Observable Inputs	989,567,332	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$1,343,410,237	$—

	The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

	The following table reconciles asset balances for the three month period ending May 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of February 28, 2009	$746,858	$—
	Accretion of discounts/Amortization of premiums	—	—
	Realized gain (loss)	—	—
	Change in unrealized appreciation (depreciation)	—	—
	Net purchases/sales	—	—
	Transfers out of Level 3	(746,858)	—
	Balance as of May 31, 2009	$—	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

5

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $1,214,008,776.

(c)	Unrealized appreciation and depreciation at May 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$235,921,203	$(106,519,742)	$129,401,461

Acronym	Name
ADR	American Depositary Receipt
COP	Certificates of Participation

6

INVESTMENT PORTFOLIO

May 31, 2009 (Unaudited)	Columbia Mid Cap Index Fund

		Shares	Value ($)*
Common Stocks — 97.2%
CONSUMER DISCRETIONARY — 14.6%
Auto Components — 0.7%
	BorgWarner, Inc.	225,400	7,269,150
	Gentex Corp.	268,450	3,165,025
Auto Components Total			10,434,175
Automobiles — 0.1%
	Thor Industries, Inc.	69,225	1,392,115
Automobiles Total			1,392,115
Distributors — 0.3%
	LKQ Corp. (a)	273,000	4,174,170
Distributors Total			4,174,170
Diversified Consumer Services — 2.2%
	Brink’s Home Security Holdings, Inc. (a)	79,475	2,288,880
	Career Education Corp. (a)	143,550	2,882,484
	Corinthian Colleges, Inc. (a)	168,200	2,586,916
	DeVry, Inc.	120,125	5,233,846
	ITT Educational Services, Inc. (a)	61,325	5,629,022
	Matthews International Corp., Class A	60,200	1,718,710
	Regis Corp.	84,275	1,477,341
	Service Corp. International	498,600	2,667,510
	Sotheby’s	130,825	1,386,745
	Strayer Education, Inc.	27,500	5,067,425
Diversified Consumer Services Total			30,938,879
Hotels, Restaurants & Leisure — 1.7%
	Bob Evans Farms, Inc.	59,925	1,546,065
	Boyd Gaming Corp. (a)	110,000	1,104,400
	Brinker International, Inc.	198,762	3,557,840
	Cheesecake Factory, Inc. (a)	116,600	1,995,026
	Chipotle Mexican Grill, Inc., Class A (a)	64,100	5,076,079
	International Speedway Corp., Class A	54,125	1,341,758
	Life Time Fitness, Inc. (a)	68,000	1,256,640
	Panera Bread Co., Class A (a)	60,300	3,210,372
	Scientific Games Corp., Class A (a)	126,800	2,260,844
	Wendy’s/Arby’s Group, Inc., Class A	815,600	3,425,520
Hotels, Restaurants & Leisure Total			24,774,544
Household Durables — 1.5%
	American Greetings Corp., Class A	76,950	527,108
	Blyth Industries, Inc.	11,825	392,708
	M.D.C. Holdings, Inc.	71,900	2,208,049
	Mohawk Industries, Inc. (a)	109,450	4,188,652

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Household Durables — (continued)
	NVR, Inc. (a)	11,117	5,501,803
	Ryland Group, Inc.	82,550	1,409,954
	Toll Brothers, Inc. (a)	253,150	4,703,527
	Tupperware Brands Corp.	122,075	2,968,864
Household Durables Total			21,900,665
Internet & Catalog Retail — 0.8%
	NetFlix, Inc. (a)	81,300	3,204,846
	Priceline.com, Inc. (a)	79,900	8,797,789
Internet & Catalog Retail Total			12,002,635
Leisure Equipment & Products — 0.1%
	Callaway Golf Co.	125,750	895,340
Leisure Equipment & Products Total			895,340
Media — 1.0%
	DreamWorks Animation SKG, Inc., Class A (a)	149,900	4,176,214
	Harte-Hanks, Inc.	74,325	626,560
	John Wiley & Sons, Inc., Class A	82,900	2,620,469
	Lamar Advertising Co., Class A (a)	148,200	2,752,074
	Marvel Entertainment, Inc. (a)	95,300	3,162,054
	Scholastic Corp.	50,600	991,760
Media Total			14,329,131
Multiline Retail — 0.7%
	99 Cents Only Stores (a)	91,451	856,896
	Dollar Tree, Inc. (a)	176,750	7,913,097
	Saks, Inc. (a)	277,175	1,058,809
Multiline Retail Total			9,828,802
Specialty Retail — 4.7%
	Advance Auto Parts, Inc.	185,300	7,891,927
	Aeropostale, Inc. (a)	130,325	4,511,851
	American Eagle Outfitters, Inc.	402,199	5,956,567
	AnnTaylor Stores Corp. (a)	111,725	817,827
	Barnes & Noble, Inc.	72,250	1,785,298
	CarMax, Inc. (a)	429,950	4,819,739
	Chico’s FAS, Inc. (a)	345,900	3,375,984
	Coldwater Creek, Inc. (a)	92,500	351,500
	Collective Brands, Inc. (a)	124,400	1,836,144
	Dick’s Sporting Goods, Inc. (a)	166,000	2,954,800
	Foot Locker, Inc.	302,225	3,357,720
	Guess ?, Inc.	117,600	3,036,432

2

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Specialty Retail — (continued)
	J Crew Group, Inc. (a)	101,200	2,617,032
	PETsMART, Inc.	248,000	5,049,280
	Rent-A-Center, Inc. (a)	128,725	2,513,999
	Ross Stores, Inc.	252,450	9,885,942
	Urban Outfitters, Inc. (a)	222,450	4,542,429
	Williams-Sonoma, Inc.	169,025	2,187,184
Specialty Retail Total			67,491,655
Textiles, Apparel & Luxury Goods — 0.8%
	Hanesbrands, Inc. (a)	182,600	3,085,940
	Phillips-Van Heusen Corp.	100,400	2,958,788
	Timberland Co., Class A (a)	89,750	1,290,605
	Under Armour, Inc., Class A (a)	71,200	1,747,248
	Warnaco Group, Inc. (a)	91,000	2,875,600
Textiles, Apparel & Luxury Goods Total			11,958,181
CONSUMER DISCRETIONARY TOTAL			210,120,292
CONSUMER STAPLES — 3.8%
Beverages — 0.6%
	Hansen Natural Corp. (a)	141,100	5,175,548
	PepsiAmericas, Inc.	111,800	2,940,340
Beverages Total			8,115,888
Food & Staples Retailing — 0.4%
	BJ’s Wholesale Club, Inc. (a)	106,750	3,761,870
	Ruddick Corp.	76,650	1,928,514
Food & Staples Retailing Total			5,690,384
Food Products — 1.3%
	Corn Products International, Inc.	145,800	3,850,578
	Flowers Foods, Inc.	154,300	3,266,531
	Lancaster Colony Corp.	38,725	1,784,061
	Ralcorp Holdings, Inc. (a)	110,300	6,316,881
	Smithfield Foods, Inc. (a)	231,825	2,881,584
	Tootsie Roll Industries, Inc.	51,916	1,168,110
Food Products Total			19,267,745
Household Products — 1.0%
	Church & Dwight Co., Inc.	136,800	6,876,936
	Energizer Holdings, Inc. (a)	132,275	6,912,692
Household Products Total			13,789,628
Personal Products — 0.4%
	Alberto-Culver Co.	166,400	3,867,136
	NBTY, Inc. (a)	107,000	2,641,830
Personal Products Total			6,508,966

3

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 0.1%
	Universal Corp.	48,725	1,804,287
Tobacco Total			1,804,287
CONSUMER STAPLES TOTAL			55,176,898
ENERGY — 7.4%
Energy Equipment & Services — 3.6%
	Exterran Holdings, Inc. (a)	120,299	2,395,153
	FMC Technologies, Inc. (a)	245,250	10,207,305
	Helix Energy Solutions Group, Inc. (a)	191,900	2,158,875
	Helmerich & Payne, Inc.	205,500	7,186,335
	Oceaneering International, Inc. (a)	106,600	5,481,372
	Patterson-UTI Energy, Inc.	298,625	4,282,283
	Pride International, Inc. (a)	338,625	8,201,497
	Superior Energy Services, Inc. (a)	152,300	3,512,038
	Tidewater, Inc.	100,575	4,794,410
	Unit Corp. (a)	92,200	3,089,622
Energy Equipment & Services Total			51,308,890
Oil, Gas & Consumable Fuels — 3.8%
	Arch Coal, Inc.	278,750	5,165,237
	Bill Barrett Corp. (a)	72,200	2,456,966
	Cimarex Energy Co.	162,600	5,304,012
	Comstock Resources, Inc. (a)	90,600	3,608,598
	Encore Acquisition Co. (a)	101,100	3,588,039
	Forest Oil Corp. (a)	213,650	4,061,487
	Frontier Oil Corp.	202,700	3,541,169
	Mariner Energy, Inc. (a)	175,700	2,540,622
	Newfield Exploration Co. (a)	259,100	9,358,692
	Overseas Shipholding Group, Inc.	46,625	1,576,858
	Patriot Coal Corp. (a)	125,000	1,132,500
	Plains Exploration & Production Co. (a)	233,325	6,598,431
	Quicksilver Resources, Inc. (a)	220,600	2,481,750
	Southern Union Co.	242,000	4,205,960
Oil, Gas & Consumable Fuels Total			55,620,321
ENERGY TOTAL			106,929,211
FINANCIALS — 17.3%
Capital Markets — 2.0%
	Affiliated Managers Group, Inc. (a)	80,100	4,494,411
	Apollo Investment Corp.	277,400	1,528,474
	Eaton Vance Corp.	228,100	6,181,510
	Jefferies Group, Inc. (a)	239,450	5,179,303

4

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Capital Markets — (continued)
	Raymond James Financial, Inc.	191,380	3,042,942
	SEI Investments Co.	261,100	4,028,773
	Waddell & Reed Financial, Inc., Class A	165,650	4,041,860
Capital Markets Total			28,497,273
Commercial Banks — 3.4%
	Associated Banc Corp.	249,462	3,609,715
	Bancorpsouth, Inc.	141,100	3,138,064
	Bank of Hawaii Corp.	93,175	3,487,540
	Cathay General Bancorp	96,600	1,000,776
	City National Corp.	83,550	3,055,424
	Colonial BancGroup, Inc.	394,900	513,370
	Commerce Bancshares, Inc.	128,870	4,055,539
	Cullen/Frost Bankers, Inc.	115,950	5,675,752
	FirstMerit Corp.	158,574	2,760,776
	Fulton Financial Corp.	342,200	1,988,182
	International Bancshares Corp.	99,000	1,110,780
	PacWest Bancorp	47,900	676,827
	SVB Financial Group (a)	64,200	1,730,190
	Synovus Financial Corp.	547,800	1,791,306
	TCF Financial Corp.	219,225	3,148,071
	Trustmark Corp.	95,100	1,863,009
	Valley National Bancorp	276,595	3,357,863
	Webster Financial Corp.	103,175	769,686
	Westamerica Bancorporation	56,350	2,922,311
	Wilmington Trust Corp.	134,825	1,942,828
Commercial Banks Total			48,598,009
Consumer Finance — 0.2%
	AmeriCredit Corp. (a)	256,850	3,264,563
Consumer Finance Total			3,264,563
Insurance — 4.4%
	American Financial Group, Inc.	146,650	3,141,243
	Arthur J. Gallagher & Co.	188,100	3,940,695
	Brown & Brown, Inc.	226,450	4,365,956
	Everest Re Group Ltd.	119,825	8,295,485
	Fidelity National Financial, Inc., Class A	450,400	6,278,576
	First American Corp.	181,425	4,140,118
	Hanover Insurance Group, Inc.	99,775	3,423,280
	HCC Insurance Holdings, Inc.	221,575	5,470,687
	Horace Mann Educators Corp.	76,450	690,344

5

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — (continued)
	Mercury General Corp.	69,500	2,303,230
	Old Republic International Corp.	458,533	4,690,793
	Protective Life Corp.	162,900	2,013,444
	Reinsurance Group of America, Inc.	141,700	5,211,726
	Stancorp Financial Group, Inc.	95,550	2,963,961
	Unitrin, Inc.	96,075	1,395,009
	W.R. Berkley Corp.	271,070	5,879,508
Insurance Total			64,204,055
Real Estate Investment Trusts (REITs) — 5.9%
	Alexandria Real Estate Equities, Inc.	76,800	2,757,120
	AMB Property Corp.	272,425	4,862,786
	BRE Properties, Inc.	99,800	2,493,004
	Camden Property Trust	121,600	3,650,432
	Corporate Office Properties Trust SBI MD	111,900	3,321,192
	Cousins Properties, Inc.	85,200	766,800
	Duke Realty Corp.	417,300	3,968,523
	Equity One, Inc.	70,500	1,018,020
	Essex Property Trust, Inc.	52,300	3,561,107
	Federal Realty Investment Trust	115,200	6,065,280
	Highwoods Properties, Inc.	135,900	3,074,058
	Hospitality Properties Trust	183,375	2,561,749
	Liberty Property Trust	197,725	4,603,038
	Macerich Co.	150,300	2,537,064
	Mack-Cali Realty Corp.	149,075	3,683,643
	Nationwide Health Properties, Inc.	199,700	5,306,029
	Omega Healthcare Investors, Inc.	160,800	2,567,976
	Potlatch Corp.	77,531	2,029,762
	Rayonier, Inc.	154,085	6,163,400
	Realty Income Corp.	203,500	4,369,145
	Regency Centers Corp.	153,500	5,469,205
	SL Green Realty Corp.	144,900	3,318,210
	UDR, Inc.	290,340	3,193,740
	Weingarten Realty Investors	199,800	3,172,824
Real Estate Investment Trusts (REITs) Total			84,514,107
Real Estate Management & Development — 0.2%
	Jones Lang LaSalle, Inc.	67,500	2,365,875
Real Estate Management & Development Total			2,365,875

6

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Thrifts & Mortgage Finance — 1.2%
	Astoria Financial Corp.	159,100	1,226,661
	First Niagara Financial Group, Inc.	284,063	3,604,760
	New York Community Bancorp, Inc.	672,903	7,442,307
	NewAlliance Bancshares, Inc.	208,500	2,697,990
	Washington Federal, Inc.	171,727	2,253,058
Thrifts & Mortgage Finance Total			17,224,776
FINANCIALS TOTAL			248,668,658
HEALTH CARE — 11.4%
Biotechnology — 1.2%
	OSI Pharmaceuticals, Inc. (a)	113,000	3,819,400
	United Therapeutics Corp. (a)	45,400	3,638,810
	Vertex Pharmaceuticals, Inc. (a)	337,375	10,057,149
Biotechnology Total			17,515,359
Health Care Equipment & Supplies — 3.7%
	Beckman Coulter, Inc.	123,300	6,682,860
	Edwards Lifesciences Corp. (a)	109,050	6,961,752
	Gen-Probe, Inc. (a)	102,100	4,352,523
	Hill-Rom Holdings, Inc.	122,100	1,973,136
	Hologic, Inc. (a)	500,100	6,336,267
	IDEXX Laboratories, Inc. (a)	115,400	4,829,490
	Immucor, Inc. (a)	137,200	2,064,860
	Kinetic Concepts, Inc. (a)	107,300	2,782,289
	Masimo Corp. (a)	94,100	2,252,754
	ResMed, Inc. (a)	148,000	5,486,360
	STERIS Corp.	114,025	2,694,411
	Teleflex, Inc.	77,150	3,460,177
	Thoratec Corp. (a)	110,100	2,761,308
Health Care Equipment & Supplies Total			52,638,187
Health Care Providers & Services — 3.2%
	Community Health Systems, Inc. (a)	178,550	4,711,934
	Health Management Associates, Inc., Class A (a)	481,100	2,795,191
	Health Net, Inc. (a)	202,325	3,030,829
	Henry Schein, Inc. (a)	174,350	7,939,899
	Kindred Healthcare, Inc. (a)	58,400	766,792
	LifePoint Hospitals, Inc. (a)	101,600	2,768,600
	Lincare Holdings, Inc. (a)	134,200	2,922,876
	Omnicare, Inc.	203,425	5,498,578
	Owens & Minor, Inc.	80,700	2,829,342
	Psychiatric Solutions, Inc. (a)	109,100	2,012,895

7

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — (continued)
	Universal Health Services, Inc., Class B	96,500	5,300,745
	VCA Antech, Inc. (a)	165,300	4,011,831
	WellCare Health Plans, Inc. (a)	82,400	1,565,600
Health Care Providers & Services Total			46,155,112
Health Care Technology — 0.5%
	Cerner Corp. (a)	131,600	7,670,964
Health Care Technology Total			7,670,964
Life Sciences Tools & Services — 1.7%
	Affymetrix, Inc. (a)	137,900	663,299
	Bio-Rad Laboratories, Inc., Class A (a)	37,300	2,776,612
	Charles River Laboratories International, Inc. (a)	130,250	4,093,757
	Covance, Inc. (a)	123,550	5,191,571
	Pharmaceutical Product Development, Inc.	229,900	4,604,897
	Techne Corp.	73,100	4,405,737
	Varian, Inc. (a)	56,550	1,969,071
Life Sciences Tools & Services Total			23,704,944
Pharmaceuticals — 1.1%
	Endo Pharmaceuticals Holdings, Inc. (a)	227,700	3,627,261
	Medicis Pharmaceutical Corp., Class A	110,700	1,740,204
	Perrigo Co.	151,425	4,067,276
	Sepracor, Inc. (a)	212,925	3,332,276
	Valeant Pharmaceuticals International (a)	160,275	3,684,722
Pharmaceuticals Total			16,451,739
HEALTH CARE TOTAL			164,136,305
INDUSTRIALS— 14.6%
Aerospace & Defense — 0.6%
	Alliant Techsystems, Inc. (a)	63,875	5,511,774
	BE Aerospace, Inc. (a)	197,100	2,932,848
Aerospace & Defense Total			8,444,622
Airlines — 0.3%
	AirTran Holdings, Inc. (a)	233,150	1,182,070
	Alaska Air Group, Inc. (a)	70,850	1,103,135
	JetBlue Airways Corp. (a)	358,580	1,624,367
Airlines Total			3,909,572

8

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Building Products — 0.2%
	Lennox International, Inc.	91,400	2,834,314
Building Products Total			2,834,314
Commercial Services & Supplies — 1.6%
	Brink’s Co.	78,975	2,099,945
	Clean Harbors, Inc. (a)	39,400	2,148,088
	Copart, Inc. (a)	123,475	3,789,448
	Corrections Corp. of America (a)	234,000	3,591,900
	Deluxe Corp.	99,800	1,411,172
	Herman Miller, Inc.	104,725	1,490,237
	HNI Corp.	86,425	1,499,474
	Mine Safety Appliances Co.	57,900	1,356,018
	Rollins, Inc.	80,377	1,343,099
	Waste Connections, Inc. (a)	155,800	3,957,320
Commercial Services & Supplies Total			22,686,701
Construction & Engineering — 2.5%
	Aecom Technology Corp. (a)	177,600	5,667,216
	Dycom Industries, Inc. (a)	76,950	899,546
	Granite Construction, Inc.	64,175	2,345,596
	KBR, Inc.	315,700	5,815,194
	Quanta Services, Inc. (a)	380,375	8,676,354
	Shaw Group, Inc. (a)	163,000	4,433,600
	URS Corp. (a)	165,700	7,966,856
Construction & Engineering Total			35,804,362
Electrical Equipment — 1.6%
	AMETEK, Inc.	208,225	6,548,677
	Hubbell, Inc., Class B	110,025	3,653,930
	Roper Industries, Inc.	175,100	7,525,798
	Thomas & Betts Corp. (a)	104,000	3,190,720
	Woodward Governor Co.	107,200	2,200,816
Electrical Equipment Total			23,119,941
Industrial Conglomerates — 0.2%
	Carlisle Companies, Inc.	119,000	2,721,530
Industrial Conglomerates Total			2,721,530
Machinery — 4.6%
	AGCO Corp. (a)	179,175	5,170,990
	Bucyrus International, Inc.	146,000	4,187,280
	Crane Co.	92,300	2,176,434
	Donaldson Co., Inc.	150,400	5,066,976
	Federal Signal Corp.	92,425	793,007
	Graco, Inc.	116,187	2,589,808

9

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — (continued)
	Harsco Corp.	156,700	4,553,702
	IDEX Corp.	156,700	3,658,945
	Joy Global, Inc.	199,400	6,873,318
	Kennametal, Inc.	142,600	2,692,288
	Lincoln Electric Holdings, Inc.	83,000	3,386,400
	Nordson Corp.	65,525	2,516,160
	Oshkosh Corp.	145,200	1,723,524
	Pentair, Inc.	191,675	4,797,625
	SPX Corp.	96,825	4,445,236
	Terex Corp. (a)	206,800	2,775,256
	Timken Co.	165,800	2,803,678
	Trinity Industries, Inc.	154,900	2,360,676
	Wabtec Corp.	93,600	3,339,648
Machinery Total			65,910,951
Marine — 0.1%
	Alexander & Baldwin, Inc.	80,000	1,980,000
Marine Total			1,980,000
Professional Services — 1.4%
	Corporate Executive Board Co.	66,400	1,154,696
	FTI Consulting, Inc. (a)	99,700	5,006,934
	Kelly Services, Inc., Class A	53,600	571,376
	Korn/Ferry International (a)	87,325	968,434
	Manpower, Inc.	152,875	6,498,716
	MPS Group, Inc. (a)	177,225	1,345,138
	Navigant Consulting, Inc. (a)	92,300	1,099,293
	Watson Wyatt Worldwide, Inc., Class A	83,000	3,149,020
Professional Services Total			19,793,607
Road & Rail — 1.1%
	Con-way, Inc.	90,050	2,890,605
	J.B. Hunt Transport Services, Inc.	159,850	4,912,190
	Kansas City Southern (a)	178,600	2,945,114
	Landstar System, Inc.	100,800	3,830,400
	Werner Enterprises, Inc.	83,743	1,506,537
	YRC Worldwide, Inc. (a)	115,800	298,764
Road & Rail Total			16,383,610
Trading Companies & Distributors — 0.4%
	GATX Corp.	94,975	2,391,470
	MSC Industrial Direct Co., Class A	87,500	3,183,250

10

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Trading Companies & Distributors — (continued)
United Rentals, Inc. (a)	116,850	555,038
Trading Companies & Distributors Total		6,129,758
INDUSTRIALS TOTAL		209,718,968
INFORMATION TECHNOLOGY — 14.2%
Communications Equipment — 1.5%
3Com Corp. (a)	754,500	3,259,440
ADC Telecommunications, Inc. (a)	188,500	1,327,040
ADTRAN, Inc.	106,575	2,214,628
Avocent Corp. (a)	89,350	1,250,900
CommScope, Inc. (a)	159,353	4,181,423
F5 Networks, Inc. (a)	154,900	4,919,624
Plantronics, Inc.	94,925	1,693,462
Polycom, Inc. (a)	163,100	2,823,261
Communications Equipment Total		21,669,778
Computers & Peripherals — 1.5%
Diebold, Inc.	129,125	3,191,970
Imation Corp.	58,875	568,732
NCR Corp. (a)	308,600	3,314,364
Palm, Inc. (a)	261,800	3,193,960
Western Digital Corp. (a)	434,300	10,792,355
Computers & Peripherals Total		21,061,381
Electronic Equipment, Instruments & Components — 2.7%
Arrow Electronics, Inc. (a)	232,775	5,630,827
Avnet, Inc. (a)	292,750	6,736,178
Ingram Micro, Inc., Class A (a)	315,100	5,205,452
Itron, Inc. (a)	77,000	4,492,180
Mettler-Toledo International, Inc. (a)	65,500	4,662,945
National Instruments Corp.	108,962	2,311,084
Tech Data Corp. (a)	97,550	3,123,551
Trimble Navigation Ltd. (a)	232,300	4,455,514
Vishay Intertechnology, Inc. (a)	363,975	2,012,782
Electronic Equipment, Instruments & Components Total		38,630,513
Internet Software & Services — 0.3%
Digital River, Inc. (a)	72,200	2,752,986
ValueClick, Inc. (a)	169,200	1,869,660
Internet Software & Services Total		4,622,646
IT Services — 3.3%
Acxiom Corp.	132,875	1,420,434
Alliance Data Systems Corp. (a)	116,325	4,711,162

11

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
IT Services — (continued)
	Broadridge Financial Solutions, Inc.	273,900	4,535,784
	DST Systems, Inc. (a)	79,500	3,044,850
	Gartner, Inc. (a)	115,425	1,771,774
	Global Payments, Inc.	156,700	5,634,932
	Hewitt Associates, Inc., Class A (a)	163,000	4,727,000
	Lender Processing Services, Inc.	163,600	4,752,580
	Mantech International Corp., Class A (a)	40,900	1,568,515
	Metavante Technologies, Inc. (a)	175,329	4,497,189
	NeuStar, Inc., Class A (a)	144,800	2,903,240
	SAIC, Inc. (a)	395,500	6,909,385
	SRA International, Inc., Class A (a)	82,200	1,458,228
IT Services Total			47,935,073
Office Electronics — 0.2%
	Zebra Technologies Corp., Class A (a)	118,175	2,579,760
Office Electronics Total			2,579,760
Semiconductors & Semiconductor Equipment — 2.1%
	Atmel Corp. (a)	875,850	3,372,023
	Cree Research, Inc. (a)	172,675	5,254,500
	Fairchild Semiconductor International, Inc. (a)	241,550	1,705,343
	Integrated Device Technology, Inc. (a)	321,292	1,808,874
	International Rectifier Corp. (a)	140,975	2,039,908
	Intersil Corp., Class A	237,400	2,908,150
	Lam Research Corp. (a)	244,875	6,413,276
	RF Micro Devices, Inc. (a)	513,800	1,464,330
	Semtech Corp. (a)	117,900	1,897,011
	Silicon Laboratories, Inc. (a)	87,275	2,934,186
Semiconductors & Semiconductor Equipment Total			29,797,601
Software — 2.6%
	ACI Worldwide, Inc. (a)	68,100	1,015,371
	Advent Software, Inc. (a)	30,425	933,743
	ANSYS, Inc. (a)	174,500	5,210,570
	Cadence Design Systems, Inc. (a)	516,175	2,916,389
	FactSet Research Systems, Inc.	81,800	4,327,220
	Fair Isaac Corp.	95,300	1,675,374
	Jack Henry & Associates, Inc.	163,825	3,009,465
	Macrovision Solutions Corp. (a)	159,500	3,599,915
	Mentor Graphics Corp. (a)	180,175	1,012,584

12

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
	Parametric Technology Corp. (a)	225,500	2,611,290
	Sybase, Inc. (a)	160,775	5,230,011
	Synopsys, Inc. (a)	279,825	5,450,991
	Wind River Systems, Inc. (a)	132,425	1,044,833
Software Total			38,037,756
INFORMATION TECHNOLOGY TOTAL			204,334,508
MATERIALS — 7.2%
Chemicals — 3.8%
	Airgas, Inc.	158,675	6,705,605
	Albemarle Corp.	178,250	5,030,215
	Ashland, Inc.	129,400	3,467,920
	Cabot Corp.	127,525	2,036,574
	Cytec Industries, Inc.	91,975	1,975,623
	FMC Corp.	141,500	7,690,525
	Lubrizol Corp.	132,300	5,909,841
	Minerals Technologies, Inc.	36,500	1,427,880
	Olin Corp.	151,325	2,021,702
	RPM International, Inc.	250,500	3,837,660
	Scotts Miracle-Gro Co., Class A	85,650	2,937,795
	Sensient Technologies Corp.	94,900	2,175,108
	Terra Industries, Inc.	194,500	5,405,155
	Valspar Corp.	195,150	4,459,178
Chemicals Total			55,080,781
Construction Materials — 0.5%
	Martin Marietta Materials, Inc.	86,875	7,077,706
Construction Materials Total			7,077,706
Containers & Packaging — 1.2%
	AptarGroup, Inc.	132,300	4,102,623
	Greif, Inc., Class A	66,600	3,218,112
	Packaging Corp. of America	199,775	3,220,373
	Sonoco Products Co.	194,600	4,740,456
	Temple-Inland, Inc.	207,800	2,655,684
Containers & Packaging Total			17,937,248
Metals & Mining — 1.6%
	Carpenter Technology Corp.	86,000	1,933,280
	Cliffs Natural Resources, Inc.	250,700	6,831,575
	Commercial Metals Co.	219,100	3,718,127
	Reliance Steel & Aluminum Co.	124,400	4,725,956
	Steel Dynamics, Inc.	316,000	4,721,040

13

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — (continued)
	Worthington Industries, Inc.	116,900	1,635,431
Metals & Mining Total			23,565,409
Paper & Forest Products — 0.1%
	Louisiana-Pacific Corp.	178,100	772,954
Paper & Forest Products Total			772,954
MATERIALS TOTAL			104,434,098
TELECOMMUNICATION SERVICES— 0.6%
Diversified Telecommunication Services — 0.1%
	Cincinnati Bell, Inc. (a)	419,075	1,169,219
Diversified Telecommunication Services Total			1,169,219
Wireless Telecommunication Services — 0.5%
	Syniverse Holdings, Inc. (a)	101,500	1,517,425
	Telephone & Data Systems, Inc.	197,041	5,972,313
Wireless Telecommunication Services Total			7,489,738
TELECOMMUNICATION SERVICES TOTAL			8,658,957
UTILITIES— 6.1%
Electric Utilities — 1.7%
	Cleco Corp.	117,500	2,404,050
	DPL, Inc.	226,225	4,922,656
	Great Plains Energy, Inc.	252,054	3,798,454
	Hawaiian Electric Industries, Inc.	176,800	3,049,800
	IDACORP, Inc.	91,500	2,129,205
	NV Energy, Inc.	457,100	4,571,000
	Westar Energy, Inc.	211,625	3,777,506
Electric Utilities Total			24,652,671
Gas Utilities — 2.0%
	AGL Resources, Inc.	150,025	4,338,723
	Energen Corp.	139,900	5,207,078
	National Fuel Gas Co.	155,075	5,199,665
	ONEOK, Inc.	205,300	6,015,290
	UGI Corp.	210,700	5,079,977
	WGL Holdings, Inc.	97,825	2,907,359
Gas Utilities Total			28,748,092
Independent Power Producers & Energy Traders — 0.1%
	Black Hills Corp.	75,500	1,615,700
Independent Power Producers & Energy Traders Total			1,615,700

14

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Multi-Utilities — 2.0%
	Alliant Energy Corp.	215,575	5,115,595
	MDU Resources Group, Inc.	358,305	6,614,310
	NSTAR	208,400	6,266,588
	OGE Energy Corp.	184,850	4,772,827
	PNM Resources, Inc.	168,650	1,560,013
	Vectren Corp.	158,100	3,596,775
Multi-Utilities Total			27,926,108
Water Utilities — 0.3%
	Aqua America, Inc.	264,174	4,356,229
Water Utilities Total			4,356,229
UTILITIES TOTAL			87,298,800

	Total Common Stocks (cost of $1,625,731,428)		1,399,476,695

		Par ($)
Short-Term Obligation — 3.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/09, due 06/01/09 at 0.120%, collateralized by a U.S. Government Agency obligation maturing 01/28/13, market value $50,573,550 (repurchase proceeds $49,579,496)	49,579,000	49,579,000

	Total Short-Term Obligation (cost of $49,579,000)		49,579,000

	Total Investments— 100.6% (cost of $1,675,310,428)(b)(c)		1,449,055,695

	Other Assets & Liabilities, Net — (0.6)%		(8,439,537)

	Net Assets — 100.0%		1,440,616,158

15

	Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

	Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.  The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 –quoted prices in active markets for identical securities

•      Level 2 –prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 –prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 — Quoted Prices	$1,399,476,695	$1,127,644
	Level 2 — Other Significant Observable Inputs	49,579,000	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$1,449,055,695	$1,127,644

	*Other financial instruments consist of futures contracts which are not included in the investment portfolio.

16

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $1,675,310,428.
(c)	Unrealized appreciation and depreciation at May 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
	$198,193,995	$(424,448,728)	$(226,254,733)

At May 31, 2009, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P Mid Cap 400 Index	662	$38,065,000	$36,937,356	Jun -2009	$1,127,644

On May 31, 2009, cash of $5,700,000 was pledged as collateral for open futures contracts and was being held at the broker of the futures contracts.

17

INVESTMENT PORTFOLIO

May 31, 2009 (Unaudited)	Columbia Mid Cap Value Fund

		Shares	Value ($)*
Common Stocks — 96.3%
CONSUMER DISCRETIONARY — 13.4%
Auto Components — 0.8%
	BorgWarner, Inc.	885,900	28,570,275
Auto Components Total			28,570,275
Distributors — 0.7%
	Genuine Parts Co.	738,000	24,708,240
Distributors Total			24,708,240
Hotels, Restaurants & Leisure — 2.3%
	Royal Caribbean Cruises Ltd.	2,368,000	35,662,080
	Starwood Hotels & Resorts Worldwide, Inc.	1,920,600	46,997,082
Hotels, Restaurants & Leisure Total			82,659,162
Household Durables — 1.5%
	D.R. Horton, Inc.	1,838,800	16,935,348
	Stanley Works	1,038,000	37,056,600
Household Durables Total			53,991,948
Leisure Equipment & Products — 1.1%
	Hasbro, Inc.	1,577,800	40,091,898
Leisure Equipment & Products Total			40,091,898
Media — 0.8%
	Regal Entertainment Group, Class A	2,157,500	27,529,700
Media Total			27,529,700
Multiline Retail — 2.2%
	J.C. Penney Co., Inc.	964,900	25,174,241
	Nordstrom, Inc.	2,673,700	52,645,153
Multiline Retail Total			77,819,394
Specialty Retail — 3.0%
	American Eagle Outfitters, Inc.	2,105,900	31,188,379
	Foot Locker, Inc.	3,166,317	35,177,782
	GameStop Corp., Class A (a)	775,200	19,341,240
	Ross Stores, Inc.	590,800	23,135,728
Specialty Retail Total			108,843,129
Textiles, Apparel & Luxury Goods — 1.0%
	Polo Ralph Lauren Corp.	687,500	37,001,250
Textiles, Apparel & Luxury Goods Total			37,001,250
CONSUMER DISCRETIONARY TOTAL			481,214,996

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — 7.9%
Beverages — 1.8%
	Fomento Economico Mexicano SAB de CV, ADR	1,417,500	46,338,075
	Pepsi Bottling Group, Inc.	538,900	17,708,254
Beverages Total			64,046,329
Food Products — 3.6%
	ConAgra Foods, Inc.	972,400	18,076,916
	Corn Products International, Inc.	717,800	18,957,098
	Dean Foods Co. (a)	1,852,700	34,830,760
	Hershey Co.	728,100	25,643,682
	JM Smucker Co.	566,400	22,803,264
	Smithfield Foods, Inc. (a)	658,000	8,178,940
Food Products Total			128,490,660
Household Products — 0.8%
	Clorox Co.	542,800	28,464,432
Household Products Total			28,464,432
Personal Products — 1.7%
	Avon Products, Inc.	1,365,000	36,254,400
	Estee Lauder Companies, Inc., Class A	822,600	27,211,608
Personal Products Total			63,466,008
CONSUMER STAPLES TOTAL			284,467,429
ENERGY — 8.3%
Energy Equipment & Services — 2.1%
	National-Oilwell Varco, Inc. (a)	887,416	34,272,006
	Noble Corp.	1,174,700	40,374,439
Energy Equipment & Services Total			74,646,445
Oil, Gas & Consumable Fuels — 6.2%
	Cabot Oil & Gas Corp.	1,175,100	41,281,263
	Forest Oil Corp. (a)	626,800	11,915,468
	Hess Corp.	422,400	28,127,616
	Newfield Exploration Co. (a)	1,172,800	42,361,536
	Peabody Energy Corp.	1,133,300	38,509,534
	Williams Companies, Inc.	3,624,200	60,814,076
Oil, Gas & Consumable Fuels Total			223,009,493
ENERGY TOTAL			297,655,938
FINANCIALS — 28.5%
Capital Markets — 3.2%
	Ameriprise Financial, Inc.	2,995,200	90,455,040
	Greenhill & Co., Inc.	324,668	23,863,098
Capital Markets Total			114,318,138

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — 9.9%
	Bank of Hawaii Corp.	928,300	34,746,269
	BB&T Corp.	1,576,600	35,347,372
	City National Corp.	956,600	34,982,862
	Comerica, Inc.	1,857,700	40,274,936
	Cullen/Frost Bankers, Inc.	1,088,350	53,274,732
	Fifth Third Bancorp	1,824,213	12,587,070
	KeyCorp	879,428	4,397,140
	Marshall & Ilsley Corp.	904,920	5,954,374
	SVB Financial Group (a)	1,534,500	41,354,775
	TCF Financial Corp.	4,536,300	65,141,268
	Zions Bancorporation	1,947,350	26,639,748
Commercial Banks Total			354,700,546
Insurance — 7.8%
	ACE Ltd.	1,106,166	48,660,242
	Aon Corp.	804,200	28,951,200
	Axis Capital Holdings Ltd.	1,299,400	31,029,672
	Marsh & McLennan Companies, Inc.	2,976,500	56,315,380
	Prudential Financial, Inc.	1,042,655	41,612,361
	Reinsurance Group of America, Inc.	2,041,200	75,075,336
Insurance Total			281,644,191
Real Estate Investment Trusts (REITs) — 7.6%
	Alexandria Real Estate Equities, Inc.	727,900	26,131,610
	Boston Properties, Inc.	501,500	24,232,480
	Equity Residential Property Trust	842,100	20,496,714
	Host Hotels & Resorts, Inc.	3,261,900	30,596,622
	Plum Creek Timber Co., Inc.	1,397,300	48,416,445
	ProLogis	1,546,200	13,127,238
	Rayonier, Inc.	1,648,400	65,936,000
	Simon Property Group, Inc.	518,000	27,697,460
	Vornado Realty Trust	380,522	17,755,157
Real Estate Investment Trusts (REITs) Total			274,389,726
FINANCIALS TOTAL			1,025,052,601
HEALTH CARE — 5.4%
Health Care Equipment & Supplies — 3.8%
	Beckman Coulter, Inc.	614,100	33,284,220
	Cooper Companies, Inc.	775,100	20,547,901
	Hospira, Inc. (a)	1,329,300	45,860,850
	Teleflex, Inc.	812,600	36,445,110
Health Care Equipment & Supplies Total			136,138,081

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — 1.6%
	AmerisourceBergen Corp.	837,200	31,060,120
	Community Health Systems, Inc. (a)	1,098,300	28,984,137
Health Care Providers & Services Total			60,044,257
HEALTH CARE TOTAL			196,182,338
INDUSTRIALS — 8.3%
Aerospace & Defense — 2.4%
	AerCap Holdings NV (a)	1,943,700	12,439,680
	Alliant Techsystems, Inc. (a)	251,300	21,684,677
	L-3 Communications Holdings, Inc.	384,200	28,242,542
	Spirit Aerosystems Holdings, Inc., Class A (a)	1,617,823	22,245,066
Aerospace & Defense Total			84,611,965
Airlines — 0.4%
	Delta Air Lines, Inc. (a)	2,452,200	14,247,282
Airlines Total			14,247,282
Electrical Equipment — 0.9%
	Cooper Industries Ltd., Class A	1,030,800	33,830,856
Electrical Equipment Total			33,830,856
Industrial Conglomerates — 0.3%
	Textron, Inc.	798,120	9,178,380
Industrial Conglomerates Total			9,178,380
Machinery — 3.1%
	Harsco Corp.	1,032,700	30,010,262
	Kennametal, Inc.	1,260,600	23,800,128
	Navistar International Corp. (a)	524,500	20,880,345
	Parker Hannifin Corp.	903,300	38,173,458
Machinery Total			112,864,193
Marine — 0.6%
	Alexander & Baldwin, Inc.	918,100	22,722,975
Marine Total			22,722,975

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 0.6%
	Canadian Pacific Railway Ltd.	545,600	22,336,864
Road & Rail Total			22,336,864
INDUSTRIALS TOTAL			299,792,515
INFORMATION TECHNOLOGY — 7.4%
Communications Equipment — 0.5%
	CommScope, Inc. (a)	714,300	18,743,232
Communications Equipment Total			18,743,232
Computers & Peripherals — 1.6%
	Diebold, Inc.	973,200	24,057,504
	NCR Corp. (a)	3,120,100	33,509,874
	Seagate Technology, Inc., Escrow Shares (b)	105,800	1,058
Computers & Peripherals Total			57,568,436
Electronic Equipment, Instruments & Components — 2.1%
	Agilent Technologies, Inc. (a)	904,800	16,494,504
	Arrow Electronics, Inc. (a)	1,493,000	36,115,670
	Mettler-Toledo International, Inc. (a)	331,500	23,599,485
Electronic Equipment, Instruments & Components Total			76,209,659
Internet Software & Services — 0.6%
	VeriSign, Inc. (a)	886,600	20,755,306
Internet Software & Services Total			20,755,306
Semiconductors & Semiconductor Equipment — 0.9%
	Intersil Corp., Class A	671,800	8,229,550
	Marvell Technology Group Ltd. (a)	915,546	10,464,691
	Verigy Ltd. (a)	1,189,769	14,277,228
Semiconductors & Semiconductor Equipment Total			32,971,469
Software — 1.7%
	Activision Blizzard, Inc. (a)	1,254,166	15,150,325
	Citrix Systems, Inc. (a)	783,000	24,594,030
	Synopsys, Inc. (a)	999,600	19,472,208
Software Total			59,216,563
INFORMATION TECHNOLOGY TOTAL			265,464,665
MATERIALS — 7.3%
Chemicals — 3.1%
	Air Products & Chemicals, Inc.	682,200	44,192,916
	Albemarle Corp.	1,065,900	30,079,698
	PPG Industries, Inc.	815,300	36,256,391
Chemicals Total			110,529,005

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Containers & Packaging — 2.1%
	Crown Holdings, Inc. (a)	1,290,100	30,317,350
	Packaging Corp. of America	2,722,000	43,878,640
Containers & Packaging Total			74,195,990
Metals & Mining — 0.6%
	Allegheny Technologies, Inc.	620,500	21,971,905
Metals & Mining Total			21,971,905
Paper & Forest Products — 1.5%
	Weyerhaeuser Co.	1,656,600	55,628,628
Paper & Forest Products Total			55,628,628
MATERIALS TOTAL			262,325,528
UTILITIES — 9.8%
Electric Utilities — 3.3%
	American Electric Power Co., Inc.	733,000	19,307,220
	Entergy Corp.	321,700	24,005,254
	FPL Group, Inc.	857,600	48,480,128
	Northeast Utilities	1,332,500	27,702,675
Electric Utilities Total			119,495,277
Multi-Utilities — 6.5%
	PG&E Corp.	1,706,100	62,630,931
	Public Service Enterprise Group, Inc.	1,009,100	32,160,017
	Sempra Energy	1,299,300	59,352,024
	Wisconsin Energy Corp.	915,000	36,105,900
	Xcel Energy, Inc.	2,533,400	43,447,810
Multi-Utilities Total			233,696,682
UTILITIES TOTAL			353,191,959

	Total Common Stocks (cost of $4,081,125,196)		3,465,347,969

6

		Shares	Value ($)
Convertible Preferred Stocks — 1.7%
CONSUMER DISCRETIONARY — 1.2%
Auto Components — 1.2%
	Johnson Controls, Inc., 11.500%	411,400	41,078,290
Auto Components Total			41,078,290
CONSUMER DISCRETIONARY TOTAL			41,078,290
MATERIALS — 0.5%
Metals & Mining — 0.5%
	Freeport-McMoRan Copper & Gold, Inc., 6.750%	229,200	19,362,816
Metals & Mining Total			19,362,816
MATERIALS TOTAL			19,362,816

	Total Convertible Preferred Stocks (cost of $29,850,467)		60,441,106

		Par ($)
Convertible Bond — 0.3%
FINANCIALS — 0.3%
Real Estate Investment Trusts (REITs) — 0.3%
	Vornado Realty Trust 3.625% 11/15/26	10,743,000	9,534,412
Real Estate Investment Trusts (REITs) Total			9,534,412
FINANCIALS TOTAL			9,534,412

	Total Convertible Bond (cost of $8,544,131)		9,534,412
Short-Term Obligation — 1.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/09, due 06/01/09 at 0.120%, collateralized by a U.S. Government Agency obligation maturing 02/21/13, market value $63,417,994 (repurchase proceeds $62,174,622)	62,174,000	62,174,000

	Total Short-Term Obligation (cost of $62,174,000)		62,174,000

	Total Investments — 100.0% (cost of $4,181,693,794)(c)(d)		3,597,497,487

	Other Assets & Liabilities, Net — 0.0%		690,912

	Net Assets — 100.0%		3,598,188,399

7

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$3,525,788,017	$—
	Level 2 – Other Significant Observable Inputs	71,708,412	—
	Level 3 – Significant Unobservable Inputs	1,058	—
	Total	$3,597,497,487	$—

	The following table reconciles asset balances for the three month period ending May 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of February 28, 2009	$1,058	$—
	Accretion of discounts/Amortization of premiums	—	—
	Realized gain (loss)	—	—
	Change in unrealized appreciation (depreciation)	—	—
	Net purchases (sales)	—	—
	Transfers in and/or out of Level 3	—	—
	Balance as of May 31, 2009	$1,058	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

8

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)	Cost for federal income tax purposes is $4,181,693,794.

(d)	Unrealized appreciation and depreciation at May 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$330,807,000	$(915,003,307)	$(584,196,307)

Acronym	Name
ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO

May 31, 2009 (Unaudited)	Columbia Multi-Advisor International Equity Fund

		Shares	Value ($)*
Common Stocks — 95.6%
CONSUMER DISCRETIONARY — 9.6%
Automobiles — 2.8%
	Bayerische Motoren Werke AG	194,730	7,018,225
	Daimler AG, Registered Shares	223,705	8,204,510
	Honda Motor Co., Ltd.	521,000	15,123,663
	Hyundai Motor Co.	67,060	3,733,246
	Yamaha Motor Co., Ltd.	661,100	7,491,599
Automobiles Total			41,571,243
Hotels, Restaurants & Leisure — 1.4%
	Accor SA	176,415	7,850,402
	OPAP SA	442,886	13,683,746
Hotels, Restaurants & Leisure Total			21,534,148
Household Durables — 0.9%
	Gafisa SA	785,353	7,104,739
	Haseko Corp. (a)	7,446,500	6,177,163
Household Durables Total			13,281,902
Leisure Equipment & Products — 0.9%
	Sankyo Co., Ltd.	247,500	13,138,590
Leisure Equipment & Products Total			13,138,590
Media — 0.7%
	Reed Elsevier NV	936,089	11,299,242
Media Total			11,299,242
Specialty Retail — 0.9%
	Esprit Holdings Ltd.	1,579,600	10,048,303
	Hennes & Mauritz AB, Class B	77,862	3,718,896
Specialty Retail Total			13,767,199
Textiles, Apparel & Luxury Goods — 2.0%
	Compagnie Financiere Richemont SA	874,933	19,152,921
	Yue Yuen Industrial Holdings Ltd.	2,477,833	5,692,668
	Yue Yuen Industrial Holdings Ltd. (b)	2,341,000	5,378,302
Textiles, Apparel & Luxury Goods Total			30,223,891
CONSUMER DISCRETIONARY TOTAL			144,816,215
CONSUMER STAPLES — 5.0%
Beverages — 1.8%
	Anheuser-Busch InBev NV	564,559	19,954,319
	C&C Group PLC	2,224,771	7,102,375
Beverages Total			27,056,694
Food & Staples Retailing — 0.5%
	Tesco PLC	1,411,726	8,364,787
Food & Staples Retailing Total			8,364,787

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 1.3%
	Nestle SA, Registered Shares	533,352	19,381,209
Food Products Total			19,381,209
Household Products — 0.5%
	Reckitt Benckiser Group PLC	183,042	7,940,228
Household Products Total			7,940,228
Tobacco — 0.9%
	British American Tobacco PLC	472,259	12,900,495
Tobacco Total			12,900,495
CONSUMER STAPLES TOTAL			75,643,413
ENERGY — 10.7%
Energy Equipment & Services — 5.1%
	Aker Kvaerner ASA	1,627,351	14,279,838
	Precision Drilling Trust	1,667,245	9,758,365
	Technip SA	554,536	27,475,289
	Transocean Ltd. (a)	324,097	25,759,230
Energy Equipment & Services Total			77,272,722
Oil, Gas & Consumable Fuels — 5.6%
	BG Group PLC	400,703	7,343,361
	BP PLC	2,886,437	23,824,693
	CNOOC Ltd.	7,321,089	9,640,492
	Petro-Canada	95,025	4,134,360
	Petroleo Brasileiro SA, ADR	534,475	23,532,934
	Royal Dutch Shell PLC, Class B	392,107	10,662,422
	Suncor Energy, Inc.	139,206	4,877,151
Oil, Gas & Consumable Fuels Total			84,015,413
ENERGY TOTAL			161,288,135
FINANCIALS — 20.1%
Capital Markets — 4.7%
	Credit Suisse Group AG, Registered Shares	686,358	30,715,360
	Daiwa Securities Group, Inc.	2,430,000	15,328,278
	Julius Baer Holding AG	270,597	11,529,686
	UBS AG, Registered Shares (a)	914,722	13,829,244
Capital Markets Total			71,402,568
Commercial Banks — 7.8%
	Banco Bilbao Vizcaya Argentaria SA	979,991	12,087,300
	BNP Paribas	328,335	22,827,018
	DBS Group Holdings Ltd.	594,000	4,864,356
	HSBC Holdings PLC	1,414,836	12,728,471

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	ICICI Bank Ltd., ADR	382,299	11,904,791
	Industrial & Commercial Bank of China, Class H	22,303,000	14,036,719
	Itau Unibanco Holding SA, ADR	987,475	15,848,974
	Mitsubishi UFJ Financial Group, Inc.	2,214,900	13,976,710
	Mizuho Financial Group, Inc.	3,575,400	8,600,447
Commercial Banks Total			116,874,786
Insurance — 5.2%
	Aviva PLC	2,552,290	14,091,415
	AXA SA	959,737	17,972,368
	Manulife Financial Corp.	804,008	17,306,332
	Manulife Financial Corp. (c)	64,526	1,388,928
	Sony Financial Holdings, Inc.	4,272	12,485,230
	Sony Financial Holdings, Inc. (b)	390	1,139,803
	Zurich Financial Services AG, Registered Shares	72,412	13,558,662
Insurance Total			77,942,738
Real Estate Management & Development — 2.4%
	CapitaLand Ltd.	5,402,500	14,247,530
	Cheung Kong Holdings Ltd.	910,000	11,283,856
	Hang Lung Properties Ltd.	1,100,000	3,678,175
	Sumitomo Realty & Development Co., Ltd.	429,000	6,565,050
Real Estate Management & Development Total			35,774,611
FINANCIALS TOTAL			301,994,703
HEALTH CARE — 7.2%
Biotechnology — 1.7%
	Actelion Ltd., Registered Shares (a)	121,539	6,287,572
	CSL Ltd.	806,907	18,895,523
Biotechnology Total			25,183,095
Life Sciences Tools & Services — 1.3%
	Lonza Group AG, Registered Shares	185,055	19,133,744
Life Sciences Tools & Services Total			19,133,744
Pharmaceuticals — 4.2%
	Bayer AG	188,613	10,739,935
	Novartis AG, Registered Shares	263,246	10,524,902
	Roche Holding AG, Genusschein Shares	77,782	10,614,247
	Sanofi-Aventis SA	143,748	9,157,562
	Sanofi-Aventis SA (b)	50,150	3,194,839

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
	Teva Pharmaceutical Industries Ltd., ADR	422,358	19,580,517
Pharmaceuticals Total			63,812,002
HEALTH CARE TOTAL			108,128,841
INDUSTRIALS — 17.0%
Aerospace & Defense — 0.9%
	BAE Systems PLC	2,314,490	12,855,616
Aerospace & Defense Total			12,855,616
Air Freight & Logistics — 1.6%
	Deutsche Post AG, Registered Shares	711,913	9,848,203
	TNT NV	710,448	13,975,965
Air Freight & Logistics Total			23,824,168
Airlines — 1.0%
	Singapore Airlines Ltd.	1,808,000	15,670,162
Airlines Total			15,670,162
Building Products — 0.5%
	Daikin Industries Ltd.	246,288	7,613,434
Building Products Total			7,613,434
Construction & Engineering — 1.9%
	Hochtief AG	81,980	3,976,696
	Vinci SA	497,637	23,959,464
Construction & Engineering Total			27,936,160
Electrical Equipment — 4.9%
	ABB Ltd., Registered Shares (a)	497,059	8,192,182
	Alstom	167,719	10,653,899
	Gamesa Corp., Tecnologica SA	889,444	20,025,817
	Vestas Wind Systems A/S (a)	481,972	35,268,958
Electrical Equipment Total			74,140,856
Industrial Conglomerates — 2.2%
	Koninklijke Philips Electronics NV	453,734	8,551,467
	Siemens AG, Registered Shares	339,540	24,799,560
Industrial Conglomerates Total			33,351,027
Machinery — 2.5%
	Fanuc Ltd.	232,700	18,804,830
	Hyundai Heavy Industries	95,755	16,576,118
	SMC Corp.	23,900	2,554,852
Machinery Total			37,935,800

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS— (continued)
Marine — 0.1%
	Stolt-Nielsen SA	187,064	1,894,938
Marine Total			1,894,938
Professional Services — 0.3%
	Michael Page International PLC	1,177,093	4,905,730
Professional Services Total			4,905,730
Trading Companies & Distributors — 1.1%
	Marubeni Corp.	3,501,000	15,907,107
Trading Companies & Distributors Total			15,907,107
INDUSTRIALS TOTAL			256,034,998
INFORMATION TECHNOLOGY — 6.6%
Communications Equipment — 0.7%
	Telefonaktiebolaget LM Ericsson, Class B	1,197,328	11,163,669
Communications Equipment Total			11,163,669
Electronic Equipment, Instruments & Components — 1.4%
	HON HAI Precision Industry Co., Ltd.	5,661,250	21,554,387
Electronic Equipment, Instruments & Components Total			21,554,387
Semiconductors & Semiconductor Equipment — 4.5%
	ASML Holding NV	1,149,747	23,719,960
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,870,425	20,462,449
	Tokyo Electron Ltd.	494,000	22,728,324
Semiconductors & Semiconductor Equipment Total			66,910,733
INFORMATION TECHNOLOGY TOTAL			99,628,789
MATERIALS— 9.1%
Chemicals — 5.2%
	Akzo Nobel NV	431,196	20,096,633
	Linde AG	215,527	18,004,183
	Mitsubishi Gas Chemical Co., Inc.	1,794,000	10,246,760
	Potash Corp. of Saskatchewan, Inc.	182,103	21,094,811
	Shin-Etsu Chemical Co., Ltd.	170,400	8,940,595
Chemicals Total			78,382,982
Construction Materials — 1.9%
	Cemex SA de CV, ADR, COP (a)	2,516,019	24,556,350
	CRH PLC	173,625	4,050,384
Construction Materials Total			28,606,734

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS— (continued)
Metals & Mining — 2.0%
	Rio Tinto PLC	419,489	19,004,743
	Vale SA, ADR	598,200	11,455,530
Metals & Mining Total			30,460,273
MATERIALS TOTAL			137,449,989
TELECOMMUNICATION SERVICES— 8.1%
Diversified Telecommunication Services — 4.6%
	France Telecom SA	292,317	7,147,538
	France Telecom SA (b)	290,760	7,109,468
	Telefonica SA	1,874,725	40,496,940
	TELUS Corp.	480,876	13,874,599
Diversified Telecommunication Services Total			68,628,545
Wireless Telecommunication Services — 3.5%
	Rogers Communications, Inc., Class B	554,471	16,465,262
	Vodafone Group PLC	19,542,874	36,777,644
Wireless Telecommunication Services Total			53,242,906
TELECOMMUNICATION SERVICES TOTAL			121,871,451
UTILITIES— 2.2%
Electric Utilities — 1.9%
	E.ON AG	699,697	24,739,414
	Electricite de France	74,791	3,921,432
Electric Utilities Total			28,660,846
Gas Utilities — 0.3%
	Enagas SA	274,868	5,077,900
Gas Utilities Total			5,077,900
UTILITIES TOTAL			33,738,746

	Total Common Stocks (cost of $1,401,180,035)		1,440,595,280

		Units
Rights — 0.0%
ENERGY — 0.0%
Energy Equipment & Services — 0.0%
	Precision Drilling Trust
	Expires 06/03/09 (a)	1,667,245	687,209
Energy Equipment & Services Total			687,209
ENERGY TOTAL			687,209

	Total Rights (cost of $0)		687,209

6

		Par ($)	Value ($)
Short-Term Obligation — 3.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/09, due 06/01/09 at 0.120%, collateralized by U.S. Government Agency obligations with various maturities to 03/23/12, market value $57,625,975 (repurchase proceeds $56,492,565)	56,492,000	56,492,000

	Total Short-Term Obligation (cost of $56,492,000)		56,492,000

	Total Investments — 99.4% (cost of $1,457,672,035)(d)(e)		1,497,774,489

	Other Assets & Liabilities, Net — 0.6%		8,592,963

	Net Assets — 100.0%		1,506,367,452

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

7

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 — Quoted Prices	$249,792,531	$—
Level 2 — Other Significant Observable Inputs	1,247,981,958	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$1,497,774,489	$—

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the three month period ending May 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of February 28, 2009	$419,147	$—
Accretion of discounts/Amortization of premiums	—	—
Realized loss	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Transfers out of Level 3	(419,147)	—
Balance as of May 31, 2009	$—	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

8

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers. At May 31, 2009, these securities, which are not illiquid, amounted to $16,822,412 which represents 1.1% of net assets.

(c)	Security exempt from registration pursuant to Regulation D under the Securities Act of 1933. At May 31, 2009, this security amounted to $1,388,928, which represents 0.1% of net assets.

(d)	Cost for federal income tax purposes is $1,457,672,035.

(e)	Unrealized appreciation and depreciation at May 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$244,026,485	$(203,924,031)	$40,102,454

Acronym	Name
ADR	American Depositary Receipt
COP	Certificates of Participation

9

INVESTMENT PORTFOLIO
May 31, 2009 (Unaudited)	Columbia Overseas Value Fund

		Shares	Value ($)*
Common Stocks — 99.8%
CONSUMER DISCRETIONARY — 8.8%
Automobiles — 2.2%
	Dongfeng Motor Group Co., Ltd., Class H	32,000	30,779
	Toyota Motor Corp.	2,900	116,174
Automobiles Total			146,953
Diversified Consumer Services — 0.6%
	Benesse Corp.	1,000	42,037
Diversified Consumer Services Total			42,037
Hotels, Restaurants & Leisure — 1.4%
	OPAP SA	1,552	47,952
	Paddy Power PLC	1,990	48,362
Hotels, Restaurants & Leisure Total			96,314
Media — 2.3%
	Daiichikosho Co., Ltd.	7,400	73,000
	Vivendi	3,155	83,293
Media Total			156,293
Specialty Retail — 1.6%
	Game Group PLC	21,899	60,619
	USS Co., Ltd.	760	43,198
Specialty Retail Total			103,817
Textiles, Apparel & Luxury Goods — 0.7%
	Polo Ralph Lauren Corp. (a)	813	43,756
Textiles, Apparel & Luxury Goods Total			43,756
CONSUMER DISCRETIONARY TOTAL			589,170
CONSUMER STAPLES — 2.3%
Food & Staples Retailing — 1.3%
	FamilyMart Co., Ltd.	1,396	41,093
	Koninklijke Ahold NV	4,052	49,138
Food & Staples Retailing Total			90,231
Food Products — 0.7%
	Toyo Suisan Kaisha Ltd.	2,000	44,108
Food Products Total			44,108
Household Products — 0.3%
	Kao Corp.	1,000	22,025
Household Products Total			22,025
CONSUMER STAPLES TOTAL			156,364

1

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — 12.3%
Energy Equipment & Services — 1.0%
	Noble Corp.	854	29,352
	Shinko Plantech Co., Ltd.	3,600	34,230
Energy Equipment & Services Total			63,582
Oil, Gas & Consumable Fuels — 11.3%
	Australian Worldwide Exploration Ltd. (a)	25,449	59,214
	BP PLC	21,856	180,400
	ENI SpA	1,502	36,360
	INPEX CORP	4	32,598
	Repsol YPF SA	3,624	81,438
	Royal Dutch Shell PLC, Class B	7,447	202,503
	Total SA	2,164	125,260
	Yanzhou Coal Mining Co., Ltd., Class H	30,000	37,796
Oil, Gas & Consumable Fuels Total			755,569
ENERGY TOTAL			819,151
FINANCIALS — 35.2%
Capital Markets — 2.4%
	Credit Suisse Group AG, Registered Shares	1,218	54,507
	Intermediate Capital Group PLC	4,698	35,029
	Tokai Tokyo Securities Co., Ltd.	24,000	69,800
Capital Markets Total			159,336
Commercial Banks — 20.6%
	Australia & New Zealand Banking Group Ltd.	7,554	97,178
	Banco Bilbao Vizcaya Argentaria SA	10,387	128,114
	Banco Santander SA	19,518	210,431
	Bangkok Bank PCL, Foreign Registered Shares	13,900	35,838
	Bank of China Ltd., Class H	89,000	40,075
	Barclays PLC	25,700	123,895
	BNP Paribas	2,028	140,994
	DBS Group Holdings Ltd.	10,000	81,892
	HSBC Holdings PLC	19,523	178,296
	Itau Unibanco Holding SA, ADR (a)	1,765	28,328
	National Bank of Greece SA (b)	2,975	82,340
	Nordea Bank AB	5,631	45,118
	Standard Chartered PLC	2,616	53,429
	Sumitomo Mitsui Financial Group, Inc.	1,200	46,448
	Svenska Handelsbanken AB, Class A	2,356	46,025

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
Turkiye Is Bankasi, Class C	9,903	34,551
Commercial Banks Total		1,372,952
Diversified Financial Services — 1.0%
ING Groep NV	6,479	69,100
Diversified Financial Services Total		69,100
Insurance — 7.1%
Baloise Holding AG, Registered Shares	957	76,104
Brit Insurance Holdings PLC	20,672	64,811
Lancashire Holdings Ltd. (b)	4,360	33,121
MetLife, Inc. (a)	1,110	34,965
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	642	90,078
Platinum Underwriters Holdings Ltd.	1,221	35,201
Sampo Oyj, Class A	2,459	46,235
Zurich Financial Services AG, Registered Shares	516	96,618
Insurance Total		477,133
Real Estate Investment Trusts (REITs) — 1.5%
Japan Retail Fund Investment Corp.	13	59,630
Kiwi Income Property Trust	66,711	39,407
Real Estate Investment Trusts (REITs) Total		99,037
Real Estate Management & Development — 1.9%
Hongkong Land Holdings Ltd.	18,000	62,747
Leopalace21 Corp.	4,000	35,366
Swire Pacific Ltd., Class A	3,000	30,070
Real Estate Management & Development Total		128,183
Thrifts & Mortgage Finance — 0.7%
LIC Housing Finance	3,826	43,112
Thrifts & Mortgage Finance Total		43,112
FINANCIALS TOTAL		2,348,853
HEALTH CARE — 4.5%
Life Sciences Tools & Services — 0.5%
Tecan Group AG, Registered Shares	816	33,156
Life Sciences Tools & Services Total		33,156
Pharmaceuticals — 4.0%
Astellas Pharma, Inc.	1,500	50,991
AstraZeneca PLC	986	41,102
Sanofi-Aventis SA	1,796	114,416

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
	Takeda Pharmaceutical Co., Ltd.	1,500	59,488
Pharmaceuticals Total			265,997
HEALTH CARE TOTAL			299,153
INDUSTRIALS — 10.5%
Aerospace & Defense — 1.3%
	BAE Systems PLC	9,847	54,694
	Bombardier, Inc., Class B	10,500	35,201
Aerospace & Defense Total			89,895
Airlines — 0.6%
	Deutsche Lufthansa AG, Registered Shares	2,887	39,992
Airlines Total			39,992
Commercial Services & Supplies — 1.0%
	Aeon Delight Co., Ltd.	4,300	66,642
Commercial Services & Supplies Total			66,642
Construction & Engineering — 1.7%
	Monadelphous Group Ltd.	3,665	29,519
	Outotec Oyj	1,063	26,935
	Toyo Engineering Corp.	16,000	57,355
Construction & Engineering Total			113,809
Electrical Equipment — 1.3%
	Schneider Electric SA	1,187	89,299
Electrical Equipment Total			89,299
Industrial Conglomerates — 1.9%
	DCC PLC	1,769	37,032
	Keppel Corp. Ltd.	12,000	59,946
	Siemens AG, Registered Shares	404	29,508
Industrial Conglomerates Total			126,486
Machinery — 1.3%
	Demag Cranes AG	1,956	47,907
	Nabtesco Corp.	4,000	35,918
Machinery Total			83,825
Professional Services — 1.1%
	Teleperformance	1,322	39,003
	WS Atkins PLC	3,797	31,867
Professional Services Total			70,870

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Transportation Infrastructure — 0.3%
	Zhejiang Expressway Co., Ltd., Class H	28,000	21,769
Transportation Infrastructure Total			21,769
INDUSTRIALS TOTAL			702,587
INFORMATION TECHNOLOGY — 3.9%
Electronic Equipment, Instruments & Components — 0.6%
	FUJIFILM Holdings Corp.	1,400	40,468
Electronic Equipment, Instruments & Components Total			40,468
Internet Software & Services — 0.5%
	NetEase.com, Inc., ADR (a)(b)	904	31,260
Internet Software & Services Total			31,260
IT Services — 0.8%
	Cap Gemini SA	860	33,287
	Redecard SA	1,300	19,002
IT Services Total			52,289
Office Electronics — 0.7%
	Canon, Inc.	1,500	49,800
Office Electronics Total			49,800
Semiconductors & Semiconductor Equipment — 0.7%
	Macronix International	108,479	50,293
Semiconductors & Semiconductor Equipment Total			50,293
Software — 0.6%
	NSD CO., Ltd.	4,000	37,139
Software Total			37,139
INFORMATION TECHNOLOGY TOTAL			261,249
MATERIALS — 7.1%
Chemicals — 2.2%
	BASF SE	1,415	59,755
	Clariant AG, Registered Shares (b)	5,985	35,375
	Kansai Paint Co., Ltd.	8,000	50,833
Chemicals Total			145,963
Construction Materials — 0.5%
	Ciments Francais SA	355	34,320
Construction Materials Total			34,320
Containers & Packaging — 0.9%
	Toyo Seikan Kaisha Ltd.	3,100	57,974
Containers & Packaging Total			57,974

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 3.5%
	Anglo American PLC	2,103	61,556
	BlueScope Steel Ltd.	33,966	65,611
	Tokyo Steel Manufacturing Co., Ltd.	4,700	55,445
	Yamato Kogyo Co., Ltd.	2,000	53,904
Metals & Mining Total			236,516
MATERIALS TOTAL			474,773
TELECOMMUNICATION SERVICES — 7.1%
Diversified Telecommunication Services — 3.9%
	BCE, Inc.	1,620	37,022
	Deutsche Telekom AG, Registered Shares	3,328	38,275
	France Telecom SA	2,631	64,331
	Nippon Telegraph & Telephone Corp.	1,600	66,510
	Telefonica O2 Czech Republic AS	2,720	58,596
Diversified Telecommunication Services Total			264,734
Wireless Telecommunication Services — 3.2%
	NTT DoCoMo, Inc.	52	77,734
	Vodafone Group PLC	72,055	135,600
Wireless Telecommunication Services Total			213,334
TELECOMMUNICATION SERVICES TOTAL			478,068
UTILITIES — 8.1%
Electric Utilities — 3.4%
	E.ON AG	1,293	45,717
	Enel SpA	18,331	109,373
	Okinawa Electric Power Co., Inc.	1,300	68,846
Electric Utilities Total			223,936
Independent Power Producers & Energy Traders — 1.1%
	Drax Group PLC	5,782	46,091
	Energy Development Corp.	356,000	27,622
Independent Power Producers & Energy Traders Total			73,713
Multi-Utilities — 2.7%
	RWE AG	1,579	131,311
	United Utilities Group PLC	5,753	49,916
Multi-Utilities Total			181,227

6

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Water Utilities — 0.9%
	Cia de Saneamento Basico do Estado de Sao Paulo	1,800	28,177
	Guangdong Investment Ltd.	62,000	31,670
Water Utilities Total			59,847
UTILITIES TOTAL			538,723

	Total Common Stocks (cost of $7,654,762)		6,668,091

	Total Investments — 99.8% (cost of $7,654,762)(c)(d)		6,668,091

	Other Assets & Liabilities, Net — 0.2%		11,284

	Net Assets — 100.0%		6,679,375

Notes to Investment Portfolio:

* Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

7

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$385,011	$(3,493)
Level 2 – Other Significant Observable Inputs	6,283,080	53,942
Level 3 – Significant Unobservable Inputs	—	—
Total	$6,668,091	$50,449

*Other financial instruments consist of written option contracts and forward foreign currency exchange contracts which are not included in the investment portfolio.

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a) All or a portion of this security is pledged as collateral for open written option contracts. The total market value of securities pledged as collateral at May 31, 2009 is $103,821.

(b) Non-income producing security.

(c) Cost for federal income tax purposes is $7,654,762.

(d) Unrealized appreciation and depreciation at May 31, 2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$579,897	$(1,566,568)	$(986,671)

For the three months ended May 31, 2009, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at February 28, 2009	—	$—
Options written	50	2,385
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(11)	(409)
Options outstanding at May 31, 2009	39	$1,976

8

At May 31, 2009, the Fund held the following written call option contracts:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Polo Ralph Lauren Corp.	$60	2	06/20/09	$118	$98
NetEase.Com, Inc.	35	9	06/20/09	260	990
MetLife, Inc.	40	11	06/20/09	319	110
Itau Unibanco Holding SA	15	17	06/20/09	1,279	2,295
Total written call options (proceeds $1,976)					$3,493

Forward foreign currency exchange contracts outstanding on May 31, 2009, are:

Forward Foreign Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
AUD	$157,191	$137,329	07/23/09	$19,862
EUR	517,207	472,598	07/23/09	44,609
EUR	28,263	26,268	07/23/09	1,995
EUR	39,568	38,985	07/23/09	583
GBP	61,408	54,750	07/23/09	6,658
JPY	18,682	18,010	07/23/09	672
NOK	66,047	61,362	07/23/09	4,685
SEK	157,237	139,317	07/23/09	17,920
SEK	19,556	18,962	07/23/09	594
				$97,578

Forward Foreign Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
AUD	$6,383	$5,888	07/23/09	$(495)
CAD	63,222	55,598	07/23/09	(7,624)
CAD	9,163	8,196	07/23/09	(967)
CAD	6,414	5,950	07/23/09	(464)
CHF	166,793	152,547	07/23/09	(14,246)
CHF	13,119	12,359	07/23/09	(760)
CZK	60,636	55,372	07/23/09	(5,264)
JPY	43,245	42,130	07/23/09	(1,115)
JPY	19,145	18,993	07/23/09	(152)
NZD	31,934	27,615	07/23/09	(4,319)
PHP	28,580	27,460	07/23/09	(1,120)
SEK	45,453	44,844	07/23/09	(609)
SGD	51,918	49,713	07/23/09	(2,205)
THB	40,607	38,831	07/23/09	(1,776)
TWD	58,113	55,593	07/23/09	(2,520)
				$(43,636)

Acronym	Name
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar

9

INVESTMENT PORTFOLIO

May 31, 2009 (Unaudited)	Columbia Small Cap Growth Fund II

		Shares	Value ($)*
Common Stocks — 98.4%
CONSUMER DISCRETIONARY — 13.7%
Auto Components — 0.6%
	Exide Technologies (a)	306,870	1,878,044
Auto Components Total			1,878,044
Diversified Consumer Services — 2.1%
	Brink’s Home Security Holdings, Inc. (a)	74,160	2,135,808
	Capella Education Co. (a)	56,827	2,965,801
	Corinthian Colleges, Inc. (a)	76,520	1,176,878
Diversified Consumer Services Total			6,278,487
Hotels, Restaurants & Leisure — 2.2%
	Bally Technologies, Inc. (a)	137,920	3,861,760
	Panera Bread Co., Class A (a)	17,560	934,895
	Red Robin Gourmet Burgers, Inc. (a)	107,730	1,863,729
Hotels, Restaurants & Leisure Total			6,660,384
Internet & Catalog Retail — 1.3%
	Blue Nile, Inc. (a)	27,580	1,265,922
	Netflix, Inc. (a)	35,600	1,403,352
	NutriSystem, Inc.	89,950	1,232,315
Internet & Catalog Retail Total			3,901,589
Media — 2.7%
	Arbitron, Inc.	204,550	4,072,590
	Knology, Inc. (a)	197,240	1,577,920
	Marvel Entertainment, Inc. (a)	37,470	1,243,255
	VisionChina Media, Inc., ADR (a)	217,970	1,314,359
Media Total			8,208,124
Specialty Retail — 2.4%
	Aeropostale, Inc. (a)	57,880	2,003,806
	AnnTaylor Stores Corp. (a)	249,480	1,826,194
	hhgregg, Inc. (a)	113,320	1,875,446
	Wet Seal, Inc., Class A (a)	496,090	1,562,683
Specialty Retail Total			7,268,129
Textiles, Apparel & Luxury Goods — 2.4%
	Fossil, Inc. (a)	100,940	2,259,037
	Phillips-Van Heusen Corp.	98,000	2,888,060

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — (continued)
	Volcom, Inc. (a)	146,200	1,998,554
Textiles, Apparel & Luxury Goods Total			7,145,651
CONSUMER DISCRETIONARY TOTAL			41,340,408
CONSUMER STAPLES — 3.1%
Food & Staples Retailing — 0.4%
	Casey’s General Stores, Inc.	44,720	1,128,286
Food & Staples Retailing Total			1,128,286
Food Products — 2.0%
	Darling International, Inc. (a)	212,348	1,607,474
	Flowers Foods, Inc.	86,600	1,833,322
	Sanderson Farms, Inc.	37,067	1,616,492
	TreeHouse Foods, Inc. (a)	42,640	1,139,767
Food Products Total			6,197,055
Personal Products — 0.7%
	Chattem, Inc. (a)	35,539	2,122,745
Personal Products Total			2,122,745
CONSUMER STAPLES TOTAL			9,448,086
ENERGY — 7.1%
Energy Equipment & Services — 2.1%
	Dril-Quip, Inc. (a)	84,530	3,492,780
	Pioneer Drilling Co. (a)	208,053	1,302,412
	T-3 Energy Services, Inc. (a)	113,000	1,640,760
Energy Equipment & Services Total			6,435,952
Oil, Gas & Consumable Fuels — 5.0%
	Arena Resources, Inc. (a)	97,510	3,492,808
	Concho Resources, Inc. (a)	60,160	1,928,128
	Contango Oil & Gas Co. (a)	34,320	1,711,538
	Encore Acquisition Co. (a)	69,400	2,463,006
	EXCO Resources, Inc. (a)	113,550	1,747,535
	Penn Virginia Corp.	79,810	1,525,967
	Whiting Petroleum Corp. (a)	48,650	2,279,739
Oil, Gas & Consumable Fuels Total			15,148,721
ENERGY TOTAL			21,584,673
FINANCIALS — 4.9%
Capital Markets — 2.2%
	Greenhill & Co., Inc.	24,660	1,812,510
	Stifel Financial Corp. (a)	64,534	2,809,810

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Capital Markets — (continued)
	Waddell & Reed Financial, Inc., Class A	84,810	2,069,364
Capital Markets Total			6,691,684
Commercial Banks — 0.3%
	Pinnacle Financial Partners, Inc. (a)	61,481	891,474
Commercial Banks Total			891,474
Diversified Financial Services — 0.8%
	Portfolio Recovery Associates, Inc. (a)	65,241	2,346,719
Diversified Financial Services Total			2,346,719
Insurance — 0.3%
	Platinum Underwriters Holdings Ltd.	27,790	801,186
Insurance Total			801,186
Real Estate Investment Trusts (REITs) — 1.3%
	Home Properties, Inc.	43,672	1,454,277
	National Retail Properties, Inc.	79,360	1,357,850
	Washington Real Estate Investment Trust	55,059	1,203,590
Real Estate Investment Trusts (REITs) Total			4,015,717
FINANCIALS TOTAL			14,746,780
HEALTH CARE — 22.9%
Biotechnology — 9.2%
	Alexion Pharmaceuticals, Inc. (a)	83,230	3,037,895
	Alkermes, Inc. (a)	262,440	2,136,262
	Array Biopharma, Inc. (a)	264,044	821,177
	BioMarin Pharmaceuticals, Inc. (a)	147,771	2,065,839
	Isis Pharmaceuticals, Inc. (a)	102,310	1,411,878
	Martek Biosciences Corp. (a)	77,080	1,633,325
	Myriad Genetics, Inc. (a)	55,480	2,006,157
	Onyx Pharmaceuticals, Inc. (a)	110,683	2,618,760
	OSI Pharmaceuticals, Inc. (a)	73,490	2,483,962
	Regeneron Pharmaceuticals, Inc. (a)	147,644	2,260,430
	Rigel Pharmaceuticals, Inc. (a)	122,050	1,017,897
	Seattle Genetics, Inc. (a)	245,613	2,257,183
	Theravance, Inc. (a)	84,680	1,253,264
	United Therapeutics Corp. (a)	34,597	2,772,949
Biotechnology Total			27,776,978
Health Care Equipment & Supplies — 6.1%
	China Medical Technologies, Inc., ADR	80,460	1,642,993
	Haemonetics Corp. (a)	30,850	1,642,145
	ICU Medical, Inc. (a)	24,580	888,813
	Immucor, Inc. (a)	84,359	1,269,603

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — (continued)
	Masimo Corp. (a)	73,596	1,761,888
	Meridian Bioscience, Inc.	85,210	1,628,363
	NuVasive, Inc. (a)	26,930	972,712
	Palomar Medical Technologies, Inc. (a)	98,980	1,006,627
	Quidel Corp. (a)	162,284	2,065,875
	STERIS Corp.	56,620	1,337,931
	Thoratec Corp. (a)	64,130	1,608,380
	Wright Medical Group, Inc. (a)	174,075	2,715,570
Health Care Equipment & Supplies Total			18,540,900
Health Care Providers & Services — 4.3%
	Alliance Healthcare Services, Inc. (a)	316,652	2,184,898
	Genoptix, Inc. (a)	33,660	978,833
	inVentiv Health, Inc. (a)	170,950	2,153,970
	MWI Veterinary Supply, Inc. (a)	60,621	1,771,952
	Owens & Minor, Inc.	89,000	3,120,340
	Psychiatric Solutions, Inc. (a)	162,253	2,993,568
Health Care Providers & Services Total			13,203,561
Health Care Technology — 0.4%
	Allscripts-Misys Healthcare Solutions, Inc.	84,650	1,092,832
Health Care Technology Total			1,092,832
Life Sciences Tools & Services — 2.1%
	Albany Molecular Research, Inc. (a)	74,730	653,887
	Bio-Rad Laboratories, Inc., Class A (a)	37,493	2,790,979
	Dionex Corp. (a)	52,110	2,936,920
Life Sciences Tools & Services Total			6,381,786
Pharmaceuticals — 0.8%
	Eurand NV (a)	185,051	2,387,158
Pharmaceuticals Total			2,387,158
HEALTH CARE TOTAL			69,383,215
INDUSTRIALS — 16.9%
Aerospace & Defense — 2.2%
	HEICO Corp.	60,580	2,113,030
	Hexcel Corp. (a)	77,640	829,972
	Stanley, Inc. (a)	47,113	1,229,178
	Teledyne Technologies, Inc. (a)	81,033	2,663,555
Aerospace & Defense Total			6,835,735

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Air Freight & Logistics — 0.9%
	HUB Group, Inc., Class A (a)	131,441	2,597,274
Air Freight & Logistics Total			2,597,274
Commercial Services & Supplies — 2.8%
	Brink’s Co.	84,560	2,248,451
	Geo Group, Inc. (a)	135,310	2,210,965
	Mobile Mini, Inc. (a)	158,480	1,998,433
	Sykes Enterprises, Inc. (a)	41,090	669,767
	Waste Connections, Inc. (a)	53,080	1,348,232
Commercial Services & Supplies Total			8,475,848
Construction & Engineering — 0.6%
	Granite Construction, Inc.	46,120	1,685,686
Construction & Engineering Total			1,685,686
Electrical Equipment — 3.4%
	American Superconductor Corp. (a)	61,570	1,716,571
	AO Smith Corp.	38,230	1,146,518
	AZZ, Inc. (a)	54,060	1,878,585
	II-VI, Inc. (a)	108,149	2,595,576
	Regal-Beloit Corp.	73,100	2,888,181
Electrical Equipment Total			10,225,431
Machinery — 4.1%
	Badger Meter, Inc.	48,620	1,974,944
	Bucyrus International, Inc.	27,070	776,368
	Dynamic Materials Corp.	41,640	747,022
	ESCO Technologies, Inc. (a)	37,589	1,526,865
	Kaydon Corp.	63,420	2,181,648
	Lindsay Corp.	9,173	292,252
	Nordson Corp.	32,756	1,257,830
	Wabtec Corp.	103,248	3,683,889
Machinery Total			12,440,818
Marine — 1.2%
	Genco Shipping & Trading Ltd.	62,797	1,642,141
	Kirby Corp. (a)	58,140	1,954,667
Marine Total			3,596,808
Professional Services — 0.5%
	Exponent, Inc. (a)	57,570	1,512,364
Professional Services Total			1,512,364
Road & Rail — 0.5%
	Old Dominion Freight Line, Inc. (a)	57,070	1,680,711
Road & Rail Total			1,680,711

5

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Trading Companies & Distributors — 0.7%
Beacon Roofing Supply, Inc. (a)	158,000	2,291,000
Trading Companies & Distributors Total		2,291,000
INDUSTRIALS TOTAL		51,341,675
INFORMATION TECHNOLOGY — 24.5%
Communications Equipment — 4.4%
Arris Group, Inc. (a)	204,293	2,476,031
Brocade Communications Systems, Inc. (a)	257,610	1,890,857
Comtech Telecommunications Corp. (a)	68,470	1,995,216
Digi International, Inc. (a)	140,137	1,213,586
Polycom, Inc. (a)	225,480	3,903,059
Riverbed Technology, Inc. (a)	95,630	1,921,207
Communications Equipment Total		13,399,956
Electronic Equipment, Instruments & Components — 2.2%
Brightpoint, Inc. (a)	741,310	4,388,555
TTM Technologies, Inc. (a)	238,420	2,121,938
Electronic Equipment, Instruments & Components Total		6,510,493
Internet Software & Services — 5.9%
comScore, Inc. (a)	155,150	1,729,923
Digital River, Inc. (a)	100,840	3,845,029
Equinix, Inc. (a)	50,972	3,792,317
Switch & Data Facilities Co., Inc. (a)	179,880	2,365,422
ValueClick, Inc. (a)	206,130	2,277,736
Websense, Inc. (a)	207,292	3,762,350
Internet Software & Services Total		17,772,777
IT Services — 2.6%
Cybersource Corp. (a)	93,840	1,219,920
Syntel, Inc.	107,990	3,102,553
TeleTech Holdings, Inc. (a)	310,817	3,583,720
IT Services Total		7,906,193
Semiconductors & Semiconductor Equipment — 4.2%
Atheros Communications, Inc. (a)	84,920	1,423,259
Cabot Microelectronics Corp. (a)	76,310	2,132,865
Cavium Networks, Inc. (a)	178,990	2,584,616
Hittite Microwave Corp. (a)	45,990	1,650,121
Monolithic Power Systems, Inc. (a)	116,820	2,419,342

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — (continued)
	Skyworks Solutions, Inc. (a)	267,210	2,546,511
Semiconductors & Semiconductor Equipment Total			12,756,714
Software — 5.2%
	ANSYS, Inc. (a)	82,490	2,463,151
	Cadence Design Systems, Inc. (a)	218,300	1,233,395
	Concur Technologies, Inc. (a)	74,090	2,185,655
	Informatica Corp. (a)	136,998	2,237,177
	Net 1 UEPS Technologies, Inc. (a)	170,075	2,076,616
	Solera Holdings, Inc. (a)	68,620	1,571,398
	THQ, Inc. (a)	277,930	1,787,090
	Wind River Systems, Inc. (a)	293,600	2,316,504
Software Total			15,870,986
INFORMATION TECHNOLOGY TOTAL			74,217,119
MATERIALS — 3.1%
Chemicals — 1.9%
	Calgon Carbon Corp. (a)	93,310	1,075,865
	Koppers Holdings, Inc.	80,266	2,029,927
	NewMarket Corp.	24,830	1,801,913
	Solutia, Inc. (a)	178,830	876,267
Chemicals Total			5,783,972
Containers & Packaging — 0.8%
	Greif, Inc., Class A	49,170	2,375,894
Containers & Packaging Total			2,375,894
Metals & Mining — 0.4%
	Compass Minerals International, Inc.	19,950	1,069,918
Metals & Mining Total			1,069,918
MATERIALS TOTAL			9,229,784
TELECOMMUNICATION SERVICES — 1.5%
Diversified Telecommunication Services — 0.7%
	Neutral Tandem, Inc. (a)	28,120	815,480
	tw telecom, Inc. (a)	114,920	1,362,951
Diversified Telecommunication Services Total			2,178,431

7

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Wireless Telecommunication Services — 0.8%
	Syniverse Holdings, Inc. (a)	161,976	2,421,541
Wireless Telecommunication Services Total			2,421,541
TELECOMMUNICATION SERVICES TOTAL			4,599,972
UTILITIES — 0.7%
Electric Utilities — 0.7%
	ITC Holdings Corp.	52,050	2,232,425
Electric Utilities Total			2,232,425
UTILITIES TOTAL			2,232,425

	Total Common Stocks (cost of $316,707,857)		298,124,137

		Par ($)
Short-Term Obligation — 1.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/09, due 06/01/09 at 0.110%, collateralized by a U.S. Treasury obligation maturing 05/31/12, market value $5,084,346 (repurchase proceeds $4,980,046)	4,980,000	4,980,000

	Total Short-Term Obligation (cost of $4,980,000)		4,980,000

	Total Investments — 100.0% (cost of $321,687,857)(b)(c)		303,104,137

	Other Assets & Liabilities, Net — 0.0%		1,276

	Net Assets — 100.0%		303,105,413

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$298,124,137	$—
	Level 2 – Other Significant Observable Inputs	4,980,000	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$303,104,137	$—

8

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $321,687,857.

(c)	Unrealized appreciation and depreciation at May 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
	$34,396,769	$(52,980,489)	$(18,583,720)

Acronym	Name
ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
May 31, 2009 (Unaudited)	Columbia Small Cap Index Fund

		Shares	Value ($)*
Common Stocks — 97.6%
CONSUMER DISCRETIONARY — 15.7%
Auto Components — 0.3%
	Drew Industries, Inc. (a)	61,200	878,220
	Spartan Motors, Inc.	103,200	974,208
	Standard Motor Products, Inc.	37,800	199,206
	Superior Industries International, Inc.	73,300	885,464
Auto Components Total			2,937,098
Automobiles — 0.1%
	Winnebago Industries, Inc.	91,800	704,106
Automobiles Total			704,106
Distributors — 0.0%
	Audiovox Corp., Class A (a)	58,500	340,470
Distributors Total			340,470
Diversified Consumer Services — 1.2%
	American Public Education, Inc. (a)	50,500	1,649,835
	Capella Education Co. (a)	44,800	2,338,112
	Coinstar, Inc. (a)	94,000	2,784,280
	Hillenbrand, Inc.	195,300	3,351,348
	Pre-Paid Legal Services, Inc. (a)	23,000	974,280
	Universal Technical Institute, Inc. (a)	64,100	891,631
Diversified Consumer Services Total			11,989,486
Hotels, Restaurants & Leisure — 3.7%
	Buffalo Wild Wings, Inc. (a)	56,500	2,005,750
	California Pizza Kitchen, Inc. (a)	76,200	1,062,990
	CEC Entertainment, Inc. (a)	71,750	2,305,327
	CKE Restaurants, Inc.	172,600	1,418,772
	Cracker Barrel Old Country Store, Inc.	70,700	2,221,394
	DineEquity, Inc.	48,400	1,342,132
	Interval Leisure Group, Inc. (a)	124,300	1,189,551
	Jack in the Box, Inc. (a)	179,700	4,726,110
	Landry’s Restaurants, Inc. (a)	39,300	395,751
	Marcus Corp.	66,700	729,031
	Monarch Casino & Resort, Inc. (a)	36,200	294,306
	Multimedia Games, Inc. (a)	73,200	262,056
	O’Charleys, Inc.	67,300	543,111
	P.F. Chang’s China Bistro, Inc. (a)	76,200	2,433,828
	Papa John’s International, Inc. (a)	67,700	1,834,670
	Peet’s Coffee & Tea, Inc. (a)	38,700	1,009,683
	Pinnacle Entertainment, Inc. (a)	189,500	2,018,175
	Red Robin Gourmet Burgers, Inc. (a)	48,900	845,970
	Ruby Tuesday, Inc. (a)	166,900	1,031,442

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Hotels, Restaurants & Leisure — (continued)
	Ruth’s Hospitality Group, Inc. (a)	61,100	235,846
	Shuffle Master, Inc. (a)	169,450	743,886
	Sonic Corp. (a)	191,300	1,803,959
	Steak n Shake Co. (a)	90,700	786,369
	Texas Roadhouse, Inc., Class A (a)	160,200	1,863,126
	WMS Industries, Inc. (a)	155,850	5,527,999
Hotels, Restaurants & Leisure Total			38,631,234
Household Durables — 0.9%
	Ethan Allen Interiors, Inc.	90,900	1,114,434
	Helen of Troy Ltd. (a)	95,200	1,838,312
	La-Z-Boy, Inc.	162,600	304,062
	M/I Homes, Inc.	58,000	670,480
	Meritage Homes Corp. (a)	97,500	2,034,825
	National Presto Industries, Inc.	15,100	1,230,348
	Russ Berrie & Co., Inc. (a)	53,200	168,112
	Skyline Corp.	21,500	427,205
	Standard Pacific Corp. (a)	292,800	714,432
	Universal Electronics, Inc. (a)	44,200	867,204
Household Durables Total			9,369,414
Internet & Catalog Retail — 0.7%
	Blue Nile, Inc. (a)	45,800	2,102,220
	HSN, Inc. (a)	124,300	1,404,590
	NutriSystem, Inc.	96,700	1,324,790
	PetMed Express, Inc. (a)	73,700	1,077,494
	Stamps.com, Inc. (a)	41,600	369,408
	Ticketmaster (a)	126,500	984,170
Internet & Catalog Retail Total			7,262,672
Leisure Equipment & Products — 1.0%
	Arctic Cat, Inc.	37,700	151,177
	Brunswick Corp.	278,500	1,286,670
	JAKKS Pacific, Inc. (a)	88,200	1,124,550
	Nautilus Group, Inc. (a)	70,600	98,134
	Polaris Industries, Inc.	102,600	3,259,602
	Pool Corp.	152,550	2,658,946
	RC2 Corp. (a)	54,500	655,635
	Sturm Ruger & Co., Inc.	60,200	714,574
Leisure Equipment & Products Total			9,949,288

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Media — 0.3%
	Arbitron, Inc.	83,500	1,662,485
	EW Scripps Co., Class A	91,800	179,010
	Live Nation, Inc. (a)	263,900	1,509,508
Media Total			3,351,003
Multiline Retail — 0.2%
	Fred’s, Inc., Class A	126,250	1,619,788
	Tuesday Morning Corp. (a)	97,900	343,629
Multiline Retail Total			1,963,417
Specialty Retail — 4.8%
	Aaron Rents, Inc.	169,550	5,522,243
	Big 5 Sporting Goods Corp.	68,000	737,800
	Brown Shoe Co., Inc.	133,675	1,085,441
	Buckle, Inc.	74,250	2,656,665
	Cabela’s, Inc. (a)	124,700	1,657,263
	Cato Corp., Class A	92,800	1,785,472
	Charlotte Russe Holding, Inc. (a)	66,300	672,945
	Children’s Place Retail Stores, Inc. (a)	76,100	2,732,751
	Christopher & Banks Corp.	112,100	580,678
	Dress Barn, Inc. (a)	142,200	2,251,026
	Finish Line, Inc., Class A	173,199	1,196,805
	Genesco, Inc. (a)	60,800	1,568,032
	Group 1 Automotive, Inc.	75,800	1,622,878
	Gymboree Corp. (a)	91,700	3,379,145
	Haverty Furniture Companies, Inc.	58,600	616,472
	Hibbett Sports, Inc. (a)	90,100	1,624,503
	HOT Topic, Inc. (a)	138,400	997,864
	Jo-Ann Stores, Inc. (a)	81,650	1,764,457
	Jos. A. Bank Clothiers, Inc. (a)	57,675	2,182,999
	Lithia Motors, Inc., Class A	52,400	288,724
	MarineMax, Inc. (a)	58,500	173,160
	Men’s Wearhouse, Inc.	163,500	2,794,215
	Midas, Inc. (a)	44,300	443,000
	OfficeMax, Inc.	241,000	1,988,250
	Pep Boys-Manny, Moe & Jack, Inc.	135,000	951,750
	Sonic Automotive, Inc., Class A	88,600	842,586
	Stage Stores, Inc.	120,075	1,456,510
	Stein Mart, Inc. (a)	80,300	556,479
	Tractor Supply Co. (a)	100,100	3,841,838
	Tween Brands, Inc. (a)	78,200	412,114
	Zale Corp. (a)	100,700	392,730

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Specialty Retail — (continued)
	Zumiez, Inc. (a)	63,500	566,420
Specialty Retail Total			49,343,215
Textiles, Apparel & Luxury Goods — 2.5%
	Carter’s, Inc. (a)	178,000	4,209,700
	CROCS, Inc. (a)	262,200	763,002
	Deckers Outdoor Corp. (a)	41,400	2,399,544
	Fossil, Inc. (a)	140,850	3,152,223
	Iconix Brand Group, Inc. (a)	183,400	2,969,246
	K-Swiss, Inc., Class A	84,800	742,000
	Liz Claiborne, Inc.	300,500	1,352,250
	Maidenform Brands, Inc. (a)	59,200	764,864
	Movado Group, Inc.	57,000	432,060
	Oxford Industries, Inc.	43,100	399,537
	Perry Ellis International, Inc. (a)	33,300	272,061
	Quiksilver, Inc. (a)	400,900	1,222,745
	Skechers U.S.A., Inc., Class A (a)	104,900	996,550
	True Religion Apparel, Inc. (a)	57,900	1,335,174
	Unifirst Corp.	45,200	1,543,580
	Volcom, Inc. (a)	50,000	683,500
	Wolverine World Wide, Inc.	156,400	3,098,284
Textiles, Apparel & Luxury Goods Total			26,336,320
CONSUMER DISCRETIONARY TOTAL			162,177,723
CONSUMER STAPLES — 3.9%
Beverages — 0.1%
	Boston Beer Co., Inc., Class A (a)	32,000	912,640
Beverages Total			912,640
Food & Staples Retailing — 1.1%
	Andersons, Inc.	57,500	1,443,250
	Casey’s General Stores, Inc.	160,600	4,051,938
	Great Atlantic & Pacific Tea Co., Inc. (a)	95,500	378,180
	Nash Finch Co.	40,400	1,184,124
	Spartan Stores, Inc.	70,200	871,182
	United Natural Foods, Inc. (a)	135,600	3,082,188
Food & Staples Retailing Total			11,010,862
Food Products — 1.9%
	Cal-Maine Foods, Inc.	39,800	972,712
	Darling International, Inc. (a)	258,300	1,955,331
	Diamond Foods, Inc.	51,700	1,524,633

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — (continued)
	Green Mountain Coffee Roasters, Inc. (a)	56,200	4,691,014
	Hain Celestial Group, Inc. (a)	127,900	2,196,043
	J & J Snack Foods Corp.	44,000	1,650,880
	Lance, Inc.	99,600	2,124,468
	Sanderson Farms, Inc.	55,200	2,407,272
	TreeHouse Foods, Inc. (a)	99,700	2,664,981
Food Products Total			20,187,334
Household Products — 0.3%
	Central Garden & Pet Co., Class A (a)	223,500	2,201,475
	WD-40 Co.	52,100	1,353,558
Household Products Total			3,555,033
Personal Products — 0.4%
	Chattem, Inc. (a)	61,000	3,643,530
	Mannatech, Inc.	49,300	151,351
Personal Products Total			3,794,881
Tobacco — 0.1%
	Alliance One International, Inc. (a)	281,100	1,338,036
Tobacco Total			1,338,036
CONSUMER STAPLES TOTAL			40,798,786
ENERGY — 5.2%
Energy Equipment & Services — 3.4%
	Atwood Oceanics, Inc. (a)	176,400	4,667,544
	Basic Energy Services, Inc. (a)	71,200	720,544
	Bristow Group, Inc. (a)	91,900	2,906,797
	CARBO Ceramics, Inc.	62,050	2,346,731
	Dril-Quip, Inc. (a)	94,900	3,921,268
	Gulf Island Fabrication, Inc.	45,200	718,680
	Hornbeck Offshore Services, Inc. (a)	73,400	2,036,116
	ION Geophysical Corp. (a)	283,600	802,588
	Lufkin Industries, Inc.	46,900	2,128,322
	Matrix Service Co. (a)	78,600	889,752
	NATCO Group, Inc., Class A (a)	63,000	1,782,900
	Oil States International, Inc. (a)	156,400	4,086,732
	Pioneer Drilling Co. (a)	157,900	988,454
	SEACOR Holdings, Inc. (a)	63,200	4,829,112
	Superior Well Services, Inc. (a)	52,200	524,088
	Tetra Technologies, Inc. (a)	235,550	2,049,285
Energy Equipment & Services Total			35,398,913

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — 1.8%
	Holly Corp.	129,700	3,137,443
	Penn Virginia Corp.	143,200	2,737,984
	Petroleum Development Corp. (a)	47,000	851,170
	Petroquest Energy, Inc. (a)	137,000	758,980
	Southern Union Co.	1	17
	St. Mary Land & Exploration Co.	196,800	4,262,688
	Stone Energy Corp. (a)	110,100	930,345
	Swift Energy Co. (a)	97,700	1,605,211
	World Fuel Services Corp.	92,700	3,934,188
Oil, Gas & Consumable Fuels Total			18,218,026
ENERGY TOTAL			53,616,939
FINANCIALS — 17.6%
Capital Markets — 1.7%
	Greenhill & Co., Inc.	58,200	4,277,700
	Investment Technology Group, Inc. (a)	136,900	2,847,520
	LaBranche & Co., Inc. (a)	165,800	714,598
	optionsXpress Holdings, Inc.	131,400	2,245,626
	Piper Jaffray Companies, Inc. (a)	49,500	1,785,465
	Stifel Financial Corp. (a)	85,400	3,718,316
	SWS Group, Inc.	86,650	1,109,987
	TradeStation Group, Inc. (a)	100,900	827,380
Capital Markets Total			17,526,592
Commercial Banks — 5.9%
	Bank of the Ozarks, Inc.	39,300	993,897
	Boston Private Financial Holdings, Inc.	201,400	1,002,972
	Cascade Bancorp	88,700	171,191
	Central Pacific Financial Corp.	90,800	542,984
	Columbia Banking System, Inc.	57,400	623,938
	Community Bank System, Inc.	103,100	1,598,050
	East West Bancorp, Inc.	201,400	1,625,298
	First Bancorp Puerto Rico	239,700	1,172,133
	First Commonwealth Financial Corp.	236,400	1,749,360
	First Financial Bancorp	100,600	858,118
	First Financial Bankshares, Inc.	65,700	3,208,131
	First Midwest Bancorp, Inc.	153,600	1,336,320
	Frontier Financial Corp.	148,800	221,712
	Glacier Bancorp, Inc.	194,307	3,219,667
	Hancock Holding Co.	75,300	2,630,229
	Hanmi Financial Corp.	117,500	169,200
	Home Bancshares, Inc.	42,000	837,900

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	Independent Bank Corp. MA	63,020	102,723
	Independent Bank Corp. MI	65,800	1,337,056
	Irwin Financial Corp. (a)	60,100	63,706
	Nara Bancorp, Inc.	70,500	313,020
	National Penn Bancshares, Inc.	259,400	1,571,964
	NBT Bancorp, Inc.	103,100	2,262,014
	Old National Bancorp	209,500	2,511,905
	Pinnacle Financial Partners, Inc. (a)	75,800	1,099,100
	PrivateBancorp, Inc.	116,900	2,341,507
	Prosperity Bancshares, Inc.	129,600	3,636,576
	S&T Bancorp, Inc.	74,200	1,108,548
	Signature Bank (a)	111,300	3,010,665
	South Financial Group, Inc.	267,800	508,820
	Sterling Bancorp NY	57,000	523,260
	Sterling Bancshares, Inc.	253,950	1,610,043
	Sterling Financial Corp.	165,525	686,929
	Susquehanna Bancshares, Inc.	272,000	1,942,080
	Tompkins Financial Corp.	21,100	1,020,185
	UCBH Holdings, Inc.	370,500	574,275
	UMB Financial Corp.	93,100	3,736,103
	Umpqua Holdings Corp.	190,100	1,615,850
	United Bankshares, Inc.	119,300	2,516,037
	United Community Banks, Inc.	129,906	1,006,771
	Whitney Holding Corp.	202,200	2,507,280
	Wilshire Bancorp, Inc.	61,100	294,502
	Wintrust Financial Corp.	75,400	1,357,200
Commercial Banks Total			61,219,219
Consumer Finance — 0.5%
	Cash America International, Inc.	93,300	2,147,766
	First Cash Financial Services, Inc. (a)	81,300	1,228,443
	Rewards Network, Inc. (a)	85,800	351,780
	World Acceptance Corp. (a)	51,000	1,021,530
Consumer Finance Total			4,749,519
Diversified Financial Services — 0.4%
	Financial Federal Corp.	81,600	2,022,864
	Portfolio Recovery Associates, Inc. (a)	48,400	1,740,948
Diversified Financial Services Total			3,763,812
Insurance — 2.8%
	American Physicians Capital, Inc.	23,900	921,823
	Amerisafe, Inc. (a)	59,600	962,540

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — (continued)
	Delphi Financial Group, Inc., Class A	138,950	2,645,608
	eHealth, Inc. (a)	79,200	1,267,200
	Infinity Property & Casualty Corp.	44,500	1,638,045
	National Financial Partners Corp.	126,000	762,300
	Navigators Group, Inc. (a)	42,100	1,841,454
	Presidential Life Corp.	68,200	587,884
	ProAssurance Corp. (a)	105,300	4,760,613
	RLI Corp.	56,400	2,642,904
	Safety Insurance Group, Inc.	51,500	1,607,315
	Selective Insurance Group, Inc.	166,500	2,199,465
	Stewart Information Services Corp.	57,400	883,960
	Tower Group, Inc.	110,300	2,635,067
	United Fire & Casualty Co.	70,600	1,229,146
	Zenith National Insurance Corp.	117,900	2,528,955
Insurance Total			29,114,279
Real Estate Investment Trusts (REITs) — 5.7%
	Acadia Realty Trust	122,932	1,649,747
	BioMed Realty Trust, Inc.	306,500	3,012,895
	Cedar Shopping Centers, Inc.	140,500	724,980
	Colonial Properties Trust	153,500	1,194,230
	DiamondRock Hospitality Co.	333,400	2,167,100
	EastGroup Properties, Inc.	79,200	2,701,512
	Entertainment Properties Trust	109,700	2,229,104
	Extra Space Storage, Inc.	271,000	2,035,210
	Franklin Street Properties Corp.	187,000	2,356,200
	Home Properties, Inc.	103,800	3,456,540
	Inland Real Estate Corp.	227,200	1,585,856
	Kilroy Realty Corp.	131,800	2,806,022
	Kite Realty Group Trust	186,300	603,612
	LaSalle Hotel Properties	163,600	2,238,048
	Lexington Realty Trust	248,016	1,051,588
	LTC Properties, Inc.	73,100	1,521,211
	Medical Properties Trust, Inc.	241,200	1,519,560
	Mid-America Apartment Communities, Inc.	89,200	3,237,068
	National Retail Properties, Inc.	249,600	4,270,656
	Parkway Properties, Inc.	68,300	890,632
	Pennsylvania Real Estate Investment Trust	124,500	694,710
	Post Properties, Inc.	139,600	2,126,108

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — (continued)
	PS Business Parks, Inc.	47,200	2,117,864
	Senior Housing Properties Trust	380,300	6,370,025
	Sovran Self Storage, Inc.	69,500	1,679,120
	Tanger Factory Outlet Centers, Inc.	116,200	3,760,232
	Urstadt Biddle Properties, Inc., Class A	67,600	894,348
Real Estate Investment Trusts (REITs) Total			58,894,178
Real Estate Management & Development — 0.1%
	Forestar Real Estate Group, Inc. (a)	113,300	1,377,728
Real Estate Management & Development Total			1,377,728
Thrifts & Mortgage Finance — 0.5%
	Bank Mutual Corp.	150,600	1,365,942
	Brookline Bancorp, Inc.	184,400	1,814,496
	Dime Community Bancshares	83,100	740,421
	Guaranty Financial Group, Inc. (a)	344,100	110,112
	TrustCo Bank Corp. NY	239,700	1,351,908
Thrifts & Mortgage Finance Total			5,382,879
FINANCIALS TOTAL			182,028,206
HEALTH CARE — 11.7%
Biotechnology — 0.9%
	ArQule, Inc. (a)	90,100	447,797
	Cubist Pharmaceuticals, Inc. (a)	181,800	3,101,508
	Martek Biosciences Corp. (a)	104,700	2,218,593
	Regeneron Pharmaceuticals, Inc. (a)	199,600	3,055,876
	Savient Pharmaceuticals, Inc. (a)	166,700	1,058,545
Biotechnology Total			9,882,319
Health Care Equipment & Supplies — 3.6%
	Abaxis, Inc. (a)	69,200	1,210,308
	American Medical Systems Holdings, Inc. (a)	232,800	3,531,576
	Analogic Corp.	40,400	1,474,196
	CONMED Corp. (a)	91,700	1,444,275
	Cooper Companies, Inc.	142,600	3,780,326
	CryoLife, Inc. (a)	89,000	417,410
	Cyberonics, Inc. (a)	73,400	1,063,566
	Greatbatch, Inc. (a)	72,800	1,504,048
	Haemonetics Corp. (a)	80,300	4,274,369
	ICU Medical, Inc. (a)	41,000	1,482,560
	Integra LifeSciences Holdings Corp. (a)	63,100	1,638,076
	Invacare Corp.	101,500	1,723,470
	Kensey Nash Corp. (a)	36,400	911,456

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — (continued)
	Meridian Bioscience, Inc.	127,600	2,438,436
	Merit Medical Systems, Inc. (a)	88,700	1,214,303
	Natus Medical, Inc. (a)	88,400	903,448
	Neogen Corp. (a)	46,500	1,024,860
	Osteotech, Inc. (a)	56,600	237,154
	Palomar Medical Technologies, Inc. (a)	58,400	593,928
	SurModics, Inc. (a)	46,200	913,374
	Symmetry Medical, Inc. (a)	113,200	870,508
	Theragenics Corp. (a)	105,000	126,000
	West Pharmaceutical Services, Inc.	103,400	3,341,888
	Zoll Medical Corp. (a)	66,600	1,118,214
Health Care Equipment & Supplies Total			37,237,749
Health Care Providers & Services — 5.4%
	Air Methods Corp. (a)	33,700	889,343
	Almost Family, Inc. (a)	20,100	533,856
	Amedisys, Inc. (a)	86,099	2,619,132
	AMERIGROUP Corp. (a)	167,750	4,841,265
	AMN Healthcare Services, Inc. (a)	102,900	740,880
	AmSurg Corp. (a)	99,400	1,856,792
	Bio-Reference Labs, Inc. (a)	36,600	995,886
	Catalyst Health Solutions, Inc. (a)	121,500	2,598,885
	Centene Corp. (a)	135,900	2,470,662
	Chemed Corp.	71,200	2,724,824
	Corvel Corp. (a)	24,100	516,704
	Cross Country Healthcare, Inc. (a)	97,200	754,272
	Genoptix, Inc. (a)	30,100	875,308
	Gentiva Health Services, Inc. (a)	91,100	1,451,223
	Hanger Orthopedic Group, Inc. (a)	97,900	1,439,130
	Healthspring, Inc. (a)	154,300	1,498,253
	Healthways, Inc. (a)	106,300	1,272,411
	HMS Holdings Corp. (a)	80,600	2,833,090
	inVentiv Health, Inc. (a)	105,400	1,328,040
	Landauer, Inc.	29,400	1,694,322
	LCA-Vision, Inc. (a)	58,600	363,906
	LHC Group, Inc. (a)	46,600	1,075,062
	Magellan Health Services, Inc. (a)	115,700	3,454,802
	Medcath Corp. (a)	62,000	660,920
	Mednax, Inc. (a)	144,300	5,844,150
	Molina Healthcare, Inc. (a)	44,200	1,058,148

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — (continued)
	MWI Veterinary Supply, Inc. (a)	38,300	1,119,509
	Odyssey Healthcare, Inc. (a)	103,550	1,016,861
	PharMerica Corp. (a)	96,300	1,689,102
	PSS World Medical, Inc. (a)	191,200	3,072,584
	RehabCare Group, Inc. (a)	58,100	1,267,742
	Res-Care, Inc. (a)	80,900	1,144,735
Health Care Providers & Services Total			55,701,799
Health Care Technology — 0.6%
	Computer Programs & Systems, Inc.	29,600	1,012,320
	Eclipsys Corp. (a)	177,400	2,616,650
	Omnicell, Inc. (a)	99,000	909,810
	Phase Forward, Inc. (a)	135,500	1,897,000
Health Care Technology Total			6,435,780
Life Sciences Tools & Services — 0.7%
	Cambrex Corp. (a)	92,300	332,280
	Dionex Corp. (a)	56,000	3,156,160
	Enzo Biochem, Inc. (a)	102,720	433,478
	eResearchTechnology, Inc. (a)	137,700	824,823
	Kendle International, Inc. (a)	42,200	438,880
	PAREXEL International Corp. (a)	182,000	1,874,600
Life Sciences Tools & Services Total			7,060,221
Pharmaceuticals — 0.5%
	Noven Pharmaceuticals, Inc. (a)	78,600	872,460
	Par Pharmaceutical Companies, Inc. (a)	110,000	1,468,500
	Salix Pharmaceuticals Ltd. (a)	151,800	1,378,344
	Viropharma, Inc. (a)	244,500	1,699,275
Pharmaceuticals Total			5,418,579
HEALTH CARE TOTAL			121,736,447
INDUSTRIALS — 17.1%
Aerospace & Defense — 3.0%
	AAR Corp. (a)	122,200	1,796,340
	Aerovironment, Inc. (a)	49,300	1,376,456
	American Science & Engineering, Inc.	28,800	1,800,864
	Applied Signal Technology, Inc.	41,000	858,130
	Axsys Technologies, Inc. (a)	29,200	1,433,136
	Ceradyne, Inc. (a)	81,600	1,844,160
	Cubic Corp.	49,000	1,869,350
	Curtiss-Wright Corp.	142,800	4,181,184
	Esterline Technologies Corp. (a)	93,800	2,564,492

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Aerospace & Defense — (continued)
	GenCorp, Inc. (a)	156,800	315,168
	Moog, Inc., Class A (a)	134,375	3,211,563
	Orbital Sciences Corp. (a)	180,600	2,658,432
	Stanley, Inc. (a)	42,400	1,106,216
	Teledyne Technologies, Inc. (a)	113,800	3,740,606
	Triumph Group, Inc.	52,400	2,065,084
Aerospace & Defense Total			30,821,181
Air Freight & Logistics — 0.4%
	Forward Air Corp.	91,450	1,949,714
	HUB Group, Inc., Class A (a)	119,500	2,361,320
Air Freight & Logistics Total			4,311,034
Airlines — 0.2%
	Skywest, Inc.	179,900	1,843,975
Airlines Total			1,843,975
Building Products — 0.9%
	Apogee Enterprises, Inc.	87,900	1,082,928
	Gibraltar Industries, Inc.	85,200	657,744
	Griffon Corp. (a)	153,500	1,487,415
	NCI Building Systems, Inc. (a)	62,200	279,900
	Quanex Building Products Corp.	119,000	1,313,760
	Simpson Manufacturing Co., Inc.	118,300	2,465,372
	Universal Forest Products, Inc.	53,200	1,620,472
Building Products Total			8,907,591
Commercial Services & Supplies — 2.3%
	ABM Industries, Inc.	140,700	2,276,526
	ATC Technology Corp. (a)	62,500	911,250
	Bowne & Co., Inc.	87,732	471,118
	Consolidated Graphics, Inc. (a)	34,900	566,427
	G&K Services, Inc., Class A	58,400	1,252,096
	Geo Group, Inc. (a)	161,500	2,638,910
	Healthcare Services Group, Inc.	135,800	2,373,784
	Interface, Inc., Class A	177,600	1,125,984
	Mobile Mini, Inc. (a)	112,000	1,412,320
	Standard Register Co.	40,000	133,200
	Sykes Enterprises, Inc. (a)	105,600	1,721,280
	Tetra Tech, Inc. (a)	190,100	4,879,867
	United Stationers, Inc. (a)	74,900	2,682,169

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Commercial Services & Supplies — (continued)
	Viad Corp.	64,000	940,160
Commercial Services & Supplies Total			23,385,091
Construction & Engineering — 0.6%
	EMCOR Group, Inc. (a)	207,300	4,658,031
	Insituform Technologies, Inc., Class A (a)	121,500	1,772,685
Construction & Engineering Total			6,430,716
Electrical Equipment — 2.3%
	A.O. Smith Corp.	71,500	2,144,285
	Acuity Brands, Inc.	127,700	3,470,886
	AZZ, Inc. (a)	39,800	1,383,050
	Baldor Electric Co.	146,100	3,388,059
	Belden, Inc.	147,150	2,695,788
	Brady Corp., Class A	162,000	4,014,360
	C&D Technologies, Inc. (a)	82,900	148,391
	II-VI, Inc. (a)	76,500	1,836,000
	MagneTek, Inc. (a)	98,100	127,530
	Regal-Beloit Corp.	111,200	4,393,512
	Vicor Corp.	61,900	336,736
Electrical Equipment Total			23,938,597
Industrial Conglomerates — 0.1%
	Standex International Corp.	39,000	397,020
	Tredegar Corp.	61,000	855,220
Industrial Conglomerates Total			1,252,240
Machinery — 4.4%
	Actuant Corp., Class A	178,100	2,187,068
	Albany International Corp., Class A	84,300	1,125,405
	Astec Industries, Inc. (a)	62,600	1,916,812
	Barnes Group, Inc.	132,200	2,017,372
	Briggs & Stratton Corp.	157,400	2,392,480
	Cascade Corp.	26,700	770,829
	CIRCOR International, Inc.	53,400	1,302,960
	CLARCOR, Inc.	160,700	4,605,662
	EnPro Industries, Inc. (a)	64,000	1,127,040
	ESCO Technologies, Inc. (a)	82,700	3,359,274
	Gardner Denver, Inc. (a)	163,700	4,639,258
	John Bean Technologies Corp.	87,000	1,308,480
	Kaydon Corp.	106,300	3,656,720
	Lindsay Corp.	38,800	1,236,168
	Lydall, Inc. (a)	52,600	194,094

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — (continued)
	Mueller Industries, Inc.	117,300	2,577,081
	Robbins & Myers, Inc.	103,600	1,982,904
	Toro Co.	113,100	3,483,480
	Valmont Industries, Inc.	55,500	3,807,855
	Wabash National Corp.	97,000	121,250
	Watts Water Technologies, Inc., Class A	92,800	1,903,328
Machinery Total			45,715,520
Marine — 0.5%
	Kirby Corp. (a)	169,900	5,712,038
Marine Total			5,712,038
Professional Services — 0.6%
	Administaff, Inc.	69,100	1,485,650
	CDI Corp.	40,600	455,938
	Heidrick & Struggles International, Inc.	51,700	948,695
	On Assignment, Inc. (a)	112,800	402,696
	School Specialty, Inc. (a)	50,500	960,510
	Spherion Corp. (a)	165,800	570,352
	TrueBlue, Inc. (a)	136,700	1,166,051
	Volt Information Sciences, Inc. (a)	38,200	254,412
Professional Services Total			6,244,304
Road & Rail — 1.0%
	Arkansas Best Corp.	79,900	2,245,989
	Heartland Express, Inc.	169,268	2,657,508
	Knight Transportation, Inc.	179,100	3,177,234
	Old Dominion Freight Line, Inc. (a)	87,150	2,566,567
Road & Rail Total			10,647,298
Trading Companies & Distributors — 0.8%
	Applied Industrial Technologies, Inc.	114,625	2,380,761
	Kaman Corp.	80,500	1,275,925
	Lawson Products, Inc.	13,200	147,840
	Watsco, Inc.	89,600	4,411,008
Trading Companies & Distributors Total			8,215,534
INDUSTRIALS TOTAL			177,425,119
INFORMATION TECHNOLOGY — 17.6%
Communications Equipment — 2.3%
	Arris Group, Inc. (a)	388,800	4,712,256
	Bel Fuse, Inc., Class B	36,200	488,700

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Communications Equipment — (continued)
Black Box Corp.	55,400	1,823,768
Blue Coat Systems, Inc. (a)	123,300	1,747,161
Comtech Telecommunications Corp. (a)	88,900	2,590,546
Digi International, Inc. (a)	79,200	685,872
EMS Technologies, Inc. (a)	48,000	938,400
Harmonic, Inc. (a)	301,300	1,741,514
NETGEAR, Inc. (a)	108,600	1,523,658
Network Equipment Technologies, Inc. (a)	92,300	350,740
PC-Tel, Inc. (a)	57,600	320,256
Symmetricom, Inc. (a)	139,000	714,460
Tekelec (a)	209,300	3,417,869
Tollgrade Communications, Inc. (a)	41,800	234,916
ViaSat, Inc. (a)	86,200	2,161,896
Communications Equipment Total		23,452,012
Computers & Peripherals — 1.0%
Adaptec, Inc. (a)	384,700	1,046,384
Avid Technology, Inc. (a)	96,075	1,368,108
Hutchinson Technology, Inc. (a)	73,100	154,241
Intermec, Inc. (a)	153,100	1,757,588
Intevac, Inc. (a)	69,300	521,136
Novatel Wireless, Inc. (a)	95,800	1,118,944
Stratasys, Inc. (a)	63,900	668,394
Synaptics, Inc. (a)	107,500	3,775,400
Computers & Peripherals Total		10,410,195
Electronic Equipment, Instruments & Components — 2.9%
Agilysys, Inc.	71,600	462,536
Anixter International, Inc. (a)	94,300	3,868,186
Benchmark Electronics, Inc. (a)	206,125	2,514,725
Brightpoint, Inc. (a)	162,740	963,421
Checkpoint Systems, Inc. (a)	122,600	1,721,304
Cognex Corp.	125,300	1,640,177
CTS Corp.	106,600	615,082
Daktronics, Inc.	107,900	924,703
Electro Scientific Industries, Inc. (a)	85,600	766,976
FARO Technologies, Inc. (a)	52,900	816,247
Gerber Scientific, Inc. (a)	76,200	246,126
Insight Enterprises, Inc. (a)	144,000	1,087,200
Keithley Instruments, Inc.	42,900	184,470

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment, Instruments & Components — (continued)
Littelfuse, Inc. (a)	68,600	1,203,244
LoJack Corp. (a)	54,800	181,936
Mercury Computer Systems, Inc. (a)	71,700	540,618
Methode Electronics, Inc., Class A	119,500	697,880
MTS Systems Corp.	53,200	1,179,976
Newport Corp. (a)	113,700	664,008
Park Electrochemical Corp.	64,700	1,248,063
Plexus Corp. (a)	124,300	2,269,718
RadiSys Corp. (a)	73,600	637,376
Rogers Corp. (a)	49,400	842,764
ScanSource, Inc. (a)	83,400	2,063,316
SYNNEX Corp. (a)	60,000	1,552,800
Technitrol, Inc.	129,500	454,545
TTM Technologies, Inc. (a)	135,200	1,203,280
Electronic Equipment, Instruments & Components Total		30,550,677
Internet Software & Services — 1.3%
Bankrate, Inc. (a)	44,000	1,324,840
comScore, Inc. (a)	57,900	645,585
DealerTrack Holdings, Inc. (a)	125,800	1,805,230
InfoSpace, Inc. (a)	110,300	772,100
j2 Global Communications, Inc. (a)	138,800	3,095,240
Knot, Inc. (a)	90,800	742,744
Perficient, Inc. (a)	101,200	643,632
United Online, Inc.	259,500	1,660,800
Websense, Inc. (a)	142,200	2,580,930
Internet Software & Services Total		13,271,101
IT Services — 1.6%
CACI International, Inc., Class A (a)	94,500	3,625,965
CIBER, Inc. (a)	190,900	612,789
CSG Systems International, Inc. (a)	111,000	1,528,470
Cybersource Corp. (a)	217,899	2,832,687
Forrester Research, Inc. (a)	48,300	1,119,111
Gevity HR, Inc.	78,000	311,220
Heartland Payment Systems, Inc.	77,400	592,110
Integral Systems, Inc. (a)	54,600	414,960
MAXIMUS, Inc.	55,000	2,194,500
Startek, Inc. (a)	36,500	198,195

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
IT Services — (continued)
	Wright Express Corp. (a)	120,900	3,006,783
IT Services Total			16,436,790
Semiconductors & Semiconductor Equipment — 4.6%
	Actel Corp. (a)	81,400	918,192
	Advanced Energy Industries, Inc. (a)	103,200	975,240
	ATMI, Inc. (a)	99,000	1,606,770
	Brooks Automation, Inc. (a)	201,230	786,809
	Cabot Microelectronics Corp. (a)	73,900	2,065,505
	Cohu, Inc.	73,700	681,725
	Cymer, Inc. (a)	93,700	2,601,112
	Cypress Semiconductor Corp. (a)	435,900	3,748,740
	Diodes, Inc. (a)	103,349	1,588,474
	DSP Group, Inc. (a)	71,800	520,550
	Exar Corp. (a)	135,600	875,976
	FEI Co. (a)	117,900	2,565,504
	Hittite Microwave Corp. (a)	59,700	2,142,036
	Kopin Corp. (a)	215,600	849,464
	Kulicke & Soffa Industries, Inc. (a)	192,900	889,269
	Micrel, Inc.	144,600	1,062,810
	Microsemi Corp. (a)	256,200	3,448,452
	MKS Instruments, Inc. (a)	156,500	2,114,315
	Pericom Semiconductor Corp. (a)	79,000	746,550
	Rudolph Technologies, Inc. (a)	97,100	430,153
	Skyworks Solutions, Inc. (a)	522,700	4,981,331
	Standard Microsystems Corp. (a)	69,200	1,276,048
	Supertex, Inc. (a)	40,700	996,743
	TriQuint Semiconductor, Inc. (a)	465,500	2,071,475
	Ultratech, Inc. (a)	74,200	931,952
	Varian Semiconductor Equipment Associates, Inc. (a)	230,725	5,426,652
	Veeco Instruments, Inc. (a)	101,700	1,070,901
Semiconductors & Semiconductor Equipment Total			47,372,748
Software — 3.9%
	Blackbaud, Inc.	138,400	1,919,608
	Catapult Communications Corp. (a)	24,500	229,810
	Commvault Systems, Inc. (a)	131,000	1,617,850
	Concur Technologies, Inc. (a)	133,200	3,929,400
	Ebix, Inc. (a)	28,100	889,927
	Epicor Software Corp. (a)	189,300	973,002
	EPIQ Systems, Inc. (a)	112,700	1,716,421

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
	Informatica Corp. (a)	275,400	4,497,282
	JDA Software Group, Inc. (a)	86,400	1,287,360
	Manhattan Associates, Inc. (a)	74,400	1,308,696
	Micros Systems, Inc. (a)	253,900	6,631,868
	Phoenix Technologies Ltd. (a)	91,800	256,122
	Progress Software Corp. (a)	126,100	2,827,162
	Quality Systems, Inc.	57,400	2,865,982
	Radiant Systems, Inc. (a)	87,100	657,605
	Smith Micro Software, Inc. (a)	88,300	861,808
	Sonic Solutions (a)	84,000	147,000
	SPSS, Inc. (a)	57,500	1,918,775
	Take-Two Interactive Software, Inc. (a)	245,350	2,124,731
	Taleo Corp., Class A (a)	96,700	1,498,850
	THQ, Inc. (a)	211,850	1,362,196
	Tyler Technologies, Inc. (a)	90,700	1,523,760
Software Total			41,045,215
INFORMATION TECHNOLOGY TOTAL			182,538,738
MATERIALS — 4.1%
Chemicals — 1.8%
	A. Schulman, Inc.	82,200	1,227,246
	American Vanguard Corp.	63,800	651,398
	Arch Chemicals, Inc.	78,700	2,211,470
	Balchem Corp.	57,500	1,386,900
	Calgon Carbon Corp. (a)	170,800	1,969,324
	H.B. Fuller Co.	153,500	2,612,570
	NewMarket Corp.	38,900	2,822,973
	OM Group, Inc. (a)	96,300	2,551,950
	Penford Corp.	35,600	217,160
	PolyOne Corp. (a)	291,700	878,017
	Quaker Chemical Corp.	34,500	475,755
	Stepan Co.	22,800	957,828
	Zep, Inc.	66,650	811,130
Chemicals Total			18,773,721
Construction Materials — 0.7%
	Eagle Materials, Inc.	137,600	3,384,960
	Headwaters, Inc. (a)	133,700	530,789
	Texas Industries, Inc.	87,400	2,974,222
Construction Materials Total			6,889,971

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Containers & Packaging — 0.5%
	Myers Industries, Inc.	89,000	898,900
	Rock-Tenn Co., Class A	120,800	4,636,304
Containers & Packaging Total			5,535,204
Metals & Mining — 0.6%
	A.M. Castle & Co.	52,200	548,100
	AMCOL International Corp.	71,100	1,522,251
	Brush Engineered Materials, Inc. (a)	63,500	974,725
	Century Aluminum Co. (a)	174,300	1,047,543
	Olympic Steel, Inc.	28,500	526,110
	RTI International Metals, Inc. (a)	72,900	1,043,199
Metals & Mining Total			5,661,928
Paper & Forest Products — 0.5%
	Buckeye Technologies, Inc. (a)	122,100	619,047
	Clearwater Paper Corp. (a)	35,700	845,019
	Deltic Timber Corp.	33,300	1,118,214
	Neenah Paper, Inc.	46,100	372,949
	Schweitzer-Mauduit International, Inc.	48,500	1,089,795
	Wausau Paper Corp.	154,100	1,115,684
Paper & Forest Products Total			5,160,708
MATERIALS TOTAL			42,021,532
OTHER — 0.0%
Other — 0.0%
	CSF Holdings, Inc. Escrow (a)(b)(c)	2,062	—
Other Total			—
OTHER TOTAL			—
TELECOMMUNICATION SERVICES — 0.4%
Diversified Telecommunication Services — 0.4%
	Fairpoint Communications, Inc.	281,100	283,911
	General Communication, Inc., Class A (a)	139,700	923,417
	Iowa Telecommunications Services, Inc.	101,000	1,195,840
	Neutral Tandem, Inc. (a)	56,100	1,626,900
Diversified Telecommunication Services Total			4,030,068
TELECOMMUNICATION SERVICES TOTAL			4,030,068
UTILITIES — 4.3%
Electric Utilities — 0.9%
	ALLETE, Inc.	86,600	2,287,972
	Central Vermont Public Service Corp.	36,300	586,608
	El Paso Electric Co. (a)	141,800	1,877,432
	UIL Holdings Corp.	92,433	1,916,136

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Electric Utilities — (continued)
	Unisource Energy Corp.	112,500	2,862,000
Electric Utilities Total			9,530,148
Gas Utilities — 2.7%
	Atmos Energy Corp.	289,500	6,948,000
	Laclede Group, Inc.	69,900	2,172,492
	New Jersey Resources Corp.	133,650	4,446,536
	Northwest Natural Gas Co.	83,700	3,552,228
	Piedmont Natural Gas Co.	232,100	5,259,386
	South Jersey Industries, Inc.	93,900	3,134,382
	Southwest Gas Corp.	140,400	2,917,512
Gas Utilities Total			28,430,536
Multi-Utilities — 0.5%
	Avista Corp.	172,600	2,733,984
	CH Energy Group, Inc.	49,900	2,069,353
Multi-Utilities Total			4,803,337
Water Utilities — 0.2%
	American States Water Co.	57,800	1,812,030
Water Utilities Total			1,812,030
UTILITIES TOTAL			44,576,051

	Total Common Stocks (cost of $1,173,459,264)		1,010,949,609
Investment Company — 0.4%
	iShares S&P SmallCap 600 Index Fund	85,000	3,717,900

	Total Investment Company (cost of $3,326,644)		3,717,900

		Par ($)
Short-Term Obligation — 1.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/09, due 06/01/09 at 0.120%, collateralized by a U.S. Government Agency obligation maturing 10/19/17, market value $17,425,200 (repurchase proceeds $17,081,171)	17,081,000	17,081,000

	Total Short-Term Obligation (cost of $17,081,000)		17,081,000

Total Investments — 99.6% (cost of $1,193,866,908)(d)(e)	$1,031,748,509

Other Assets & Liabilities, Net — 0.4%	3,715,185

Net Assets — 100.0%	$1,035,463,694

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.  The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$1,014,667,509	$670,605
	Level 2 – Other Significant Observable Inputs	17,081,000	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$1,031,748,509	$670,605

	*Other financial instruments consist of futures contracts which are not included in the investment portfolio.

(a)	Non-income producing security.

(b)	Security has no value.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2009, this security has no value.

(d)	Cost for federal income tax purposes is $1,193,866,908.

(e)	Unrealized appreciation and depreciation at May 31, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$177,809,910	$(339,928,309)	$(162,118,399)

At May 31, 2009, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
Russell 2000 Mini Index	380	$19,049,400	$18,378,795	Jun -2009	$670,605

On May 31, 2009 cash of $2,400,000 was pledged as collateral for open futures contracts and was being held at the broker of the futures contracts.

INVESTMENT PORTFOLIO

May 31, 2009 (Unaudited)	Columbia Small Cap Value Fund II

		Shares	Value ($)*
Common Stocks — 96.7%
CONSUMER DISCRETIONARY — 10.6%
Diversified Consumer Services — 1.0%
	Stewart Enterprises, Inc., Class A	2,480,000	10,242,400
Diversified Consumer Services Total			10,242,400
Hotels, Restaurants & Leisure — 1.5%
	Bally Technologies, Inc. (a)	290,000	8,120,000
	Papa John’s International, Inc. (a)	305,000	8,265,500
Hotels, Restaurants & Leisure Total			16,385,500
Household Durables — 2.3%
	Helen of Troy Ltd. (a)	620,000	11,972,200
	Ryland Group, Inc.	283,900	4,849,012
	Tupperware Brands Corp.	348,000	8,463,360
Household Durables Total			25,284,572
Media — 0.9%
	World Wrestling Entertainment, Inc.	800,000	9,984,000
Media Total			9,984,000
Specialty Retail — 3.8%
	Chico’s FAS, Inc. (a)	1,100,000	10,736,000
	Foot Locker, Inc.	730,000	8,110,300
	Group 1 Automotive, Inc.	425,000	9,099,250
	Hibbett Sports, Inc. (a)	335,000	6,040,050
	Pier 1 Imports, Inc. (a)	3,300,000	6,600,000
Specialty Retail Total			40,585,600
Textiles, Apparel & Luxury Goods — 1.1%
	Warnaco Group, Inc. (a)	390,000	12,324,000
Textiles, Apparel & Luxury Goods Total			12,324,000
CONSUMER DISCRETIONARY TOTAL			114,806,072
CONSUMER STAPLES — 5.9%
Food & Staples Retailing — 1.3%
	Great Atlantic & Pacific Tea Co., Inc. (a)	1,112,315	4,404,767
	Winn-Dixie Stores, Inc. (a)	617,712	9,426,285
Food & Staples Retailing Total			13,831,052
Food Products — 1.9%
	American Italian Pasta Co., Class A (a)	325,000	8,986,250
	Corn Products International, Inc.	225,000	5,942,250
	Sanderson Farms, Inc.	139,600	6,087,956
Food Products Total			21,016,456

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Personal Products — 1.5%
	Inter Parfums, Inc.	667,300	5,598,647
	Nu Skin Enterprises, Inc., Class A	692,900	10,053,979
Personal Products Total			15,652,626
Tobacco — 1.2%
	Universal Corp.	342,500	12,682,775
Tobacco Total			12,682,775
CONSUMER STAPLES TOTAL			63,182,909
ENERGY — 5.4%
Energy Equipment & Services — 1.9%
	Hornbeck Offshore Services, Inc. (a)	237,000	6,574,380
	ION Geophysical Corp. (a)	1,010,400	2,859,432
	Oil States International, Inc. (a)	420,000	10,974,600
Energy Equipment & Services Total			20,408,412
Oil, Gas & Consumable Fuels — 3.5%
	EXCO Resources, Inc. (a)	620,000	9,541,800
	General Maritime Corp.	704,085	6,745,134
	Nordic American Tanker Shipping	270,000	9,055,800
	Stone Energy Corp. (a)	600,000	5,070,000
	Swift Energy Co. (a)	435,000	7,147,050
Oil, Gas & Consumable Fuels Total			37,559,784
ENERGY TOTAL			57,968,196
FINANCIALS — 27.7%
Capital Markets — 2.2%
	Affiliated Managers Group, Inc. (a)	75,700	4,247,527
	KBW, Inc. (a)	202,700	5,276,281
	Knight Capital Group, Inc., Class A (a)	380,300	6,544,963
	Stifel Financial Corp. (a)	177,000	7,706,580
Capital Markets Total			23,775,351
Commercial Banks — 9.3%
	Bancorpsouth, Inc.	475,000	10,564,000
	Community Bank System, Inc.	560,000	8,680,000
	East West Bancorp, Inc.	640,000	5,164,800
	First Horizon National Corp.	970,003	11,775,837
	First Midwest Bancorp, Inc.	460,500	4,006,350
	Fulton Financial Corp.	830,000	4,822,300
	Iberiabank Corp.	175,000	7,616,000
	Independent Bank Corp.	485,900	9,873,488
	Prosperity Bancshares, Inc.	295,000	8,277,700
	Susquehanna Bancshares, Inc.	475,000	3,391,500
	TCF Financial Corp.	660,000	9,477,600

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	Texas Capital Bancshares, Inc. (a)	600,000	9,210,000
	Umpqua Holdings Corp.	825,000	7,012,500
Commercial Banks Total			99,872,075
Insurance — 7.2%
	Argo Group International Holdings Ltd. (a)	240,000	6,729,600
	Arthur J. Gallagher & Co.	545,000	11,417,750
	Aspen Insurance Holdings Ltd.	461,000	10,644,490
	Delphi Financial Group, Inc., Class A	462,758	8,810,912
	First American Corp.	327,335	7,469,785
	Lincoln National Corp.	200,000	3,790,000
	Max Capital Group Ltd.	330,600	5,226,786
	National Financial Partners Corp.	980,708	5,933,283
	NYMAGIC, Inc.	83,969	1,259,535
	Platinum Underwriters Holdings Ltd.	325,000	9,369,750
	XL Capital Ltd., Class A	675,000	6,831,000
Insurance Total			77,482,891
Real Estate Investment Trusts (REITs) — 7.3%
	Alexandria Real Estate Equities, Inc.	256,000	9,190,400
	Capstead Mortgage Corp.	600,000	7,158,000
	Digital Realty Trust, Inc.	280,000	10,015,600
	LaSalle Hotel Properties	845,000	11,559,600
	LTC Properties, Inc.	450,000	9,364,500
	Mid-America Apartment Communities, Inc.	325,000	11,794,250
	OMEGA Healthcare Investors, Inc.	695,000	11,099,150
	Tanger Factory Outlet Centers, Inc.	280,000	9,060,800
Real Estate Investment Trusts (REITs) Total			79,242,300
Thrifts & Mortgage Finance — 1.7%
	Brookline Bancorp, Inc.	925,000	9,102,000
	First Niagara Financial Group, Inc.	750,000	9,517,500
Thrifts & Mortgage Finance Total			18,619,500
FINANCIALS TOTAL			298,992,117
HEALTH CARE — 7.5%
Health Care Equipment & Supplies — 3.6%
	CONMED Corp. (a)	430,000	6,772,500
	Cooper Companies, Inc.	240,000	6,362,400
	Haemonetics Corp. (a)	99,100	5,275,093
	ICU Medical, Inc. (a)	119,700	4,328,352
	Invacare Corp.	610,000	10,357,800
	STERIS Corp.	250,000	5,907,500
Health Care Equipment & Supplies Total			39,003,645

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — 3.9%
	Centene Corp. (a)	550,000	9,999,000
	Kindred Healthcare, Inc. (a)	645,000	8,468,850
	Magellan Health Services, Inc. (a)	255,000	7,614,300
	Owens & Minor, Inc.	222,400	7,797,344
	PharMerica Corp. (a)	442,100	7,754,434
Health Care Providers & Services Total			41,633,928
HEALTH CARE TOTAL			80,637,573
INDUSTRIALS — 16.9%
Aerospace & Defense — 2.2%
	BE Aerospace, Inc. (a)	648,700	9,652,656
	Esterline Technologies Corp. (a)	290,000	7,928,600
	Triumph Group, Inc.	150,000	5,911,500
Aerospace & Defense Total			23,492,756
Airlines — 1.4%
	AirTran Holdings, Inc. (a)	1,500,000	7,605,000
	UAL Corp. (a)	1,750,000	8,155,000
Airlines Total			15,760,000
Building Products — 0.5%
	Insteel Industries, Inc.	588,104	5,069,457
Building Products Total			5,069,457
Commercial Services & Supplies — 4.5%
	ABM Industries, Inc.	560,000	9,060,800
	Bowne & Co., Inc.	827,093	4,441,489
	Brink’s Co.	290,000	7,711,100
	Cenveo, Inc. (a)	1,200,000	5,916,000
	Comfort Systems USA, Inc.	730,000	6,810,900
	Cornell Companies, Inc. (a)	550,000	9,339,000
	Deluxe Corp.	420,000	5,938,800
Commercial Services & Supplies Total			49,218,089
Construction & Engineering — 1.5%
	EMCOR Group, Inc. (a)	488,000	10,965,360
	Shaw Group, Inc. (a)	179,300	4,876,960
Construction & Engineering Total			15,842,320

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — 1.9%
	AZZ, Inc. (a)	330,000	11,467,500
	C&D Technologies, Inc. (a)	1,245,000	2,228,550
	JA Solar Holdings Co., Ltd., ADR (a)	1,675,000	7,085,250
Electrical Equipment Total			20,781,300
Machinery — 0.6%
	AGCO Corp. (a)	215,000	6,204,900
Machinery Total			6,204,900
Marine — 0.8%
	Diana Shipping, Inc.	505,000	9,105,150
Marine Total			9,105,150
Professional Services — 1.3%
	Advisory Board Co. (a)	44,095	1,023,004
	CBIZ, Inc. (a)	750,000	5,422,500
	Watson Wyatt Worldwide, Inc., Class A	190,000	7,208,600
Professional Services Total			13,654,104
Road & Rail — 0.6%
	Werner Enterprises, Inc.	345,000	6,206,550
Road & Rail Total			6,206,550
Trading Companies & Distributors — 1.6%
	GATX Corp.	375,000	9,442,500
	Houston Wire & Cable Co.	655,500	7,826,670
Trading Companies & Distributors Total			17,269,170
INDUSTRIALS TOTAL			182,603,796
INFORMATION TECHNOLOGY — 13.0%
Communications Equipment — 3.1%
	3Com Corp. (a)	1,358,700	5,869,584
	Brocade Communications Systems, Inc. (a)	1,662,000	12,199,080
	Ciena Corp. (a)	900,000	9,900,000
	CommScope, Inc. (a)	217,500	5,707,200
Communications Equipment Total			33,675,864
Electronic Equipment, Instruments & Components — 2.8%
	Anixter International, Inc. (a)	250,000	10,255,000
	Brightpoint, Inc. (a)	824,568	4,881,443
	NAM TAI Electronics, Inc.	750,000	3,015,000
	Rofin-Sinar Technologies, Inc. (a)	355,000	8,005,250
	Rogers Corp. (a)	240,600	4,104,636
Electronic Equipment, Instruments & Components Total			30,261,329

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 4.9%
	Fairchild Semiconductor International, Inc. (a)	1,210,000	8,542,600
	FEI Co. (a)	506,357	11,018,328
	Intersil Corp., Class A	361,100	4,423,475
	IXYS Corp.	850,000	8,049,500
	Skyworks Solutions, Inc. (a)	990,000	9,434,700
	Ultra Clean Holdings (a)	800,000	2,344,000
	Verigy Ltd. (a)	807,382	9,688,584
Semiconductors & Semiconductor Equipment Total			53,501,187
Software — 2.2%
	Ariba, Inc. (a)	976,000	9,242,720
	Lawson Software, Inc. (a)	1,450,000	7,627,000
	Mentor Graphics Corp. (a)	1,154,900	6,490,538
Software Total			23,360,258
INFORMATION TECHNOLOGY TOTAL			140,798,638
MATERIALS — 5.9%
Chemicals — 2.4%
	Olin Corp.	600,000	8,016,000
	OM Group, Inc. (a)	200,000	5,300,000
	Rockwood Holdings, Inc. (a)	848,075	12,653,279
Chemicals Total			25,969,279
Construction Materials — 0.6%
	Eagle Materials, Inc.	275,000	6,765,000
Construction Materials Total			6,765,000
Containers & Packaging — 1.0%
	Rock-Tenn Co., Class A	278,300	10,681,154
Containers & Packaging Total			10,681,154
Metals & Mining — 0.8%
	Schnitzer Steel Industries, Inc., Class A	157,000	8,562,780
Metals & Mining Total			8,562,780

6

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Paper & Forest Products — 1.1%
	Schweitzer-Mauduit International, Inc.	530,000	11,909,100
Paper & Forest Products Total			11,909,100
MATERIALS TOTAL			63,887,313
TELECOMMUNICATION SERVICES — 0.8%
Diversified Telecommunication Services — 0.8%
	Cincinnati Bell, Inc. (a)	3,150,000	8,788,500
Diversified Telecommunication Services Total			8,788,500
TELECOMMUNICATION SERVICES TOTAL			8,788,500
UTILITIES — 3.0%
Electric Utilities — 1.0%
	Westar Energy, Inc.	620,000	11,067,000
Electric Utilities Total			11,067,000
Gas Utilities — 2.0%
	Atmos Energy Corp.	475,000	11,400,000
	New Jersey Resources Corp.	310,000	10,313,700
Gas Utilities Total			21,713,700
UTILITIES TOTAL			32,780,700

	Total Common Stocks (cost of $1,223,080,380)		1,044,445,814
Investment Company — 1.0%
	SPDR KBW Regional Banking ETF	555,000	11,266,500

	Total Investment Company (cost of $10,525,106)		11,266,500

		Par ($)
Short-Term Obligation — 3.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/09, due 06/01/09 at 0.120%, collateralized by a U.S. Government Agency obligation maturing 05/15/14, market value $39,123,738 (repurchase proceeds $38,353,384)	38,353,000	38,353,000

	Total Short-Term Obligation (cost of $38,353,000)		38,353,000

	Total Investments — 101.3% (cost of $1,271,958,486)(b)(c)		1,094,065,314

	Other Assets & Liabilities, Net — (1.3)%		(14,520,899)

	Net Assets — 100.0%		1,079,544,415

7

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange-traded funds exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•    Level 1 — quoted prices in active markets for identical securities

•    Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•    Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

	Valuation Inputs	Investments in Securities	Other Financial Instruments
	Level 1 — Quoted Prices	$1,055,712,314	$—
	Level 2 — Other Significant Observable Inputs	38,353,000	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$1,094,065,314	$—

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $1,271,958,486.

(c)	Unrealized appreciation and depreciation at May 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
	$93,582,925	$(271,476,097)	$(177,893,172)

8

Acronym	Name
ADR	American Depositary Receipt

9

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	July 22, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	July 22, 2009